As Filed with the Securities and Exchange Commission on January 18, 2004

File Nos. 333-54464

811-03365

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 179	☒

(Check Appropriate Box or Boxes)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

(Exact Name of Registrant)

METLIFE INVESTORS USA INSURANCE COMPANY
(Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California	92660
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

(Depositor’s Telephone Number, including Area Code)

(800) 989-3752

(Name and Address of Agent for Service)

Richard C. Pearson

Executive Vice President

MetLife Investors USA Insurance Company

22 Corporate Plaza Drive

Newport Beach, California 92660

(949) 629-1317

Copies to:

W. Thomas Conner

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004

(202) 383-0590

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on (date) pursuant to paragraph (b) of Rule 485.

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

The prospectus and statement of additional information, each dated May 1, 2004 for the Series VA contracts included in Post-Effective Amendment No. 5 to the registration statement on Form N-4 (File No. 333-54464) filed on April 27, 2004 pursuant to paragraph (b) of Rule 485, are incorporated herein by reference.

The supplement dated August 2, 2004 to the prospectus dated May 1, 2004 for the Series VA contracts included in Post-Effective Amendment No. 6 to the registration statement on Form N-4 (File No. 333-54464) filed on July 15, 2004 pursuant to paragraph (b) of Rule 485, is incorporated herein by reference.

The supplement dated November 3, 2004 to the prospectus dated May 1, 2004 for the Series VA contracts included in Post-Effective Amendment No. 7 to the registration statement on Form N-4 (333-54464) filed on November 1, 2004 pursuant to paragraph (b) of Rule 485, is incorporated herein by reference.

The Variable

Annuity

Contract

issued by

METLIFE INVESTORS USA

INSURANCE COMPANY

and

METLIFE INVESTORS USA

SEPARATE ACCOUNT A

Series VA

This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.

The annuity contract has 28 investment choices – a fixed account which offers an interest rate which is guaranteed by us, and 27 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Portfolio

Met/AIM Small Cap Growth Portfolio

Goldman Sachs Mid-Cap Value Portfolio

Harris Oakmark International Portfolio

Janus Aggressive Growth Portfolio

Lord Abbett Bond Debenture Portfolio

Lord Abbett Growth and Income Portfolio

MFS® Research International Portfolio

MetLife Defensive Strategy Portfolio

MetLife Moderate Strategy Portfolio

MetLife Balanced Strategy Portfolio

MetLife Growth Strategy Portfolio

Metlife Aggressive Strategy Portfolio

Neuberger Berman Real Estate Portfolio

Oppenheimer Capital Appreciation Portfolio

Money Market Portfolio     (formerly PIMCO Money Market Portfolio)

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

PIMCO PEA Innovation Portfolio     (formerly PIMCO Innovation Portfolio)

Met/Putnam Research Portfolio

Third Avenue Small Cap Value Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

Turner Mid-Cap Growth Portfolio

Metropolitan Series Fund, Inc. (Class B or Class E, as noted):

Davis Venture Value Portfolio (Class E)

Harris Oakmark Focused Value Portfolio

Jennison Growth Portfolio

MetLife Stock Index Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 37 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.

The contracts:

•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2005

TABLE OF CONTENTSPage

APPENDIX A
Condensed Financial Information	A-1

APPENDIX B
Participating Investment Portfolios	B-1

APPENDIX C
EDCA Examples with Multiple Purchase Payments	C-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

Page
Account Value	10
Accumulation Phase	8
Accumulation Unit	9
Annuitant	40
Annuity Date	20
Annuity Options	21
Annuity Payments	20
Annuity Unit	9
Beneficiary	40
Business Day	9
Fixed Account	8
Guaranteed Principal Option	24
Guaranteed Withdrawal Amount	28

Income Base	22 and 25

Income Phase	8
Investment Portfolios	10
Joint Owner	40
Owner	40
Purchase Payment	8
Separate Account	30

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HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (“GMIB”) or the guaranteed withdrawal benefit (“GWB”).

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect a GMIB. (See “Guaranteed Minimum Income Benefit.”)

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax-qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)

State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

Non-Natural Persons as Owners. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

Inquiries. If you need more information, please contact our Annuity Service Center at:

MetLife Investors Distribution Company

P.O. Box 10366

Des Moines, Iowa 50306-0366

(800) 343-8496

Electronic Delivery. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

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FEE TABLES AND EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Owner Transaction Expenses Table

Withdrawal Charge (Note 1)	7%
(as a percentage of
purchase payments)
Transfer Fee (Note 2)	$0 (First 12 per year)
$25 (Thereafter)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses –Withdrawal Charge”.)

Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment portfolio fees and expenses.

Periodic Fees and Expenses Table*

Account Fee (Note 1)	$30

Guaranteed Minimum
Income Benefit (GMIB Plus, GMIB II and GMIB I)
Rider Charge

GMIB Plus	0.75% of Income Base (Note 2)

GMIB Plus Upon Optional Reset (maximum)	1.50% of Income Base (Note 2)

GMIB II and GMIB I	0.50% of Income Base (Note 2)

Guaranteed Withdrawal Benefit Rider Charge Prior to Optional Reset	0.50% of the Guaranteed Withdrawal Amount (Note 3)

Guaranteed Withdrawal Benefit Rider Charge Upon Optional Reset (Maximum)	0.95% of the Guaranteed Withdrawal Amount (Note 3)

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Separate Account Annual Expenses

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the

Separate Account)

Mortality and Expense Charge	1.05%
Administration Charge	0.25%

Total Separate Account Annual Expenses	1.30%

Death Benefit Rider Charges (Optional) (as a percentage of average account value in the Separate Account)

Optional Death Benefit – Annual Step-Up	0.20%
Optional Death Benefit – Compounded-Plus	0.35%

Additional Death Benefit-Earnings Preservation Benefit	0.25%

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See “Annuity Payments (The Income Phase) –Guaranteed Minimum Income Benefit” for a definition of the term Income Base.

Note 3. See “Access to your Money – Guaranteed Withdrawal Benefit” for a definition of the term Guaranteed Withdrawal Amount.

*Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. Certain fees and expenses may not apply during the income phase of the contract. (See “Expenses”.)

The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. More detail concerning each investment portfolio’s fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.

Total Annual Investment	Minimum	Maximum
Portfolio Operating	0.56%	1.52%
Expenses (expenses that are deducted from investment portfolio assets, including management fees, 12b-1/service fees, and other expenses)

For information concerning compensation paid for the sale of the contracts, see “Distributor.”

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Investment Portfolio Expenses

(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

	Management Fees	12b-1/ Service Fees	Other Expenses(1)	Total Annual Portfolio Expenses	Contractual Expense Subsidy or Deferral	Net Total Annual Portfolio Expense(2)
Met Investors Series Trust
Met/AIM Mid Cap Core Equity Portfolio	0.75%	0.25%	0.19%	1.19%	0.00%	1.19%
Met/AIM Small Cap Growth Portfolio	0.90%	0.25%	0.21%	1.36%	0.06%	1.30%
Goldman Sachs Mid-Cap Value Portfolio(3)	0.75%	0.25%	0.41%	1.41%	0.21%	1.20%
Harris Oakmark International Portfolio	0.85%	0.25%	0.33%	1.43%	0.00%	1.43%
Janus Aggressive Growth Portfolio	0.78%	0.25%	0.15%	1.18%	0.04%	1.14%
Lord Abbett Bond Debenture Portfolio	0.60%	0.25%	0.11%	0.96%	0.00%	0.96%
Lord Abbett Growth and Income Portfolio	0.56%	0.25%	0.05%	0.86%	0.00%	0.86%
MFS Research International Portfolio	0.80%	0.25%	0.05%	0.86%	0.00%	0.86%
MetLife Defensive Strategy Portfolio(4)(5)	0.10%	0.25%	0.94%	1.29%	0.94%	0.35%
MetLife Moderate Strategy Portfolio(4)(5)	0.10%	0.25%	0.52%	0.87%	0.52%	0.35%
MetLife Balanced Strategy Portfolio(4)(5)	0.10%	0.25%	0.52%	0.87%	0.52%	0.35%
MetLife Growth Strategy Portfolio(4)(5)	0.10%	0.25%	0.52%	0.87%	0.52%	0.35%
MetLife Aggressive Strategy Portfolio(4)(5)	0.10%	0.25%	0.94%	1.29%	0.94%	0.35%
Neuberger Berman Real Estate Portfolio(3)	0.70%	0.25%	0.41%	1.36%	0.21%	1.15%
Oppenheimer Capital Appreciation Portfolio	0.63%	0.25%	0.11%	0.99%	0.00%	0.99%
Money Market Portfolio	0.40%	0.25%	0.09%	0.74%	0.00%	0.74%
PIMCO Inflation Protected Bond Portfolio	0.50%	0.25%	0.09%	0.84%	0.00%	0.84%
PIMCO Total Return Portfolio	0.50%	0.25%	0.08%	0.83%	0.00%	0.83%
PIMCO PEA Innovation Portfolio	0.95%	0.25%	0.32%	1.52%	0.17%	1.35%
Met/Putnam Research Portfolio	0.80%	0.25%	0.22%	1.27%	0.13%	1.14%
Third Avenue Small Cap Value Portfolio	0.75%	0.25%	0.18%	1.18%	0.00%	1.18%
T. Rowe Price Mid-Cap Growth Portfolio	0.75%	0.25%	0.18%	1.18%	0.00%	1.18%
Turner Mid-Cap Growth Portfolio(3)	0.80%	0.25%	0.41%	1.46%	0.21%	1.25%

Metropolitan Series Fund, Inc.
Davis Venture Value Portfolio	0.74%	0.15%	0.05%	0.94%	0.00%	0.94%
Harris Oakmark Focused Value Portfolio	0.75%	0.25%	0.05%	1.05%	0.00%	1.05%
Jennison Growth Portfolio	0.67%	0.25%	0.06%	0.98%	0.00%	0.98%
MetLife Stock Index Portfolio	0.25%	0.25%	0.06%	0.56%	0.00%	0.56%
(1)	Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Mid Cap Core Equity Portfolio; 0.10% for the Harris Oakmark International Portfolio; 0.05% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Oppenheimer Capital Appreciation Portfolio; 0.01% for the PIMCO Total Return Portfolio; 0.05% for the Third Avenue Small Cap Value Portfolio; and 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio.
(2)	The Net Total Annual Portfolio Expenses reflect contractual arrangements under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 [2006 for the five Strategy Portfolios] (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.
(3)	These investment portfolios are expected to be available for investment on or about May 1, 2004, and portfolio expenses are estimated for the year ended December 31, 2004.
(4)	The Portfolios commenced operations on November 3, 2004 and portfolio expenses are estimated for the year ended December 31, 2004.
(5)	Because the Portfolios invest in other underlying investment portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the Portfolio invests, including the management fee, which is not reflected in the above table. The total annual portfolio expenses of the Portfolios, including the operating expenses of the underlying investment portfolios (as of June 30, 2004) in which the Portfolios currently intend to invest, could range from 0.89% to 1.39% for the MetLife Defensive Strategy Portfolio, 0.89% to 1.39% for the MetLife Moderate Strategy Portfolio, 0.89% to 1.39% for the MetLife Balanced Strategy Portfolio, 0.89% to 1.39% for the MetLife Growth Strategy Portfolio and 0.95% to 1.39% for the Metlife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the Portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory.

6

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and investment portfolio fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the investment portfolios (before subsidy and/or deferral). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit (GMIB Plus) rider, assuming you elect the Optional Reset of the GMIB Plus and as a result the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50% which is the most expensive way to purchase the contract.

(1) If you surrender your contract at the end of the applicable time period:

Time Periods
1 year	3 years	5 years	10 years
(a)$	(a)$	(a)$	(a)$
(b)$	(b)$	(b)$	(b)$

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

Time Periods
1 year	3 years	5 years	10 years
(a)$	(a)$	(a)$	(a)$
(b)$	(b)$	(b)$	(b)$

Chart 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider or the GWB rider, which is the least expensive way to purchase the contract.

(1) If you surrender your contract at the end of the applicable time period:

Time Periods
1 year	3 years	5 years	10 years
(a)$	(a)$	(a)$	(a)$
(b)$	(b)$	(b)$	(b)$

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

Time Periods
1 year	3 years	5 years	10 years
(a)$	(a)$	(a)$	(a)$
(b)$	(b)$	(b)$	(b)$

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

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1.	THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

In most states, the contract also contains a fixed account (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under “Other Information.”

Market Timing

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of “round trip” transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in “Investment Options – Transfers – Market Timing.”

2.	PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any application or purchase payment and to limit future purchase payments. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

•	The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract unless you have elected an electronic funds transfer program approved by us, in which case the minimum initial purchase payment for a non-qualified contract is $500.

•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

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•	If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

•	You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

•	We will accept a different amount if required by federal tax law.

Termination for Low Account Value

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

•	the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

•	your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

•	a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days.

A business day is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Requests and Elections.”)

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this “free look” period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

Accumulation Units

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your

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account value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1)	dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2)	multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern Time) and then credit your contract.

Example:

On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

Account Value

Account value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

Replacement of Contracts

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. With respect to exchanges from certain of our variable annuity contracts to this contract, the account value of this contract attributable to the exchanged assets will not be subjected to any withdrawal charge or be eligible for enhanced dollar cost averaging. Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3.	INVESTMENT OPTIONS

The contract offers 27 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund

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prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Certain investment portfolios described in the fund prospectuses may not be available with your contract. Appendix B contains a summary of advisers and subadvisers, investment objectives and strategies for each investment portfolio.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

Met Investors Series Trust (Class B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B portfolios are available under the contract:

Met/AIM Mid Cap Core Equity Portfolio

Met/AIM Small Cap Growth Portfolio

Goldman Sachs Mid-Cap Value Portfolio

Harris Oakmark International Portfolio

Janus Aggressive Growth Portfolio

Lord Abbett Bond Debenture Portfolio

Lord Abbett Growth and Income Portfolio

MFS® Research International Portfolio

MetLife Defensive Strategy Portfolio

MetLife Moderate Strategy Portfolio

MetLife Balanced Strategy Portfolio

MetLife Growth Strategy Portfolio

MetLife Aggressive Strategy Portfolio

Neuberger Berman Real Estate Portfolio

Oppenheimer Capital Appreciation Portfolio

Money Market Portfolio (formerly PIMCO Money Market Portfolio)

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio)

Met/Putnam Research Portfolio

Third Avenue Small Cap Value Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

Turner Mid-Cap Growth Portfolio

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Metropolitan Series Fund, Inc. (Class B or Class E, as noted)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B or Class E, as noted, portfolios are available under the contract:

Davis Venture Value Portfolio (Class E)

Harris Oakmark Focused Value Portfolio

Jennison Growth Portfolio

MetLife Stock Index Portfolio

Transfers

General. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See “Investment Options – Transfers – Market Timing.”) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

•	Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

•	The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

•	You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

•	If you have elected the GMIB Plus rider to your contract, you may only transfer your funds between certain investment portfolios. Please refer to the section “Annuity Payments (The Income Phase) – Description of GMIB Plus – Allocation Limitations”.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio’s next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

•	The credited interest rate is equal to the guaranteed minimum rate;

•	Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

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•	A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See “Other Information – Requests and Elections.”)

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

Market Timing. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations (“disruptive trading”). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as “market timing”) may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the “Monitored Portfolios”). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our

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ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment portfolios and may be more restrictive with regard to certain contracts or investment portfolios than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

Dollar Cost Averaging Programs

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.	Standard Dollar Cost Averaging (DCA)

This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider.

2.	Enhanced Dollar Cost Averaging Program (EDCA)

The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an

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EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6- month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided however that no amount will be allocated to the EDCA account without your express direction. (See “Purchase – Allocation of Purchase Payments.”) When a subsequent purchase payment is allocated by you to your existing EDCA account we create “buckets” within your EDCA account.

•	The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

•	Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

•	Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month.

If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

Three Month Market Entry Program

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar

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cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

Description of the MetLife Asset Allocation Program

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC (“Met Investors Advisory”), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

MetLife Asset Allocation Portfolios
MetLife Defensive Strategy Portfolio
MetLife Moderate Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Growth Strategy Portfolio
MetLife Aggressive Strategy Portfolio

Each Portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each Portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a Portfolio invests based on, among other things, Met Investors Advisory’s investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each Portfolio’s asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. At least approximately every 90 days, the Portfolios will be rebalanced to their previously established target allocations.

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each Portfolio’s investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

Recognized Programs. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services may agree to provide such services to owners in accordance with our administrative rules regarding such programs. We will make no independent investigation of these programs. We will only establish that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees.

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We reserve the right to terminate our support of a recognized program for any reason, including without limitation, a change in the regulatory requirements applicable to such programs.

Voting Rights

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Substitution of Investment Options

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Product Charges

Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

Mortality and Expense Charge. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

Death Benefit Rider Charges. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%
Additional Death Benefit – Earnings Preservation Benefit	0.25%

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For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each investment portfolio.

Account Fee

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee.

After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

Guaranteed Minimum Income Benefit – Rider Charge

We offer Guaranteed Minimum Income Benefit (“GMIB”) riders which you can select when you purchase the contract. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see “Annuity Payments (The Income Phase) – Guaranteed Minimum Income Benefit” for a discussion of how the income base is determined at the time the rider charge is assessed. If you elect an Optional Reset of the GMIB Plus rider on the third contract anniversary or thereafter as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base. If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.

For contracts issued between May 1, 2003 and May 1, 2005 for which the GMIB II or the GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See “Death Benefit”). For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.

The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary immediately on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value.

Guaranteed Withdrawal Benefit – Rider Charge

We offer a Guaranteed Withdrawal Benefit (“GWB”) rider which you can select when you purchase the contract. If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see “Access To Your Money – Guaranteed Withdrawal Benefit”) on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment option, the fixed account and the EDCA account in the ratio each account bears to your total account value. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person) or the contract terminates, a pro rata portion of the rider charge will be assessed. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB rider charge will continue even if your Benefit Base has been reduced to zero.

Withdrawal Charge

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior

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purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1.	Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.	The free withdrawal amount described below; then

3.	Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

Free Withdrawal Amount. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

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The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state (check with your registered representative regarding availability). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

Premium and Other Taxes

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

Transfer Fee

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

Income Taxes

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

5.	ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant’s 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant’s 90th birthday or ten (10) years from the date your contract was issued.

Annuity Payments

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

•	fixed account,

•	the available investment portfolio(s), or

•	a combination of both.

If you don’t tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

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If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1)	the value of your contract in the investment portfolio(s) on the annuity date,

2)	the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)	the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant’s death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant’s death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor’s death.

Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant’s death is received at our annuity service office) commuted at the AIR selected. We will require

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return of your contract and proof of death before we pay the commuted values.

Option 5. Payments for a Designated Period. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person’s IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

Guaranteed Minimum Income Benefit

At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit. Effective May 1, 2005, we offer three different versions of the Guaranteed Minimum Income Benefit, a maximum of two of which will be offered in any particular state. Please check with your financial representative on which versions are available in your state. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus (collectively these will be referenced as “GMIB”). All three versions of the GMIB are described below.

It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the “income base” that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

Description of GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner’s 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

Income Base. The income base is the greater of (a) or (b) below.

(a)	Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner’s 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

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(b)	Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

(i)	is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner’s 85th birthday and 0% thereafter; and

(ii)	is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

(1)	The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

(2)	If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner’s 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner’s 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

Ownership. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

Exercising the GMIB II Rider. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1)	Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

Age at Annuitization	Guarantee Period
80	9
81	8
82	7
83	6
84 and 85	5

(2)	Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

•	the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

•	the annuity payment determined for the same annuity option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)

Partial annuitizations are not permitted under the GMIB II.

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see “Purchase – Purchase Payments”), or your contact lapses and there remains any income base, we

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will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

Terminating The GMIB II Rider. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

a)	The 30th day following the contract anniversary on or following your 85th birthday;

b)	The date you make a complete withdrawal of your account value;

c)	The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

d)	Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

e)	A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

Description of GMIB Plus

The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) the owner may exercise a “Guaranteed Principal Option” in which case the owner receives an additional amount to be added to the account value in lieu of taking GMIB payments; (2) the owner may be permitted to periodically reset the Annual Increase Amount; (3) the owner is limited to allocating his/her account value to certain investment choices; (4) the termination provisions are expanded; and (5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

Guaranteed Principal Option. Starting with the tenth contract anniversary prior to the owner’s 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant’s age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

(a)	is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) and

(b)	the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.

Optional Reset. On any contract anniversary on or after the third contract anniversary, the owner may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. An owner may elect to reset the Annual Increase Amount only if (1) the account

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value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, or any other method that we agree to, within a 30 day period prior to the applicable contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract.

The Optional Reset will:

(1)	reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Reset election;

(2)	reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3)	reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

Allocation Limitations. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1)	the MetLife Defensive Strategy Portfolio,

(2)	the MetLife Moderate Strategy Portfolio,

(3)	the MetLife Balanced Strategy Portfolio or

(4)	the MetLife Growth Strategy Portfolio

You may also elect to participate in the enhanced dollar cost averaging program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

Termination Provisions. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under “Terminating the GMIB II Rider.” Also, for GMIB Plus only the following replaces termination provision e) above:

•	a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.

Description of GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

Income Base. The income base is the greater of (a) or (b) minus (c) below:

(a)	Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b)	Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

(i)	is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

(ii)	is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

(1)	The withdrawal adjustment for each withdrawal in a contract year is the value of

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the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

(2)	If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c)	An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

Ownership. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

•	The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

•	The annuity payment determined for the same annuity option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)

Exercising the GMIB I Rider. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

•	A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

•	A joint survivor life annuity with a 10 year period certain.

Terminating the GMIB I Rider. The GMIB I rider will terminate upon the earliest of:

•	The date you elect to receive annuity payments either under the GMIB I rider or the contract;

•	The 30th day following the contract anniversary immediately after your 85th birthday;

•	The date you make a complete withdrawal of your account value;

•	Death of the owner or death of the annuitant if a non-natural person owns the contract; or

•	A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See “General Death Benefit Provisions.”) In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

GMIB and Qualified Contracts

The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see “Federal Income Tax Status – Taxation of Qualified Contracts”), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your account representative or tax adviser.

6.	ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)	by making a withdrawal (either a partial or a complete withdrawal);

(2)	by electing to receive annuity payments; or

(3)	when a death benefit is paid to your beneficiary.

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Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”)

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

•	less any applicable withdrawal charge,

•	less any premium or other tax,

•	less any account fee, and

•	less any applicable pro rata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven (7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

How to withdraw all or part of your account value.

•	You must submit a request to our Annuity Service Center. (See “Requests and Elections.”)

•	You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See “Expenses – Reduction or Elimination of the Withdrawal Charge.”)

•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner’s death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. For a more complete explanation see “Federal Income Tax Status.”

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charges, see “Expenses” above.)

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

Guaranteed Withdrawal Benefit

In states where approved, you may elect the Guaranteed Withdrawal Benefit (“GWB”) as an optional rider to your contract. You may elect the GWB rider prior to age 86 at the time you purchase a contract. The GWB guarantees that, provided withdrawals or amounts applied to an annuity option do not exceed the Annual Benefit Payment (the initial Annual Benefit Payment is currently 7% of your initial purchase payment plus the GWB Bonus Amount) in any contract year, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount). The GWB is intended to protect you against poor investment performance. However, the GWB does not establish or guarantee an account value or minimum return for any investment

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portfolio, and the GWB may protect you against poor investment performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to the Annual Benefit Payment. Even if your annual withdrawals or amounts applied to an annuity option are less than or equal to the Annual Benefit Payment, income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Once elected, the GWB rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your contract.

If in any contract year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your beneficiary will receive from the contract over time may be less than the Guaranteed Withdrawal Amount. This reduction may be significant. However, the GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (which does not decrease due to withdrawals) until termination of the contract.

Benefit Base. Your initial Benefit Base is equal to the initial Guaranteed Withdrawal Amount, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

•	Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

•	Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

•	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and
•	If a Benefit Paid from your contract is not payable to the contract owner or contract owner’s bank account (or annuitant’s bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner’s bank account (or the annuitant’s bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.

Guaranteed Withdrawal Amount. The initial Guaranteed Withdrawal Amount is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The

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Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

Optional Reset. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner’s 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant’s age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

•	Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

•	Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

Termination of the GWB Rider. The GWB rider will terminate:

1.	When you take a total withdrawal of your account value;

2.	The date you apply your account value to an annuity option;

3.	When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

4.	When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person;

5.	There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

6.	When the contract is terminated.

Additional Information. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by

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the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary’s estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a) (9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner’s ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.	PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all

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applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.	DEATH BENEFIT

Upon Your Death

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit – Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

Standard Death Benefit – Principal Protection

The death benefit will be the greater of:

(1)	the account value; or

(2)	total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date.”

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

Optional Death Benefit – Annual Step-Up

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)	the account value; or

(2)	total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)	the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

•	Subsection (2) is changed to provide: “The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date”; and

•	for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

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Optional Death Benefit – Compounded-Plus

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)	the account value; or

(2)	the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a)	Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b)	Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

(i)	is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a)	for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and
(b)	for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

Additional Death Benefit – Earnings Preservation Benefit

The Additional Death Benefit – Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:

(a)	is the death benefit under your contract; and

(b)	is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:

(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b)	is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals

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are first applied against earnings in the contract, and then against purchase payments not withdrawn.

Benefit Percentage

Issue Age	Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total purchase payments not withdrawn” will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

General Death Benefit Provisions

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary’s lifetime or for a period not extending beyond the beneficiary’s life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary’s beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary’s death. Moreover, if the beneficiary under a tax qualified contract is the annuitant’s spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant’s death). (See “Federal Income Tax Status.”)

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner’s death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

Spousal Continuation

If the primary beneficiary is the spouse of the owner, upon the owner’s death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio

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that the account value in the investment portfolio and/or the fixed account bears to the total account value.

Death of the Annuitant

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Controlled Payout

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary’s life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.	FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a “Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.”

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner’s investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed

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distributions subject to immediate taxation. Consult your tax adviser.

Additional Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of an owner;

•	attributable to the taxpayer’s becoming disabled;

•	made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

•	under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as page 29 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

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Individual Retirement Accounts (IRA’s). IRA’s, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Pension Plans. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

Tax Sheltered Annuities. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457(b) Plans. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions,

36

agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a nongovernmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Separate Account Charges for Death Benefits. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

Other Tax Issues. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Foreign Tax Credits

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10.	OTHER INFORMATION

MetLife Investors USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc (“MLIG”). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

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We are a member of the Insurance Marketplace Standards Association (“IMSA”). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We have established a Separate Account, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

Distributor

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (“Distributor”), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers (“selling firms”) for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor’s management team, advertising expenses, and other expenses of distributing the contracts. Distributor’s management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios (see “Fee Tables and Examples — Investment Portfolio Expenses” and the fund prospectuses). These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

Selling Firms

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions and some form of non-cash compensation. A group of selected selling firms receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

Compensation Paid To All Selling Firms. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Additional Compensation for Selected Selling Firms. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the contracts). Persistency payments are periodic

38

payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms’ marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. A list of selling firms that received additional compensation in 2003 is set forth in the Statement of Additional Information in the “Distribution” section.

Requests and Elections

We will treat your request for a contract transaction as received by us if we receive a request conforming to our administrative procedures at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee’s administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

•	Through your registered representative

•	By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

•	In writing to our Annuity Service Center

•	By fax at (515) 457-4400 or

•	By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

Confirming Transactions. We will send out written statements confirming that a transaction was recently

39

completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract.

These rights include the right to:

•	change the beneficiary.

•	change the annuitant before the annuity date (subject to our underwriting and administrative rules).

•	assign the contract (subject to limitations).

•	change the payment option.

•	exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

Joint Owner. The contract can be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

Annuitant. The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

Assignment. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

Table of Contents of the Statement of Additional Information

Company

Experts

Custodian

Legal Matters

Distribution

Calculation of Performance Information

Annuity Provisions

Tax Status of the Contracts

Condensed Financial Information

Financial Statements

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See “Purchase – Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See “Cover Page” for how to obtain a copy of the SAI.)

CHART 1 –	Contracts with the Standard Death Benefit – Principal Protection and no additional death benefit riders (total separate account product charges equal 1.30% on an annual basis)

1.30% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.938098	3,561.3631
01/01/2002 to 12/31/2002	10.938098	8.843411	124,407.6562
01/01/2003 to 12/31/2003	8.843411	11.781709	1,944,440.9745
Janus Aggressive Growth Sub-Account
03/21/2001 to 12/31/2001	8.041634	7.313773	141,261.7815
01/01/2002 to 12/31/2002	7.313773	5.209721	646,613.5515
01/01/2003 to 12/31/2003	5.209721	6.731495	2,939,421.7723
Lord Abbett Bond Debenture Sub-Account
03/21/2001 to 12/31/2001	13.963875	13.989418	76,822.8145
01/01/2002 to 12/31/2002	13.989418	13.729566	549,399.5889
01/01/2003 to 12/31/2003	13.729566	16.148717	3,043,791.3676
Lord Abbett Growth and Income Sub-Account
03/21/2001 to 12/31/2001	39.123031	41.425267	71,763.1393
01/01/2002 to 12/31/2002	41.425267	33.480916	447,743.2489
01/01/2003 to 12/31/2003	33.480916	43.205327	1,597,992.6751
Met/AIM Mid Cap Core Equity Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.993732	5,514.8131
01/01/2002 to 12/31/2002	10.993732	9.677875	221,500.4020
01/01/2003 to 12/31/2003	9.677875	12.053335	1,424,037.3695
Met/AIM Small Cap Growth Sub-Account
10/09/2001 to 12/31/2001	10.000000	11.855004	12,265.6895
01/01/2002 to 12/31/2002	11.855004	8.483365	332,911.4483
01/01/2003 to 12/31/2003	8.483365	11.628364	1,351,749.0063

APPENDIX A

CONDENSED FINANCIAL INFORMATION (continued)

1.30% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met/Putnam Research Sub-Account
03/21/2001 to 12/31/2001	8.137898	8.072222	72,909.1257
01/01/2002 to 12/31/2002	8.072222	6.309653	326,542.9084
01/01/2003 to 12/31/2003	6.309653	7.744019	823,530.0876
MFS Research International Sub-Account
03/21/2001 to 12/31/2001	8.805686	8.387714	54,695.0381
01/01/2002 to 12/31/2002	8.387714	7.302286	483,704.5145
01/01/2003 to 12/31/2003	7.302286	9.517689	1,369,849.4587
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
03/21/2001 to 12/31/2001	10.032441	10.162217	294,508.2021
01/01/2002 to 12/31/2002	10.162217	10.140914	670,575.2963
01/01/2003 to 12/31/2003	10.140914	10.053407	1,024,266.9615
Oppenheimer Capital Appreciation Sub-Account
03/21/2001 to 12/31/2001	8.558733	8.473531	183,404.0859
01/01/2002 to 12/31/2002	8.473531	6.295082	1,277,509.7466
01/01/2003 to 12/31/2003	6.295082	7.986520	5,587,981.7744
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.442908	2,658,017.4183
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
03/21/2001 to 12/31/2001	7.234270	6.098184	49,113.5010
01/01/2002 to 12/31/2002	6.098184	2.965659	351,078.3241
01/01/2003 to 12/31/2003	2.965659	4.612668	1,003,197.0985
PIMCO Total Return Sub-Account
03/21/2001 to 12/31/2001	10.161771	10.544458	262,930.6255
01/01/2002 to 12/31/2002	10.544458	11.375589	1,717,758.7339
01/01/2003 to 12/31/2003	11.375589	11.712172	4,747,365.6685
Third Avenue Small Cap Value Sub-Account
05/01/2002 to 12/31/2002	10.000000	8.238014	217,902.1405
01/01/2003 to 12/31/2003	8.238014	11.499992	2,204,028.2289
T. Rowe Price Mid Cap Growth Sub-Account
03/21/2001 to 12/31/2001	8.099086	8.243089	122,870.7366
01/01/2002 to 12/31/2002	8.243089	4.553397	857,020.9813
01/01/2003 to 12/31/2003	4.553397	6.141416	3,875,360.9009

APPENDIX A

CONDENSED FINANCIAL INFORMATION (continued)

1.30% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
03/21/2001 to 12/31/2001	10.000000	10.164523	226,062.5443
01/01/2002 to 12/31/2002	10.164523	8.372638	1,454,877.2395
01/01/2003 to 12/31/2003	8.372638	10.804691	4,466,753.8811
Harris Oakmark Focused Value Sub-Account (Class B)
03/21/2001 to 12/31/2001	10.000000	11.957073	161,189.7692
01/01/2002 to 12/31/2002	11.957073	10.732579	912,536.4123
01/01/2003 to 12/31/2003	10.732579	14.018909	3,128,901.9323
Jennison Growth Sub-Account (Class B)
05/01/2002 to 12/31/2002	10.000000	7.633197	430,856.6897
01/01/2003 to 12/31/2003	7.633197	9.771784	1,956,003.9889
MetLife Stock Index Sub-Account (Class B)
10/09/2001 to 12/31/2001	10.000000	10.852281	18,910.0961
01/01/2002 to 12/31/2002	10.852281	8.300023	374,833.1880
01/01/2003 to 12/31/2003	8.300023	10.476416	1,586,695.1489

APPENDIX A

CONDENSED FINANCIAL INFORMATION (continued)

CHART 2 –	Contracts with the Compounded-Plus Death Benefit and the Additional Death Benefit – Earnings Preservation Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 1.90% on an annual basis)

1.90% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
05/01/2003 to 12/31/2003	8.683960	11.625277	1,067,394.2768
Janus Aggressive Growth Sub-Account
05/01/2003 to 12/31/2003	5.448004	6.620031	1,802,196.0562
Lord Abbett Bond Debenture Sub-Account
05/01/2003 to 12/31/2003	14.542867	15.881558	1,711,235.4675
Lord Abbett Growth and Income Sub-Account
05/01/2003 to 12/31/2003	34.192095	42.490294	1,028,814.3410
Met/AIM Mid Cap Core Equity Sub-Account
05/01/2003 to 12/31/2003	9.653416	11.893317	828,392.8204
Met/AIM Small Cap Growth Sub-Account
05/01/2003 to 12/31/2003	8.639989	11.473990	754,676.3210
Met/Putnam Research Sub-Account
05/01/2003 to 12/31/2003	6.358161	7.615832	491,229.4686
MFS® Research International Sub-Account
05/01/2003 to 12/31/2003	7.257269	9.360152	668,332.2299
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
05/01/2003 to 12/31/2003	9.990594	9.887065	754,276.1323
Oppenheimer Capital Appreciation Sub-Account
05/01/2003 to 12/31/2003	6.476827	7.854290	3,492,160.9173
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.401088	1,548,238.9531
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
05/01/2003 to 12/31/2003	3.270487	4.536216	786,150.0851
PIMCO Total Return Sub-Account
05/01/2003 to 12/31/2003	11.491153	11.518393	2,164,984.1662

APPENDIX A

CONDENSED FINANCIAL INFORMATION (continued)

1.90% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Third Avenue Small Cap Value Sub-Account
05/01/2003 to 12/31/2003	8.429221	11.385490	1,287,783.9731
T. Rowe Price Mid Cap Growth Sub-Account
05/01/2003 to 12/31/2003	4.708135	6.039673	2,197,630.1348
Metropolitan Series Fund, Inc. (Class B)

Davis Venture Value Sub-Account (Class E)
05/01/2003 to 12/31/2003	8.466410	10.625867	2,611,291.2113
Harris Oakmark Focused Value Sub-Account (Class B)
05/01/2003 to 12/31/2003	10.824616	13.787013	2,059,838.4388
Jennison Growth Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.028934	9.674439	1,172,461.3599
MetLife Stock Index Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.560748	10.337295	662,457.2601

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

Met/AIM Mid Cap Core Equity Portfolio

Subadviser: A I M Capital Management, Inc.

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Subadviser: A I M Capital Management, Inc.

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

Goldman Sachs Mid-Cap Value Portfolio

Subadviser: Goldman Sachs Asset Management

Investment Objective: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

Harris Oakmark International Portfolio

Subadviser: Harris Associates L.P.

Investment Objective: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

Janus Aggressive Growth Portfolio

Subadviser: Janus Capital Management LLC

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

Lord Abbett Bond Debenture Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS® Research International Portfolio

Subadviser: Massachusetts Financial Services Company

Investment Objective: The MFS® Research International Portfolio seeks capital appreciation.

MetLife Defensive Strategy Portfolio

Investment Objective: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

MetLife Moderate Strategy Portfolio

Investment Objective: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

MetLife Balanced Strategy Portfolio

Investment Objective: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

MetLife Growth Strategy Portfolio

Investment Objective: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

MetLife Aggressive Strategy Portfolio

Investment Objective: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.

Neuberger Berman Real Estate Portfolio

Subadviser: Neuberger Berman Management Inc.

Investment Objective: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

Oppenheimer Capital Appreciation Portfolio

Subadviser: OppenheimerFunds, Inc.

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

Money Market Portfolio

Subadviser: Pacific Investment Management Company LLC

Investment Objective: The Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

PIMCO Inflation Protected Bond Portfolio

Subadviser: Pacific Investment Management Company LLC

Investment Objective: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Portfolio

Subadviser: Pacific Investment Management Company LLC

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO PEA Innovation Portfolio

Subadviser: PEA Capital LLC (formerly, PIMCO Equity Advisors LLC)

Investment Objective: The PIMCO PEA Innovation Portfolio seeks capital appreciation; no consideration is given to income.

Met/Putnam Research Portfolio

Subadviser: Putnam Investment Management, LLC

Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

Third Avenue Small Cap Value Portfolio

Subadviser: Third Avenue Management LLC

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.

T. Rowe Price Mid-Cap Growth Portfolio

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

Turner Mid-Cap Growth Portfolio

Subadviser: Turner Investment Partners

Investment Objective: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. (Class B or Class E, as noted)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

Davis Venture Value Portfolio (Class E)

Subadviser: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers — NY, Inc., a wholly-owned subsidiary.

Investment Objective: The Davis Venture Value Portfolio seeks growth of capital.

Harris Oakmark Focused Value Portfolio

Subadviser: Harris Associates L.P.

Investment Objective: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

Jennison Growth Portfolio

Subadviser: Jennison Associates LLC

Investment Objective: The Jennison Growth Portfolio seeks long-term growth of capital.

MetLife Stock Index Portfolio

Subadviser: Metropolitan Life Insurance Company

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor’s 500 Composite Stock Price Index.

APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

				———Account Values———
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	12000	2000	10000	10000
2		2000	8095	8095
3		2000	6172	6172
4	6000	3000	9230	3230	6000
5		3000	6309	261	6048
6		3000	3359	0	3359
7		3000	386	0	386
8		389	0	0	0
9		0	0	0	0
10		0	0	0	0
11		0	0	0	0
12		0	0	0	0
13		0	0	0	0
14		0	0	0	0
15		0	0	0	0

C-1

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

				———Account Values———
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	24000	2000	22000	22000
2		2000	20209	20209
3		2000	18401	18401
4		2000	16575	16575
5		2000	14732	14732
6	12000	3000	23872	11872	12000
7		3000	21801	8985	12096
8		3000	18262	6070	12192
9		3000	15417	3128	12289
10		3000	12545	157	12387
11		3000	9645	0	9645
12		3000	6722	0	6722
13		3000	3776	0	3776
14		3000	806	0	806
15		812	0	0	0

C-2

Statement of Additional Information

Individual Variable Deferred Annuity Contract

issued by

METLIFE INVESTORS USA SEPARATE ACCOUNT A

and

METLIFE INVESTORS USA INSURANCE COMPANY

Series VA

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2005, for the Individual Variable Deferred Annuity Contract which is described herein.

The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus call or write us at: P.O. Box 10366, Des Moines, Iowa 50306-0366, or call (800) 343-8496.

This Statement of Additional Information is dated May 1, 2005.

SAI 0504 VA USA

TABLE OF CONTENTS Page

COMPANY	3

EXPERTS	3

CUSTODIAN	3

LEGALMATTERS	3

DISTRIBUTION	3
Reduction or Elimination of the Withdrawal Charge	5

CALCULATIONOF PERFORMANCE INFORMATION	5
Total Return	5
Historical Unit Values	6
Reporting Agencies	6

ANNUITYPROVISIONS	6
Variable Annuity	6
Fixed Annuity	8
Mortality and Expense Guarantee	8
Legal or Regulatory Restrictions on Transactions	8

TAXSTATUS OF THE CONTRACTS	8

CONDENSEDFINANCIAL INFORMATION	9

FINANCIALSTATEMENTS	30

2

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc (“MLIG”). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.

We are a member of the Insurance Marketplace Standards Association (“IMSA”). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS

The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

CUSTODIAN

MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS

Legal matters in connection with the Contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See “Other Information – Distribution of the Contracts.”) Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company (“Distributor”) serves as principal underwriter for the contracts. Distributor is a Delaware corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Distributor*	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2001	$35,670,155	$0
2002	$90,280,308	$0
2003	$169,179,314	$0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs,

3

marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. The following list sets forth the names of Selling Firms that received additional compensation in 2003 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The Selling Firms are listed in the order of the magnitude of their additional compensation. For purposes of such ordering, the amount of compensation received by a Selling Firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors Insurance Company).

Merrill Lynch, Pierce, Fenner & Smith Inc.

A.G. Edwards & Sons, Inc.

UBS Financial Services, Inc.

Wachovia Securities, LLC

High Mark Securities, Inc.

Walnut Street Securities, Inc.

Raymond James Financial Services, Inc.

Linsco/Private Ledger Corp.

National Planning Corporation

Securities America, Inc.

Intersecurities, Inc.

RBC Dain Rauscher, Inc.

US Bancorp Investments, Inc.

Janney Montgomery Scott LLC

PNC Investments

Mutual Service Corporation

Essex National Securities, Inc.

Raymond James Financial Services, Inc.

Morgan Keegan & Company, Inc.

Raymond James and Associates, Inc.

Commonwealth Financial Network

Associated Securities Corp.

Investment Professionals, Inc.

Ferris, Baker Watts Incorporated

UVEST Financial Services Group, Inc.

United Planners’ Financial Services of America

CUSO Financial Services, L.P.

Next Financial Group, Inc.

Sigma Financial Corporation

Guaranty Insurance Services, Inc.

National Planning Corporation

Robert W. Baird & Co. Incorporated

Invest Financial Corporation

SII Investments, Inc.

Brookstreet Securities Corporation

Investment Center of America

Legg Mason Wood Walker, Incorporated

Associated Securities Corp.

H.D. Vest Investment Services

H. Beck, Inc.

McDonald Investments Inc.

Securities Service Network, Inc.

Waterstone Financial Group, Inc.

XCU Capital Corporation, Inc.

Centaurus Financial, Inc.

Mellon Securities LLC

Sammons Securities Company, LLC

Infinex Investments, Inc.

Valmark Securities, Inc.

First Allied Securities, Inc.

Sicor Securities Inc.

Fiserv Investor Services, Inc.

LaSalle St. Securities, L.L.C.

Medallion Investment Services, Inc.

Scott & Stringfellow, Inc.

Ameritas Investment Corp.

Pan-American Finanical Advisors

Harbour Investments, Inc.

Moors & Cabot

Investment Planners, Inc.

Re-Direct Securities Corp.

Zions Investment Securities

Stanford Group

Commerce Brokerage Services, Inc.

FFP Securities, Inc.

Oppenheimer & Co., Inc.

Blue Vase Securities, LLC

Hancock Investment Services, Inc.

AFS Brokerage, Inc.

HSBC Brokerage (USA) Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

4

Reduction or Elimination

of the Withdrawal Charge

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2.	The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF

PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and guaranteed minimum income benefit (“GMIB”) or guaranteed withdrawal benefit (“GWB”) rider charge. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

P (1 + T)n = ERV

Where:

P    =  a hypothetical initial payment of $1,000

T    =  average annual total return

n    =  number of years

ERV =	ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio’s total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

5

Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant’s age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1.	dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

6

2.	the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

Annuity Unit — The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1)	the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2)	the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

Net Investment Factor — The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)	the net asset value per share of the portfolio at the end of the current business day; plus

(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is	the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)	the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

•	You may not make a transfer from the fixed account to the Separate Account;

•	Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

•	You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

7

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

Legal or Regulatory Restrictions on Transactions

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

8

CONDENSED FINANCIAL INFORMATION

CHART 3 –	Contracts with the Standard Death Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003, equal 1.30% on an annual basis)

1.30% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
05/01/2003 to 12/31/2003	8.765644	11.781709	1,944,440.9745
Janus Aggressive Growth Sub-Account
05/01/2003 to 12/31/2003	5.517597	6.731495	2,939,421.7723
Lord Abbett Bond Debenture Sub-Account
05/01/2003 to 12/31/2003	14.728347	16.148717	3,043,791.3676
Lord Abbett Growth and Income Sub-Account
05/01/2003 to 12/31/2003	34.628561	43.205327	1,597,992.6751
Met/AIM Mid Cap Core Equity Sub-Account
05/01/2003 to 12/31/2003	9.744194	12.053335	1,424,037.3695
Met/AIM Small Cap Growth Sub-Account
05/01/2003 to 12/31/2003	8.721271	11.628364	1,351,749.0063
Met/Putnam Research Sub-Account
05/01/2003 to 12/31/2003	6.439341	7.744019	823,530.0876
MFS® Research International Sub-Account
05/01/2003 to 12/31/2003	7.349917	9.517689	1,369,849.4587
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
05/01/2003 to 12/31/2003	10.118010	10.053407	1,024,266.9615
Oppenheimer Capital Appreciation Sub-Account
05/01/2003 to 12/31/2003	6.559555	7.986520	5,587,981.7744
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.442908	2,658,017.4183

9

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See “Purchase – Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CONDENSED FINANCIAL INFORMATION (continued)

1.30% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
05/01/2003 to 12/31/2003	3.312333	4.612668	1,003,197.0985
PIMCO Total Return Sub-Account
05/01/2003 to 12/31/2003	11.637690	11.712172	4,747,365.6685
Third Avenue Small Cap Value Sub-Account
05/01/2003 to 12/31/2003	8.479993	11.499992	2,204,028.2289
T. Rowe Price Mid-Cap Growth Sub-Account
05/01/2003 to 12/31/2003	4.768320	6.141416	3,875,360.9009
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
05/01/2003 to 12/31/2003	8.574491	10.804691	4,466,753.8811
Harris Oakmark Focused Value Sub-Account (Class B)
05/01/2003 to 12/31/2003	10.962708	14.018909	3,128,901.9323
Jennison Growth Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.077325	9.771784	1,956,003.9889
MetLife Stock Index Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.641292	10.476416	1,586,695.1489

10

CONDENSED FINANCIAL INFORMATION

CHART 4 –	Contracts issued prior to May 1, 2003 with the Annual Step-Up Death Benefit (total separate account product charges equal 1.40% on an annual basis)

1.40% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.935611	1,661.5408
01/01/2002 to 12/31/2002	10.935611	8.832552	61,767.4607
01/01/2003 to 12/31/2003	8.832552	11.755482	567,930.7746
Janus Aggressive Growth Sub-Account
03/21/2001 to 12/31/2001	8.041634	7.308054	63,660.6570
01/01/2002 to 12/31/2002	7.308054	5.200438	480,837.8708
01/01/2003 to 12/31/2003	5.200438	6.712800	1,065,070.4451
Lord Abbett Bond Debenture Sub-Account
03/21/2001 to 12/31/2001	13.963875	13.978494	39,278.6617
01/01/2002 to 12/31/2002	13.978494	13.705136	392,181.6024
01/01/2003 to 12/31/2003	13.705136	16.103871	1,080,974.2815
Lord Abbett Growth and Income Sub-Account
03/21/2001 to 12/31/2001	39.123031	41.392944	52,407.8859
01/01/2002 to 12/31/2002	41.392944	33.421284	328,461.3149
01/01/2003 to 12/31/2003	33.421284	43.085314	640,274.4970
Met/AIM Mid Cap Core Equity Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.991234	1,316.0853
01/01/2002 to 12/31/2002	10.991234	9.665975	118,900.4673
01/01/2003 to 12/31/2003	9.665975	12.026501	471,795.8061
Met/AIM Small Cap Growth Sub-Account
10/09/2001 to 12/31/2001	10.000000	11.852311	2,727.5377
01/01/2002 to 12/31/2002	11.852311	8.472945	286,442.6237
01/01/2003 to 12/31/2003	8.472945	11.602508	528,487.2938
Met/Putnam Research Sub-Account
03/21/2001 to 12/31/2001	8.137898	8.065922	67,207.7510
01/01/2002 to 12/31/2002	8.065922	6.298411	258,067.3964
01/01/2003 to 12/31/2003	6.298411	7.722500	404,829.4974

11

CONDENSED FINANCIAL INFORMATION (continued)

1.40% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS® Research International Sub-Account
03/21/2001 to 12/31/2001	8.805686	8.381159	44,261.7817
01/01/2002 to 12/31/2002	8.381159	7.289280	389,172.3820
01/01/2003 to 12/31/2003	7.289280	9.491245	617,615.6489
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
03/21/2001 to 12/31/2001	10.032409	10.154282	31,639.8915
01/01/2002 to 12/31/2002	10.154282	10.122875	330,699.3768
01/01/2003 to 12/31/2003	10.122875	10.025490	352,116.6137
Oppenheimer Capital Appreciation Sub-Account
03/21/2001 to 12/31/2001	8.558733	8.466912	187,903.3752
01/01/2002 to 12/31/2002	8.466912	6.283863	1,098,407.9222
01/01/2003 to 12/31/2003	6.283863	7.964318	2,288,717.7022
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.435925	878,270.9261
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
03/21/2001 to 12/31/2001	7.234270	6.093409	44,185.6889
01/01/2002 to 12/31/2002	6.093409	2.960358	183,010.6801
01/01/2003 to 12/31/2003	2.960358	4.599830	387,204.2476
PIMCO Total Return Sub-Account
03/21/2001 to 12/31/2001	10.161771	10.536235	95,690.8088
01/01/2002 to 12/31/2002	10.536235	11.355362	1,063,324.6531
01/01/2003 to 12/31/2003	11.355362	11.679662	1,746,944.8377
Third Avenue Small Cap Value Sub-Account
05/01/2002 to 12/31/2002	10.000000	8.232502	186,055.8904
01/01/2003 to 12/31/2003	8.232502	11.480838	737,651.3214
T. Rowe Price Mid-Cap Growth Sub-Account
03/21/2001 to 12/31/2001	8.099086	8.236645	85,522.8017
01/01/2002 to 12/31/2002	8.236645	4.545270	630,000.4208
01/01/2003 to 12/31/2003	4.545270	6.124338	1,412,198.5584
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
03/21/2001 to 12/31/2001	10.000000	10.156586	188,512.1789
01/01/2002 to 12/31/2002	10.156586	8.357717	1,029,327.1623
01/01/2003 to 12/31/2003	8.357717	10.774657	1,780,472.6958

12

CONDENSED FINANCIAL INFORMATION (continued)

1.40% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark Focused Value Sub-Account (Class B)
03/21/2001 to 12/31/2001	10.000000	11.947753	100,591.8095
01/01/2002 to 12/31/2002	11.947753	10.713489	654,589.4979
01/01/2003 to 12/31/2003	10.713489	13.979999	1,248,378.3443
Jennison Growth Sub-Account (Class B)
05/01/2002 to 12/31/2002	10.000000	7.628086	309,963.6215
01/01/2003 to 12/31/2003	7.628086	9.755498	633,772.9831
MetLife Stock Index Sub-Account (Class B)
10/09/2001 to 12/31/2001	10.000000	10.849814	4,338.9645
01/01/2002 to 12/31/2002	10.849814	8.289818	419,964.7101
01/01/2003 to 12/31/2003	8.289818	10.453078	866,010.5131

13

CONDENSED FINANCIAL INFORMATION (continued)

CHART 5 –	Contracts issued on and after May 1, 2003, with the Annual Step-Up Death Benefit (total separate account product charges equal 1.50% on an annual basis)

1.50% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
05/01/2003 to 12/31/2003	8.751972	11.747643	756,819.7494
Janus Aggressive Growth Sub-Account
05/01/2003 to 12/31/2003	5.505944	6.708323	1,029,156.0732
Lord Abbett Bond Debenture Sub-Account
05/01/2003 to 12/31/2003	14.697264	16.093112	923,928.1901
Lord Abbett Growth and Income Sub-Account
05/01/2003 to 12/31/2003	34.555426	43.056580	525,677.3736
Met/AIM Mid Cap Core Equity Sub-Account
05/01/2003 to 12/31/2003	9.728989	12.018475	480,095.4897
Met/AIM Small Cap Growth Sub-Account
05/01/2003 to 12/31/2003	8.707674	11.594771	508,558.9718
Met/Putnam Research Sub-Account
05/01/2003 to 12/31/2003	6.425734	7.717350	184,539.7269
MFS® Research International Sub-Account
05/01/2003 to 12/31/2003	7.334391	9.484912	341,186.9079
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
05/01/2003 to 12/31/2003	10.096666	10.018792	199,522.4947
Oppenheimer Capital Appreciation Sub-Account
05/01/2003 to 12/31/2003	6.545686	7.959003	1,870,642.0503
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.428951	979,191.3103
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
05/01/2003 to 12/31/2003	3.305316	4.596762	376,764.9283
PIMCO Total Return Sub-Account
05/01/2003 to 12/31/2003	11.613154	11.671860	984,214.9295
Third Avenue Small Cap Value Sub-Account
05/01/2003 to 12/31/2003	8.471513	11.473181	822,102.8845

14

CONDENSED FINANCIAL INFORMATION (continued)

1.50% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid-Cap Growth Sub-Account
05/01/2003 to 12/31/2003	4.758231	6.120250	1,265,528.1007
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
05/01/2003 to 12/31/2003	8.556367	10.767472	1,337,704.9715
Harris Oakmark Focused Value Sub-Account (Class B)
05/01/2003 to 12/31/2003	10.939577	13.970674	998,905.5531
Jennison Growth Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.069248	9.748996	790,492.1098
MetLife Stock Index Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.627802	10.446114	527,967.2267

15

CONDENSED FINANCIAL INFORMATION (continued)

CHART 6 –	Contracts with the Standard Death Benefit – Principal Protection and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 1.55% on an annual basis)

1.55% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.931888	4,037.2252
01/01/2002 to 12/31/2002	10.931888	8.816298	276,216.8987
01/01/2003 to 12/31/2003	8.816298	11.716282	2,862,323.8722
Janus Aggressive Growth Sub-Account
03/21/2001 to 12/31/2001	8.041634	7.299489	375,946.0256
01/01/2002 to 12/31/2002	7.299489	5.186539	1,550,682.3521
01/01/2003 to 12/31/2003	5.186539	6.684840	4,963,173.8274
Lord Abbett Bond Debenture Sub-Account
03/21/2001 to 12/31/2001	13.963875	13.962133	337,551.0448
01/01/2002 to 12/31/2002	13.962133	13.668578	2,112,043.8536
01/01/2003 to 12/31/2003	13.668578	16.036858	6,432,602.9652
Lord Abbett Growth and Income Sub-Account
03/21/2001 to 12/31/2001	39.123031	41.344503	194,262.4069
01/01/2002 to 12/31/2002	41.344503	33.332049	1,007,684.6491
01/01/2003 to 12/31/2003	33.332049	42.905952	2,717,972.9723
Met/AIM Mid Cap Core Equity Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.987487	20,124.3000
01/01/2002 to 12/31/2002	10.987487	9.648180	538,310.0754
01/01/2003 to 12/31/2003	9.648180	11.986389	2,255,146.6683
Met/AIM Small Cap Growth Sub-Account
10/09/2001 to 12/31/2001	10.000000	11.848284	28,117.1670
01/01/2002 to 12/31/2002	11.848284	8.457339	885,410.3746
01/01/2003 to 12/31/2003	8.457339	11.563798	2,268,579.5739
Met/Putnam Research Sub-Account
03/21/2001 to 12/31/2001	8.137898	8.056476	266,878.5685
01/01/2002 to 12/31/2002	8.056476	6.281590	901,094.8229
01/01/2003 to 12/31/2003	6.281590	7.690349	1,817,499.2312
MFS Research International Sub-Account
03/21/2001 to 12/31/2001	8.805686	8.371336	253,462.5773
01/01/2002 to 12/31/2002	8.371336	7.269814	1,423,606.5757
01/01/2003 to 12/31/2003	7.269814	9.451731	2,681,802.5049

16

CONDENSED FINANCIAL INFORMATION (continued)

1.55% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
03/21/2001 to 12/31/2001	10.032441	10.142394	431,445.5300
01/01/2002 to 12/31/2002	10.142394	10.095861	2,283,173.6792
01/01/2003 to 12/31/2003	10.095861	9.983746	2,948,898.2150
Oppenheimer Capital Appreciation Sub-Account
03/21/2001 to 12/31/2001	8.558733	8.456989	612,798.0288
01/01/2002 to 12/31/2002	8.456989	6.267067	3,252,130.4928
01/01/2003 to 12/31/2003	6.267067	7.931148	9,406,939.8845
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.425465	4,619,316.3976
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
03/21/2001 to 12/31/2001	7.234270	6.086250	213,915.6068
01/01/2002 to 12/31/2002	6.086250	2.952425	883,327.5873
01/01/2003 to 12/31/2003	2.952425	4.580635	1,633,943.3731
PIMCO Total Return Sub-Account
03/21/2001 to 12/31/2001	10.161771	10.523893	594,267.2482
01/01/2002 to 12/31/2002	10.523893	11.325063	4,438,758.8429
01/01/2003 to 12/31/2003	11.325063	11.631034	8,254,960.4589
Third Avenue Small Cap Value Sub-Account
05/01/2002 to 12/31/2002	10.000000	8.224231	574,173.6446
01/01/2003 to 12/31/2003	8.224231	11.452136	3,289,763.0104
T. Rowe Price Mid-Cap Growth Sub-Account
03/21/2001 to 12/31/2001	8.099086	8.226988	413,454.3044
01/01/2002 to 12/31/2002	8.226988	4.533110	1,942,616.5055
01/01/2003 to 12/31/2003	4.533110	6.098811	6,058,122.8378
Metropolitan Series Fund, Inc

Davis Venture Value Sub-Account (Class E)
03/21/2001 to 12/31/2001	10.000000	10.144691	642,550.3776
01/01/2002 to 12/31/2002	10.144691	8.335400	3,375,423.5555
01/01/2003 to 12/31/2003	8.335400	10.729806	7,298,409.0367
Harris Oakmark Focused Value Sub-Account (Class B)
03/21/2001 to 12/31/2001	10.000000	11.933782	485,066.9543
01/01/2002 to 12/31/2002	11.933782	10.684902	2,278,921.2261
01/01/2003 to 12/31/2003	10.684902	13.921813	5,568,162.6649

17

CONDENSED FINANCIAL INFORMATION (continued)

1.55% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
05/01/2002 to 12/31/2002	10.000000	7.620419	1,050,939.2922
01/01/2003 to 12/31/2003	7.620419	9.731099	3,449,109.3346
MetLife Stock Index Sub-Account (Class B)
10/09/2001 to 12/31/2001	10.000000	10.846117	60,513.3225
01/01/2002 to 12/31/2002	10.846117	8.274548	974,270.3069
01/01/2003 to 12/31/2003	8.274548	10.418203	2,321,792.9079

18

CONDENSED FINANCIAL INFORMATION (continued)

CHART 7 –	Contracts issued on and after May 1, 2003, with the Standard Death Benefit — Principal Protection and the Additional Death Benefit — Earnings Preservation — Benefit (total separate account product charges, equal 1.55% on an annual basis)

1.55% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
05/01/2003 to 12/31/2003	8.731522	11.716282	2,862,323.8722
Janus Aggressive Growth Sub-Account
05/01/2003 to 12/31/2003	5.488500	6.684840	4,963,173.8274
Lord Abbett Bond Debenture Sub-Account
05/01/2003 to 12/31/2003	14.650777	16.036858	6,432,602.9652
Lord Abbett Growth and Income Sub-Account
05/01/2003 to 12/31/2003	34.446031	42.905952	2,717,972.9723
Met/AIM Mid Cap Core Equity Sub-Account
05/01/2003 to 12/31/2003	9.706254	11.986389	2,255,146.6683
Met/AIM Small Cap Growth Sub-Account
05/01/2003 to 12/31/2003	8.687314	11.563798	2,268,579.5739
Met/Putnam Research Sub-Account
05/01/2003 to 12/31/2003	6.405390	7.690349	1,817,499.2312
MFS Research International Sub-Account
05/01/2003 to 12/31/2003	7.311169	9.451731	2,681,802.5049
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
05/01/2003 to 12/31/2003	10.064715	9.983746	2,948,898.2150
Oppenheimer Capital Appreciation Sub-Account
05/01/2003 to 12/31/2003	6.524949	7.931148	9,406,939.8845
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.425465	4,619,316.3976
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
05/01/2003 to 12/31/2003	3.294819	4.580635	1,633,943.3731
PIMCO Total Return Sub-Account
05/01/2003 to 12/31/2003	11.576403	11.631034	8,254,960.4589
Third Avenue Small Cap Value Sub-Account
05/01/2003 to 12/31/2003	8.458795	11.452136	3,289,763.0104

19

CONDENSED FINANCIAL INFORMATION (continued)

1.55% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid-Cap Growth Sub-Account
05/01/2003 to 12/31/2003	4.743147	6.098811	6,058,122.8378
Metropolitan Series Fund, Inc

Davis Venture Value Sub-Account (Class E)
05/01/2003 to 12/31/2003	8.529282	10.729806	7,298,409.0367
Harris Oakmark Focused Value Sub-Account (Class B)
05/01/2003 to 12/31/2003	10.904957	13.921813	5,568,162.6649
Jennison Growth Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.057126	9.731099	3,449,109.3346
MetLife Stock Index Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.607628	10.418203	2,321,792.9079

20

CONDENSED FINANCIAL INFORMATION (continued)

CHART 8 –	Contracts issued prior to May 1, 2003, with the Annual Step-Up Death Benefit and Additional Earnings Preservation Benefit (total separate account product charges equal 1.65% on an annual basis)

1.65% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.929396	1,596.2444
01/01/2002 to 12/31/2002	10.929396	8.805453	200,259.1478
01/01/2003 to 12/31/2003	8.805453	11.690181	1,800,857.3596
Janus Aggressive Growth Sub-Account
03/21/2001 to 12/31/2001	8.041634	7.293775	200,665.6505
01/01/2002 to 12/31/2002	7.293775	5.177286	1,182,455.2685
01/01/2003 to 12/31/2003	5.177286	6.666256	3,040,597.8790
Lord Abbett Bond Debenture Sub-Account
03/21/2001 to 12/31/2001	13.963875	13.951241	98,860.4297
01/01/2002 to 12/31/2002	13.951241	13.644245	1,433,749.7065
01/01/2003 to 12/31/2003	13.644245	15.992320	3,417,720.2748
Lord Abbett Growth & Income Sub-Account
03/21/2001 to 12/31/2001	39.123031	41.312239	154,864.3979
01/01/2002 to 12/31/2002	41.312239	33.272684	866,333.4857
01/01/2003 to 12/31/2003	33.272684	42.786777	1,850,654.0769
Met/AIM Mid Cap Core Equity Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.984994	21,430.4004
01/01/2002 to 12/31/2002	10.984994	9.636340	372,265.9861
01/01/2003 to 12/31/2003	9.636340	11.959724	1,390,805.3998
Met/AIM Small Cap Growth Sub-Account
10/09/2001 to 12/31/2001	10.000000	11.845599	40,372.3824
01/01/2002 to 12/31/2002	11.845599	8.446962	722,370.5304
01/01/2003 to 12/31/2003	8.446962	11.538078	1,482,751.0855
Met/Putnam Research Sub-Account
03/21/2001 to 12/31/2001	8.137898	8.050186	207,533.2474
01/01/2002 to 12/31/2002	8.050186	6.270402	799,574.2621
01/01/2003 to 12/31/2003	6.270402	7.668982	1,192,672.1819
MFS® Research International Sub-Account
03/21/2001 to 12/31/2001	8.805686	8.364799	129,003.6811
01/01/2002 to 12/31/2002	8.364799	7.256874	1,070,822.3007
01/01/2003 to 12/31/2003	7.256874	9.425479	1,546,831.2953

21

CONDENSED FINANCIAL INFORMATION (continued)

1.65% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
03/21/2001 to 12/31/2001	10.032441	10.134478	219,948.2744
01/01/2002 to 12/31/2002	10.134478	10.077903	1,572,815.7956
01/01/2003 to 12/31/2003	10.077903	9.956033	1,516,693.5265
Oppenheimer Capital Appreciation Sub-Account
03/21/2001 to 12/31/2001	8.558733	8.450379	360,423.9784
01/01/2002 to 12/31/2002	8.450379	6.255898	2,701,558.8170
01/01/2003 to 12/31/2003	6.255898	7.909106	6,125,313.9186
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.418489	2,657,135.0362
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
03/21/2001 to 12/31/2001	7.234270	6.081488	99,431.4277
01/01/2002 to 12/31/2002	6.081488	2.947164	447,788.5981
01/01/2003 to 12/31/2003	2.947164	4.567923	1,190,199.1530
PIMCO Total Return Sub-Account
03/21/2001 to 12/31/2001	10.161771	10.515687	355,008.2887
01/01/2002 to 12/31/2002	10.515687	11.304919	3,428,408.9805
01/01/2003 to 12/31/2003	11.304919	11.598744	4,916,658.1773
Third Avenue Small Cap Value Sub-Account
05/01/2002 to 12/31/2002	10.000000	8.218733	605,519.3266
01/01/2003 to 12/31/2003	8.218733	11.433062	2,150,386.2473
T. Rowe Price Mid-Cap Growth Sub-Account
03/21/2001 to 12/31/2001	8.099086	8.220557	269,557.5629
01/01/2002 to 12/31/2002	8.220557	4.525032	1,726,869.5986
01/01/2003 to 12/31/2003	4.525032	6.081870	4,006,200.0912
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
03/21/2001 to 12/31/2001	10.000000	10.136771	411,598.0340
01/01/2002 to 12/31/2002	10.136771	8.320551	2,576,279.4317
01/01/2003 to 12/31/2003	8.320551	10.699997	4,532,908.6121
Harris Oakmark Focused Value Sub-Account (Class B)
03/21/2001 to 12/31/2001	10.000000	11.924478	285,336.2915
01/01/2002 to 12/31/2002	11.924478	10.665887	1,968,096.2417
01/01/2003 to 12/31/2003	10.665887	13.883167	3,688,778.9808

22

CONDENSED FINANCIAL INFORMATION (continued)

1.65% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
05/01/2002 to 12/31/2002	10.000000	7.615315	1,073,693.6827
01/01/2003 to 12/31/2003	7.615315	9.714878	2,017,856.2237
MetLife Stock Index Sub-Account (Class B)
10/09/2001 to 12/31/2001	10.000000	10.843650	18,876.8867
01/01/2002 to 12/31/2002	10.843650	8.264381	872,377.2426
01/01/2003 to 12/31/2003	8.264381	10.395014	1,538,007.3438

23

CONDENSED FINANCIAL INFORMATION (continued)

CHART 9 –	Contracts issued on and after May 1, 2003, with the Compound-Plus Death Benefit (total separate account product charges, equal 1.65% on an annual basis)

1.65% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
05/01/2003 to 12/31/2003	8.717888	11.690181	1,800,857.3596
Janus Aggressive Growth Sub-Account
05/01/2003 to 12/31/2003	5.476897	6.666256	3,040,597.8790
Lord Abbett Bond Debenture Sub-Account
05/01/2003 to 12/31/2003	14.619851	15.992320	3,417,720.2748
Lord Abbett Growth and Income Sub-Account
05/01/2003 to 12/31/2003	34.373285	42.786777	1,850,654.0769
Met/AIM Mid Cap Core Equity Sub-Account
05/01/2003 to 12/31/2003	9.691127	11.959724	1,390,805.3998
Met/AIM Small Cap Growth Sub-Account
05/01/2003 to 12/31/2003	8.673777	11.538078	1,482,751.0855
Met/Putnam Research Sub-Account
05/01/2003 to 12/31/2003	6.391861	7.668982	1,192,672.1819
MFS® Research International Sub-Account
05/01/2003 to 12/31/2003	7.295738	9.425479	1,546,831.2953
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
05/01/2003 to 12/31/2003	10.043485	9.956033	1,516,693.5265
Oppenheimer Capital Appreciation Sub-Account
05/01/2003 to 12/31/2003	6.511163	7.909106	6,125,313.9186
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.418489	2,657,135.0362
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
05/01/2003 to 12/31/2003	3.287861	4.567923	1,190,199.1530
PIMCO Total Return Sub-Account
05/01/2003 to 12/31/2003	11.551987	11.598744	4,916,658.1773
Third Avenue Small Cap Value Sub-Account
05/01/2003 to 12/31/2003	8.450339	11.433062	2,150,386.2473

24

CONDENSED FINANCIAL INFORMATION (continued)

1.65% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid-Cap Growth Sub-Account
05/01/2003 to 12/31/2003	4.733129	6.081870	4,006,200.0912
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
05/01/2003 to 12/31/2003	8.511268	10.699997	4,532,908.6121
Harris Oakmark Focused Value Sub-Account (Class B)
05/01/2003 to 12/31/2003	10.881938	13.883167	3,688,778.9808
Jennison Growth Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.049062	9.714878	2,017,856.2237
MetLife Stock Index Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.594198	10.395014	1,538,007.3438

25

CONDENSED FINANCIAL INFORMATION (continued)

CHART 10 –	Contracts issued on and after May 1, 2003, with the Annual Step-Up Death Benefit and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 1.75% on an annual basis)

1.75% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
05/01/2003 to 12/31/2003	8.704299	11.664171	1,582,080.9990
Janus Aggressive Growth Sub-Account
05/01/2003 to 12/31/2003	5.472328	6.656250	2,189,655.8426
Lord Abbett Bond Debenture Sub-Account
05/01/2003 to 12/31/2003	14.607628	15.968273	2,217,899.1634
Lord Abbett Growth and Income Sub-Account
05/01/2003 to 12/31/2003	34.344447	42.722358	1,078,327.5527
Met/AIM Mid Cap Core Equity Sub-Account
05/01/2003 to 12/31/2003	9.676034	11.933125	969,677.0465
Met/AIM Small Cap Growth Sub-Account
05/01/2003 to 12/31/2003	8.660245	11.512395	1,016,218.6566
Met/Putnam Research Sub-Account
05/01/2003 to 12/31/2003	6.386488	7.657424	517,765.8984
MFS® Research International Sub-Account
05/01/2003 to 12/31/2003	7.289616	9.411295	782,001.8856
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
05/01/2003 to 12/31/2003	10.035084	9.941055	762,469.3722
Oppenheimer Capital Appreciation Sub-Account
05/01/2003 to 12/31/2003	6.505698	7.897196	4,020,523.3423
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.411529	2,159,263.8369
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
05/01/2003 to 12/31/2003	3.285104	4.561046	751,484.2936
PIMCO Total Return Sub-Account
05/01/2003 to 12/31/2003	11.542328	11.581293	2,576,587.2669
Third Avenue Small Cap Value Sub-Account
05/01/2003 to 12/31/2003	8.441884	11.414006	1,753,064.5796

26

CONDENSED FINANCIAL INFORMATION (continued)

1.75% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid-Cap Growth Sub-Account
05/01/2003 to 12/31/2003	4.729155	6.072712	2,709,467.8857
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
05/01/2003 to 12/31/2003	8.504143	10.683910	2,758,052.1367
Harris Oakmark Focused Value Sub-Account (Class B)
05/01/2003 to 12/31/2003	10.872809	13.862260	2,071,231.0065
Jennison Growth Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.040998	9.698673	1,534,395.9590
MetLife Stock Index Sub-Account (Class B)
05/01/2003 to 12/31/2003	8.580805	10.371889	800,039.6336

27

CONDENSED FINANCIAL INFORMATION (continued)

CHART 11 –	Contracts issued prior to May 1, 2003 with the Compounded Plus Death Benefit and the Earnings Preservation Benefit rider (total separate account product charges equal 1.80% on an annual basis)

1.80% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Met Investors Series Trust (Class B)

Harris Oakmark International Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.925670	976.7295
01/01/2002 to 12/31/2002	10.925670	8.789245	140,210.7037
01/01/2003 to 12/31/2003	8.789245	11.651185	1,480,540.4357
Janus Aggressive Growth Sub-Account
03/21/2001 to 12/31/2001	8.041634	7.285235	208,194.1462
01/01/2002 to 12/31/2002	7.285235	5.163465	835,615.5593
01/01/2003 to 12/31/2003	5.163465	6.638491	2,448,116.8208
Lord Abbett Bond Debenture Sub-Account
03/21/2001 to 12/31/2001	13.963875	13.934910	151,439.8865
01/01/2002 to 12/31/2002	13.934910	13.607857	1,326,102.1495
01/01/2003 to 12/31/2003	13.607857	15.925780	3,507,953.9211
Lord Abbett Growth and Income Sub-Account
03/21/2001 to 12/31/2001	39.123031	41.263886	88,945.3931
01/01/2002 to 12/31/2002	41.263886	33.183838	534,288.0861
01/01/2003 to 12/31/2003	33.183838	42.608637	1,374,254.9266
Met/AIM Mid Cap Core Equity Sub-Account
10/09/2001 to 12/31/2001	10.000000	10.981256	4,572.0767
01/01/2002 to 12/31/2002	10.981256	9.618604	293,855.6450
01/01/2003 to 12/31/2003	9.618604	11.919827	1,159,676.0099
Met/AIM Small Cap Growth Sub-Account
10/09/2001 to 12/31/2001	10.000000	11.841568	4,288.5527
01/01/2002 to 12/31/2002	11.841568	8.431404	362,610.9895
01/01/2003 to 12/31/2003	8.431404	11.499598	984,920.2486
Met/Putnam Research Sub-Account
03/21/2001 to 12/31/2001	8.137898	8.040755	188,353.5820
01/01/2002 to 12/31/2002	8.040755	6.253646	555,618.7598
01/01/2003 to 12/31/2003	6.253646	7.637036	1,094,159.0554
MFS® Research International Sub-Account
03/21/2001 to 12/31/2001	8.805686	8.354994	127,244.6672
01/01/2002 to 12/31/2002	8.354994	7.237479	665,344.3014
01/01/2003 to 12/31/2003	7.237479	9.386204	1,209,618.3405

28

CONDENSED FINANCIAL INFORMATION (continued)

1.80% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Money Market Sub-Account (formerly PIMCO Money Market Sub-Account)
03/21/2001 to 12/31/2001	10.032441	10.122623	258,104.6279
01/01/2002 to 12/31/2002	10.122623	10.051027	1,207,446.1109
01/01/2003 to 12/31/2003	10.051027	9.914594	1,452,290.1044
Oppenheimer Capital Appreciation Sub-Account
03/21/2001 to 12/31/2001	8.558733	8.440489	263,517.2886
01/01/2002 to 12/31/2002	8.440489	6.239188	1,773,536.2393
01/01/2003 to 12/31/2003	6.239188	7.876171	4,817,764.5225
PIMCO Inflation Protected Bond Sub-Account
05/01/2003 to 12/31/2003	10.000000	10.408048	2,507,733.3149
PIMCO PEA Innovation Sub-Account (formerly PIMCO Innovation Sub-Account)
03/21/2001 to 12/31/2001	7.234270	6.074341	89,301.1669
01/01/2002 to 12/31/2002	6.074341	2.939266	505,062.4218
01/01/2003 to 12/31/2003	2.939266	4.548861	1,097,034.0651
PIMCO Total Return Sub-Account
03/21/2001 to 12/31/2001	10.161771	10.503380	283,097.4435
01/01/2002 to 12/31/2002	10.503380	11.274776	2,505,019.1930
01/01/2003 to 12/31/2003	11.274776	11.550473	4,240,212.2557
Third Avenue Small Cap Value Sub-Account
05/01/2002 to 12/31/2002	10.000000	8.210477	275,334.0815
01/01/2003 to 12/31/2003	8.210477	11.404493	1,782,235.4316
T. Rowe Price Mid-Cap Growth Sub-Account
03/21/2001 to 12/31/2001	8.099086	8.210931	210,431.8435
01/01/2002 to 12/31/2002	8.210931	4.512937	1,031,443.2742
01/01/2003 to 12/31/2003	4.512937	6.056532	2,893,956.4329
Metropolitan Series Fund, Inc.

Davis Venture Value Sub-Account (Class E)
03/21/2001 to 12/31/2001	10.000000	10.124913	348,124.3820
01/01/2002 to 12/31/2002	10.124913	8.298345	1,897,436.7263
01/01/2003 to 12/31/2003	8.298345	10.655482	4,063,318.9486
Harris Oakmark Focused Value Sub-Account (Class B)
03/21/2001 to 12/31/2001	10.000000	11.910526	252,316.2501
01/01/2002 to 12/31/2002	11.910526	10.637413	1,266,772.6327
01/01/2003 to 12/31/2003	10.637413	13.825385	2,883,328.2301

29

CONDENSED FINANCIAL INFORMATION (continued)

1.80% Separate Account Product Charges

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
05/01/2002 to 12/31/2002	10.000000	7.607663	603,710.2354
01/01/2003 to 12/31/2003	7.607663	9.690594	1,724,473.5507
MetLife Stock Index Sub-Account (Class B)
10/09/2001 to 12/31/2001	10.000000	10.839954	6,382.0246
01/01/2002 to 12/31/2002	10.839954	8.249162	677,031.6286
01/01/2003 to 12/31/2003	8.249162	10.360344	1,312,372.0999

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

30

INDEPENDENT AUDITORS’ REPORT

Board of Directors and Shareholders of

MetLife Investors USA Insurance Company and

Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2003, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2003, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri

April 15, 2004

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2003

Sub-account assets:
Investments:
Met Investors Series Trust (Met Investors):
Lord Abbett Growth & Income Portfolio	12,225,790 shares	$298,431,528
Lord Abbett Growth & Income Portfolio B	25,776,118 shares	626,101,909
Lord Abbett Bond Debenture Portfolio	82,941 shares	998,612
Lord Abbett Bond Debenture Portfolio B	40,524,126 shares	485,073,792
JP Morgan Quality Bond Portfolio	2,803,352 shares	33,219,726
Met/Putnam Research Portfolio	2,848,316 shares	22,815,011
Met/Putnam Research Portfolio B	8,592,649 shares	68,483,413
Oppenheimer Capital Appreciation Portfolio B	49,152,473 shares	407,474,001
PIMCO Inflation Protected Bond Portfolio B	26,024,744 shares	267,794,617
PIMCO Money Market Portfolio B	117,274,847 shares	117,274,847
Janus Aggressive Growth Portfolio B	25,310,246 shares	176,918,622
PIMCO Total Return Bond Portfolio	1,956,136 shares	22,710,739
PIMCO Total Return Bond Portfolio B	41,590,191 shares	479,950,800
PIMCO Innovation Portfolio	133,964 shares	647,044
PIMCO Innovation Portfolio B	8,771,997 shares	42,017,863
T Rowe Price Mid Cap Growth Portfolio B	32,172,312 shares	203,972,459
MFS Research International Portfolio B	12,410,696 shares	121,500,710
AIM Small Cap Growth Portfolio	30,680 shares	369,081
AIM Small Cap Growth Portfolio B	12,025,747 shares	143,948,196
AIM Mid Cap Core Equity Portfolio B	11,957,797 shares	146,961,328
Harris Oakmark International Portfolio B	16,674,384 shares	197,424,709
Third Avenue Small Cap Value Portfolio	49,725 shares	577,800
Third Avenue Small Cap Value Portfolio B	19,257,809 shares	223,583,167
AIM Variable Insurance Funds, Inc. (AIM):
Premier Equity Fund	75,797 shares	1,533,375
Capital Appreciation Fund	37,655 shares	801,309
International Growth Fund	41,364 shares	663,479
Balanced Fund	117,541 shares	1,174,236
MFS Variable Insurance Trust (MFS):
Research Series	28,194 shares	376,389
Investors Trust Series	12,223 shares	199,719
New Discovery Series	25,034 shares	349,469
Oppenheimer Variable Account Funds (Oppenheimer):
Main Street Growth & Income Fund	88,435 shares	1,697,953
Bond Fund	38,853 shares	443,706
Money Fund	541,687 shares	541,687
Main Street Small Cap Growth Fund	13,578 shares	182,493
Strategic Bond Fund	49,961 shares	252,302
Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
Asset Manager Portfolio	11,994,812 shares	173,444,974
Growth Portfolio	8,695,448 shares	269,906,711
Contrafund Portfolio	10,801,141 shares	249,830,386
Overseas Portfolio	791,883 shares	12,345,462
Equity-Income Portfolio	1,091,819 shares	25,308,360
Index 500 Portfolio	1,308,897 shares	165,091,158
Money Market Portfolio	26,629,538 shares	26,629,538

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2003

Sub-account assets, continued:
Investments, continued:
Scudder Variable Series I (Scudder I):
International Portfolio	2,561,151 shares	$21,155,108
Metropolitan Life Series (MetLife):
Davis Venture Value Fund	30,997 shares	783,302
Davis Venture Value Fund E	16,758,415 shares	421,976,900
Harris Oakmark Focused Value Fund	16,261 shares	3,646,678
Harris Oakmark Focused Value Fund B	1,853,516 shares	409,942,096
Jennison Growth Portfolio B	18,457,647 shares	184,022,742
MFS Total Return Series	5,552 shares	766,951
Putnam International Stock Portfolio	37,085 shares	365,662
Janus Mid Cap Portfolio	64,936 shares	909,749
Russell 2000 Index Portfolio	186,646 shares	2,230,425
Met/Putnam Voyager Portfolio A	92,797 shares	419,443
SSR Aurora Portfolio	165,756 shares	2,754,861
SSR Bond Income Portfolio	5,698 shares	658,735
SSR Large Cap Value Portfolio	19,905 shares	212,385
Stock Index Portfolio	2,365,941 shares	69,676,956
Stock Index Portfolio B	4,718,077 shares	135,880,626
Alger Equity Growth	10,941 shares	204,813
Lehman Brothers Aggregate Bond Index	64,298 shares	702,781
FI Mid Cap Opportunities	71,202 shares	819,540
Harris Oakmark Large Cap Value	145,209 shares	1,751,217
Morgan Stanley EAFE Index	109,178 shares	1,069,948
Mid Cap Stock Index	124,865 shares	1,485,897
VanKampen LIT Funds (VanKampen):
Emerging Growth Fund	21,804 shares	530,047
Enterprise Fund	12,958 shares	170,007
Growth & Income Fund	18,494 shares	315,500
Federated Investors Insurance Company (Federated):
American Leaders Fund II	33,936 shares	648,169
High Income Bond Fund II	32,929 shares	263,099
Growth Strategic Fund II	11,113 shares	202,365
Equity Income Fund II	27,739 shares	336,474
Neuberger Berman (Neuberger):
Genesis Trust	449 shares	16,629
The Alger American Fund (Alger):
Small Capitalization Fund	3,424,905 shares	59,524,857
T Rowe Price Funds (T Rowe):
Growth Fund	436,588 shares	10,622,175
International Stock Fund	91,808 shares	1,054,871
Prime Reserve Fund	1,437,342 shares	1,437,342
Janus Capital Funds Corp. (Janus):
Aspen Worldwide Growth	262 shares	6,753
American Funds Corp. (American):
Global Small Capitalization Fund	90,992 shares	1,281,166
Growth Fund	153,385 shares	6,979,020
Growth & Income Fund	145,649 shares	4,876,338

Total assets		$6,368,724,307

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2003

Sub-account liabilities:
Due to/(from) general account, net
Met Investors Lord Abbett Growth & Income Portfolio	$257,572
Met Investors Lord Abbett Growth & Income Portfolio B	4
Met Investors Lord Abbett Bond Debenture Portfolio	1,368
Met Investors Lord Abbett Bond Debenture Portfolio B	2
Met Investors JP Morgan Quality Bond Portfolio	35,568
Met Investors Met/Putnam Research Portfolio	24,405
Met Investors Met/Putnam Research Portfolio B	42
Met Investors Oppenheimer Capital Appreciation Portfolio B	2
Met Investors PIMCO Inflation Protected Bond Portfolio B	10
Met Investors PIMCO Money Market Portfolio B	(12,611)
Met Investors Janus Aggressive Growth Portfolio B	62
Met Investors PIMCO Total Return Bond Portfolio	24,051
Met Investors PIMCO Total Return Bond Portfolio B	3
Met Investors PIMCO Innovation Portfolio	757
Met Investors PIMCO Innovation Portfolio B	142
Met Investors T Rowe Price Mid Cap Growth Portfolio B	15
Met Investors MFS Research International Portfolio B	17
Met Investors AIM Small Cap Growth Portfolio	532
Met Investors AIM Small Cap Growth Portfolio B	10
Met Investors AIM Mid Cap Core Equity Portfolio B	68
Met Investors Harris Oakmark International Portfolio B	35
Met Investors Third Avenue Small Cap Value Portfolio	721
Met Investors Third Avenue Small Cap Value Portfolio B	72
AIM Premier Equity Fund	1,924
AIM Capital Appreciation Fund	1,003
AIM International Growth Fund	849
AIM Balanced Fund	1,497
MFS Research Series	481
MFS Investors Trust Series	252
MFS New Discovery Series	429
Oppenheimer Main Street Growth & Income Fund	2,117
Oppenheimer Bond Fund	571
Oppenheimer Money Fund	597
Oppenheimer Main Street Small Cap Growth Fund	230
Oppenheimer Strategic Bond Fund	323
Fidelity Asset Manager Portfolio	(115,404)
Fidelity Growth Portfolio	647,200
Fidelity Contrafund Portfolio	324,421
Fidelity Overseas Portfolio	11,106
Fidelity Equity-Income Portfolio	32,514
Fidelity Index 500 Portfolio	178,781
Fidelity Money Market Portfolio	(43,494)
Scudder I International Portfolio	(124,460)
MetLife Davis Venture Value Fund	971
MetLife Davis Venture Value Fund E	2
MetLife Harris Oakmark Focused Value Fund	4,322
MetLife Harris Oakmark Focused Value Fund B	46
MetLife Jennison Growth Portfolio B	53

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2003

Sub-account liabilities, continued:
Due to/(from) general account, net, continued:
MetLife MFS Total Return Series	$997
MetLife Putnam International Stock Portfolio	484
MetLife Janus Mid Cap Portfolio	1,026
MetLife Russell 2000 Index Portfolio	2,668
MetLife Met/Putnam Voyager Portfolio A	456
MetLife SSR Aurora Portfolio	3,167
MetLife SSR Bond Income Portfolio	1,184
MetLife SSR Large Cap Value Portfolio	238
MetLife Stock Index Portfolio	82,109
MetLife Stock Index Portfolio B	57
MetLife Alger Equity Growth	262
MetLife Lehman Brothers Aggregate Bond Index	839
MetLife FI Mid Cap Opportunities	1,006
MetLife Harris Oakmark Large Cap Value	1,976
MetLife Morgan Stanley EAFE Index	1,305
MetLife Mid Cap Stock Index	1,798
Van Kampen Emerging Growth Fund	628
Van Kampen Enterprise Fund	144
Van Kampen Growth & Income Fund	355
Federated American Leaders Fund II	829
Federated High Income Bond Fund II	337
Federated Growth Strategic Fund II	254
Federated Equity Income Fund II	431
Neuberger Genesis Trust	(1,289)
Alger Small Capitalization Fund	54,950
T Rowe Growth Fund	(15,504)
T Rowe International Stock Fund	(2,865)
T Rowe Prime Reserve Fund	477
Janus Aspen Worldwide Growth	(2,852)
American Global Small Capitalization Fund	1,450
American Growth Fund	8,394
American Growth & Income Fund	5,786

Total liabilities	$1,410,275

Sub-account net assets:
Accumulation units:
Met Investors Lord Abbett Growth & Income Portfolio	$298,173,956
Met Investors Lord Abbett Growth & Income Portfolio B	626,036,268
Met Investors Lord Abbett Bond Debenture Portfolio	997,244
Met Investors Lord Abbett Bond Debenture Portfolio B	485,042,869
Met Investors JP Morgan Quality Bond Portfolio	33,184,158
Met Investors Met/Putnam Research Portfolio	22,790,606
Met Investors Met/Putnam Research Portfolio B	68,342,062
Met Investors Oppenheimer Capital Appreciation Portfolio B	407,457,734
Met Investors PIMCO Inflation Protected Bond Portfolio B	267,766,810
Met Investors PIMCO Money Market Portfolio B	117,134,203
Met Investors Janus Aggressive Growth Portfolio B	176,918,560
Met Investors PIMCO Total Return Bond Portfolio	22,686,688

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2003

Sub-account net assets, continued:
Accumulation units, continued:
Met Investors PIMCO Total Return Bond Portfolio B	$479,813,419
Met Investors PIMCO Innovation Portfolio	646,287
Met Investors PIMCO Innovation Portfolio B	42,017,721
Met Investors T Rowe Price Mid Cap Growth Portfolio B	203,962,594
Met Investors MFS Research International Portfolio B	121,466,834
Met Investors AIM Small Cap Growth Portfolio	368,549
Met Investors AIM Small Cap Growth Portfolio B	143,948,186
Met Investors AIM Mid Cap Core Equity Portfolio B	146,954,193
Met Investors Harris Oakmark International Portfolio B	197,424,674
Met Investors Third Avenue Small Cap Value Portfolio	577,079
Met Investors Third Avenue Small Cap Value Portfolio B	223,572,668
AIM Premier Equity Fund	1,531,451
AIM Capital Appreciation Fund	800,306
AIM International Growth Fund	662,630
AIM Balanced Fund	1,172,739
MFS Research Series	375,908
MFS Investors Trust Series	199,467
MFS New Discovery Series	349,040
Oppenheimer Main Street Growth & Income Fund	1,695,836
Oppenheimer Bond Fund	443,135
Oppenheimer Money Fund	541,090
Oppenheimer Main Street Small Cap Growth Fund	182,263
Oppenheimer Strategic Bond Fund	251,979
Fidelity Asset Manager Portfolio	173,560,378
Fidelity Growth Portfolio	269,259,511
Fidelity Contrafund Portfolio	249,505,965
Fidelity Overseas Portfolio	12,334,356
Fidelity Equity-Income Portfolio	25,275,846
Fidelity Index 500 Portfolio	164,912,377
Fidelity Money Market Portfolio	26,673,032
Scudder I International Portfolio	21,279,568
MetLife Davis Venture Value Fund	782,331
MetLife Davis Venture Value Fund E	421,802,752
MetLife Harris Oakmark Focused Value Fund	3,642,356
MetLife Harris Oakmark Focused Value Fund B	409,859,958
MetLife Jennison Growth Portfolio B	184,013,470
MetLife MFS Total Return Series	765,954
MetLife Putnam International Stock Portfolio	365,178
MetLife Janus Mid Cap Portfolio	908,723
MetLife Russell 2000 Index Portfolio	2,227,757
MetLife Met/Putnam Voyager Portfolio A	418,987
MetLife SSR Aurora Portfolio	2,751,694
MetLife SSR Bond Income Portfolio	657,551
MetLife SSR Large Cap Value Portfolio	212,147
MetLife Stock Index Portfolio	69,594,847
MetLife Stock Index Portfolio B	135,880,569
MetLife Alger Equity Growth	204,551
MetLife Lehman Brothers Aggregate Bond Index	701,942

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2003

Sub-account net assets, continued:
Accumulation units, continued:
MetLife FI Mid Cap Opportunities	$818,534
MetLife Harris Oakmark Large Cap Value	1,749,241
MetLife Morgan Stanley EAFE Index	1,068,643
MetLife Mid Cap Stock Index	1,484,099
Van Kampen Emerging Growth Fund	529,419
Van Kampen Enterprise Fund	169,863
Van Kampen Growth & Income Fund	315,145
Federated American Leaders Fund II	647,340
Federated High Income Bond Fund II	262,762
Federated Growth Strategic Fund II	202,111
Federated Equity Income Fund II	336,043
Neuberger Genesis Trust	17,918
Alger Small Capitalization Fund	59,469,907
T Rowe Growth Fund	10,637,679
T Rowe International Stock Fund	1,057,736
T Rowe Prime Reserve Fund	1,436,865
Janus Aspen Worldwide Growth	9,605
American Global Small Capitalization Fund	1,279,716
American Growth Fund	6,970,626
American Growth & Income Fund	4,870,552

$6,366,414,810

Annuitization units:
Met Investors Lord Abbett Growth & Income Portfolio B	$65,637
Met Investors Lord Abbett Bond Debenture Portfolio B	30,921
Met Investors Met/Putnam Research Portfolio B	141,309
Met Investors Oppenheimer Capital Appreciation Portfolio B	16,265
Met Investors PIMCO Inflation Protected Bond Portfolio B	27,797
Met Investors PIMCO Money Market Portfolio B	153,255
Met Investors PIMCO Total Return Bond Portfolio B	137,378
Met Investors T Rowe Price Mid Cap Growth Portfolio B	9,850
Met Investors MFS Research International Portfolio B	33,859
Met Investors AIM Mid Cap Core Equity Portfolio B	7,067
Met Investors Third Avenue Small Cap Value Portfolio B	10,427
MetLife Davis Venture Value Fund E	174,146
MetLife Harris Oakmark Focused Value Fund B	82,092
MetLife Jennison Growth Portfolio B	9,219

$899,222

Total Net Assets	$6,367,314,032

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	Met Investors
	Lord Abbett Growth & Income Portfolio	Lord Abbett Growth & Income Portfolio B	Lord Abbett Bond Debenture Portfolio	Lord Abbett Bond Debenture Portfolio B	JP Morgan Quality Bond Portfolio	Met/ Putnam Research Portfolio	Met/ Putnam Research Portfolio B

Income:
Dividends	$2,993,767	2,396,162	15,506	7,582,717	1,330,119	6,738	-

Expenses:
Mortality and expense risk	2,883,632	4,740,456	4,460	3,829,632	392,448	217,401	643,042
Administrative fee	585,000	856,723	500	686,584	80,300	55,630	115,906

Total expenses	3,468,632	5,597,179	4,960	4,516,216	472,748	273,031	758,948

Net investment income (loss)	(474,865)	(3,201,017)	10,546	3,066,501	857,371	(266,293)	(758,948)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10,538,981)	(8,478)	19,636	1,053,682	419,961	(453,002)	(107,147)
Realized gain distributions	-	-	-	-	-	-	-

Net realized gain (loss)	(10,538,981)	(8,478)	19,636	1,053,682	419,961	(453,002)	(107,147)

Change in unrealized appreciation (depreciation)	79,535,337	103,296,681	38,036	38,206,055	(402,827)	5,364,572	11,223,620

Net increase (decrease) in net assets from operations	$68,521,491	100,087,186	68,218	42,326,238	874,505	4,645,277	10,357,525

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	Met Investors
	Oppenheimer Capital Appreciation Portfolio B	PIMCO Inflation Protected Bond Portfolio B (a)	PIMCO Money Market Portfolio B	Janus Aggressive Growth Portfolio B	PIMCO Total Return Bond Portfolio	PIMCO Total Return Bond Portfolio B	PIMCO Innovation Portfolio (a)

Income:
Dividends	$-	796,252	505,127	-	255,450	5,066,621	-

Expenses:
Mortality and expense risk	3,061,780	1,577,758	1,822,891	1,282,511	249,321	5,141,448	2,818
Administrative fee	551,626	277,710	328,325	231,042	60,270	931,989	-

Total expenses	3,613,406	1,855,468	2,151,216	1,513,553	309,591	6,073,437	2,818

Net investment income (loss)	(3,613,406)	(1,059,216)	(1,646,089)	(1,513,553)	(54,141)	(1,006,816)	(2,818)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(573)	-	-	29,372	696,906	3,769,151	4,056
Realized gain distributions	-	5,184,054	-	-	209,796	4,368,096	-

Net realized gain (loss)	(573)	5,184,054	-	29,372	906,702	8,137,247	4,056

Change in unrealized appreciation (depreciation)	60,680,428	2,075,094	-	26,337,281	(88,845)	2,138,500	55,774

Net increase (decrease) in net assets from operations	$57,066,449	6,199,932	(1,646,089)	24,853,100	763,716	9,268,931	57,012

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	Met Investors
	PIMCO Innovation Portfolio B	T Rowe Price Mid Cap Growth Portfolio B	MFS Research International Portfolio B	AIM Small Cap Growth Portfolio (a)	AIM Small Cap Growth Portfolio B	AIM Mid Cap Core Equity Portfolio B	Harris Oakmark International Portfolio B

Income:
Dividends	$-	-	680,298	-	-	1,138,558	1,522,348

Expenses:
Mortality and expense risk	317,238	1,476,428	1,041,524	1,804	1,063,224	1,024,434	1,110,688
Administrative fee	56,483	266,659	189,932	-	192,351	183,673	197,674

Total expenses	373,721	1,743,087	1,231,456	1,804	1,255,575	1,208,107	1,308,362

Net investment income (loss)	(373,721)	(1,743,087)	(551,158)	(1,804)	(1,255,575)	(69,549)	213,986

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(189,629)	(17,543)	201,866	13,265	219,596	(10,930)	(50,029)
Realized gain distributions	-	-	-	-	-	-	489,525

Net realized gain (loss)	(189,629)	(17,543)	201,866	13,265	219,596	(10,930)	439,496

Change in unrealized appreciation (depreciation)	9,550,569	34,788,215	24,339,743	22,604	25,849,273	18,668,662	32,012,248

Net increase (decrease) in net assets from operations	$8,987,219	33,027,585	23,990,451	34,065	24,813,294	18,588,183	32,665,730

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	Met Investors		AIM				MFS
	Third Avenue Small Cap Value Portfolio (a)	Third Avenue Small Cap Value Portfolio B	Premier Equity Fund	Capital Appreciation Fund	International Growth Fund	Balanced Fund	Research Series

Income:
Dividends	$1,964	502,815	4,258	-	3,169	21,776	2,376

Expenses:
Mortality and expense risk	2,293	1,424,675	17,786	9,205	7,323	12,841	4,472
Administrative fee	-	254,379	1,887	982	770	2,800	482

Total expenses	2,293	1,679,054	19,673	10,187	8,093	15,641	4,954

Net investment income (loss)	(329)	(1,176,239)	(15,415)	(10,187)	(4,924)	6,135	(2,578)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,439	26,824	(95,670)	(72,431)	(44,012)	(55,483)	(32,903)
Realized gain distributions	3,389	1,296,167	-	-	-	-	-

Net realized gain (loss)	5,828	1,322,991	(95,670)	(72,431)	(44,012)	(55,483)	(32,903)

Change in unrealized appreciation (depreciation)	61,093	38,801,843	405,709	258,319	191,317	199,770	108,011

Net increase (decrease) in net assets from operations	$66,592	38,948,595	294,624	175,701	142,381	150,422	72,530

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	MFS		Oppenheimer
	Investors Trust Series	New Discovery Series	Main Street Growth & Income Fund	Bond Fund	Money Fund	Main Street Small Cap Growth Fund	Strategic Bond Fund

Income:
Dividends	$1,224	-	14,619	23,813	6,929	-	16,090

Expenses:
Mortality and expense risk	2,310	4,113	19,209	5,520	8,423	1,639	3,130
Administrative fee	245	453	2,044	589	1,800	350	361

Total expenses	2,555	4,566	21,253	6,109	10,223	1,989	3,491

Net investment income (loss)	(1,331)	(4,566)	(6,634)	17,704	(3,294)	(1,989)	12,599

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(7,103)	(38,979)	(63,615)	517	-	(2,047)	141
Realized gain distributions	-	-	-	-	-	-	-

Net realized gain (loss)	(7,103)	(38,979)	(63,615)	517	-	(2,047)	141

Change in unrealized appreciation (depreciation)	42,890	130,599	406,032	3,878	-	54,353	24,587

Net increase (decrease) in net assets from operations	$34,456	87,054	335,783	22,099	(3,294)	50,317	37,327

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	Fidelity
	Asset Manager Portfolio	Growth Portfolio	Contrafund Portfolio	Overseas Portfolio	Equity- Income Portfolio	Index 500 Portfolio	Money Market Portfolio

Income:
Dividends	$5,827,007	623,982	983,616	91,552	430,293	3,072,856	306,459

Expenses:
Mortality and expense risk	1,829,757	2,714,311	2,511,346	110,027	293,211	2,087,526	303,708
Administrative fee	408,500	540,000	468,000	26,360	29,081	458,868	70,772

Total expenses	2,238,257	3,254,311	2,979,346	136,387	322,292	2,546,394	374,480

Net investment income (loss)	3,588,750	(2,630,329)	(1,995,730)	(44,835)	108,001	526,462	(68,021)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,651,518)	(16,397,960)	(1,627,928)	(1,261,416)	(807,406)	(14,361,585)	-
Realized gain distributions	-	-	-	-	-	-	-

Net realized gain (loss)	(4,651,518)	(16,397,960)	(1,627,928)	(1,261,416)	(807,406)	(14,361,585)	-

Change in unrealized appreciation (depreciation)	25,905,819	83,691,437	56,105,559	5,096,073	6,483,503	57,042,919	-

Net increase (decrease) in net assets from operations	$24,843,051	64,663,148	52,481,901	3,789,822	5,784,098	43,207,796	(68,021)

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	Scudder I	MetLife
	International Portfolio	Davis Venture Value Fund (a)	Davis Venture Value Fund E	Harris Oakmark Focused Value Fund (a)	Harris Oakmark Focused Value Fund B	Jennison Growth Portfolio B	MFS Total Return Series (a)

Income:
Dividends	$133,048	-	670,195	-	111,223	136,299	-

Expenses:
Mortality and expense risk	208,946	3,388	3,371,430	11,975	3,194,599	1,337,527	2,927
Administrative fee	35,000	-	611,775	-	576,839	241,239	-

Total expenses	243,946	3,388	3,983,205	11,975	3,771,438	1,578,766	2,927

Net investment income (loss)	(110,898)	(3,388)	(3,313,010)	(11,975)	(3,660,215)	(1,442,467)	(2,927)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,728,672)	264	(102,267)	556	(5,872)	1,849,073	774
Realized gain distributions	-	-	-	-	-	-	-

Net realized gain (loss)	(1,728,672)	264	(102,267)	556	(5,872)	1,849,073	774

Change in unrealized appreciation (depreciation)	6,214,219	88,012	74,510,314	355,482	74,648,276	25,140,667	46,065

Net increase (decrease) in net assets from operations	$4,374,649	84,888	71,095,037	344,063	70,982,189	25,547,273	43,912

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	MetLife
	Putnam International Stock Portfolio	Janus Mid Cap Portfolio	Russell 2000 Index Portfolio	Met/ Putnam Voyager Portfolio A	SSR Aurora Portfolio (a)	SSR Bond Income Portfolio (a)	SSR Large Cap Value Portfolio (a)

Income:
Dividends	$1,973	-	2,669	-	-	-	1,361

Expenses:
Mortality and expense risk	4,088	8,932	9,763	4,426	9,354	2,565	731
Administrative fee	413	1,900	2,000	461	-	-	-

Total expenses	4,501	10,832	11,763	4,887	9,354	2,565	731

Net investment income (loss)	(2,528)	(10,832)	(9,094)	(4,887)	(9,354)	(2,565)	630

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(23,229)	(119,488)	10,428	(40,469)	3,784	108	(106)
Realized gain distributions	-	-	-	-	-	-	-

Net realized gain (loss)	(23,229)	(119,488)	10,428	(40,469)	3,784	108	(106)

Change in unrealized appreciation (depreciation)	106,170	347,581	341,057	119,930	348,713	12,545	20,377

Net increase (decrease) in net assets from operations	$80,413	217,261	342,391	74,574	343,143	10,088	20,901

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	MetLife
	Stock Index Portfolio (a)	Stock Index Portfolio B	Alger Equity Growth (a)	Lehman Brothers Aggregate Bond Index (a)	FI Mid Cap Opportunities (a)	Harris Oakmark Large Cap Value (a)	Morgan Stanley EAFE Index (a)

Income:
Dividends	$-	1,044,199	-	-	-	-	-

Expenses:
Mortality and expense risk	291,546	1,149,358	975	3,040	3,090	5,942	5,931
Administrative fee	58,930	205,282	-	-	-	-	-

Total expenses	350,476	1,354,640	975	3,040	3,090	5,942	5,931

Net investment income (loss)	(350,476)	(310,441)	(975)	(3,040)	(3,090)	(5,942)	(5,931)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	106,930	193,706	340	(1,569)	3,384	316	74,614
Realized gain distributions	-	-	-	-	10,704	-	-

Net realized gain (loss)	106,930	193,706	340	(1,569)	14,088	316	74,614

Change in unrealized appreciation (depreciation)	7,763,978	21,269,435	20,041	8,123	88,530	129,746	96,659

Net increase (decrease) in net assets from operations	$7,520,432	21,152,700	19,406	3,514	99,528	124,120	165,342

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	MetLife	Van Kampen			Federated

	Mid Cap Stock Index (a)	Emerging Growth Fund	Enterprise Fund	Growth & Income Fund	American Leaders Fund II	High Income Bond Fund II	Growth Strategic Fund II

Income:
Dividends	$-	-	826	2,255	9,901	19,418	-

Expenses:
Mortality and expense risk	5,905	5,745	1,875	3,087	6,807	2,982	2,148
Administrative fee	-	1,100	350	600	1,409	601	400

Total expenses	5,905	6,845	2,225	3,687	8,216	3,583	2,548

Net investment income (loss)	(5,905)	(6,845)	(1,399)	(1,432)	1,685	15,835	(2,548)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,458	(62,002)	(7,910)	(566)	(24,215)	(3,235)	(16,005)
Realized gain distributions	-	-	-	-	-	-	-

Net realized gain (loss)	5,458	(62,002)	(7,910)	(566)	(24,215)	(3,235)	(16,005)

Change in unrealized appreciation (depreciation)	144,303	179,009	43,499	67,709	158,025	34,423	77,183

Net increase (decrease) in net assets from operations	$143,856	110,162	34,190	65,711	135,495	47,023	58,630

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	Federated	Neuberger	Alger	T Rowe			Janus
	Equity Income Fund II	Genesis Trust	Small Capitalization Fund	Growth Fund	International Stock Fund	Prime Reserve Fund	Aspen Worldwide Growth

Income:
Dividends	$5,835	-	-	21,511	11,732	11,823	65

Expenses:
Mortality and expense risk	3,512	1,054	578,156	67,928	7,018	11,309	1,713
Administrative fee	705	380	123,008	25,150	2,500	4,205	580

Total expenses	4,217	1,434	701,164	93,078	9,518	15,514	2,293

Net investment income (loss)	1,618	(1,434)	(701,164)	(71,567)	2,214	(3,691)	(2,228)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(17,041)	156,865	(5,252,739)	(9,975,488)	(2,170,223)	-	(3,519,195)
Realized gain distributions	-	8	-	-	2,707	-	-

Net realized gain (loss)	(17,041)	156,873	(5,252,739)	(9,975,488)	(2,167,516)	-	(3,519,195)

Change in unrealized appreciation (depreciation)	83,956	(160,697)	23,298,902	13,059,440	2,421,369	-	3,562,040

Net increase (decrease) in net assets from operations	$68,533	(5,258)	17,344,999	3,012,385	256,067	(3,691)	40,617

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Operations

Year ended December 31, 2003

	American			Total
	Global Small Capitalization Fund (a)	Growth Fund (a)	Growth & Income Fund (a)

Income:
Dividends	$481	6,302	35,149	38,450,726

Expenses:
Mortality and expense risk	4,422	27,701	17,718	53,637,376
Administrative fee	-	-	-	10,011,927

Total expenses	4,422	27,701	17,718	63,649,303

Net investment income (loss)	(3,941)	(21,399)	17,431	(25,198,577)

Net realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,885	662	3,541	(65,091,559)
Realized gain distributions	-	-	-	11,564,446

Net realized gain (loss)	6,885	662	3,541	(53,527,113)

Change in unrealized appreciation (depreciation)	134,325	611,512	404,263	1,004,499,912

Net increase (decrease) in net assets from operations	$137,269	590,775	425,235	925,774,222

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	Met Investors
	Lord Abbett Growth & Income Portfolio	Lord Abbett Growth & Income Portfolio B	Lord Abbett Bond Debenture Portfolio	Lord Abbett Bond Debenture Portfolio B	JP Morgan Quality Bond Portfolio	Met/ Putnam Research Portfolio	Met/ Putnam Research Portfolio B

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(474,865)	(3,201,017)	10,546	3,066,501	857,371	(266,293)	(758,948)
Net realized gain (loss)	(10,538,981)	(8,478)	19,636	1,053,682	419,961	(453,002)	(107,147)
Change in unrealized appreciation (depreciation)	79,535,337	103,296,681	38,036	38,206,055	(402,827)	5,364,572	11,223,620

Net increase (decrease) in net assets from operations	68,521,491	100,087,186	68,218	42,326,238	874,505	4,645,277	10,357,525

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	(322)	-	(532)	-	-	(281)
Payments received from contract owners	19,613,525	260,422,193	17,695	222,862,988	4,009,305	85,903	25,640,188
Transfers between sub-accounts (including fixed account), net	(7,550,610)	122,241,842	802,554	117,771,785	(3,343,771)	73,360	7,933,788
Transfers for contract benefits and terminations	(39,311,746)	(15,117,838)	-	(13,141,993)	(6,610,028)	(5,048,268)	(2,509,954)

Net increase (decrease) in net assets from contract transactions	(27,248,831)	367,545,875	820,249	327,492,248	(5,944,494)	(4,889,005)	31,063,741

Net increase (decrease) in net assets	41,272,660	467,633,061	888,467	369,818,486	(5,069,989)	(243,728)	41,421,266

Net assets at beginning of period	256,901,296	158,468,844	108,777	115,255,304	38,254,147	23,034,334	27,062,105

Net assets at end of period	$298,173,956	626,101,905	997,244	485,073,790	33,184,158	22,790,606	68,483,371

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	Met Investors
	Oppenheimer Capital Appreciation Portfolio B	PIMCO Inflation Protected Bond Portfolio B (a)	PIMCO Money Market Portfolio B	Janus Aggressive Growth Portfolio B	PIMCO Total Return Bond Portfolio	PIMCO Total Return Bond Portfolio B	PIMCO Innovation Portfolio (a)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,613,406)	(1,059,216)	(1,646,089)	(1,513,553)	(54,141)	(1,006,816)	(2,818)
Net realized gain (loss)	(573)	5,184,054	-	29,372	906,702	8,137,247	4,056
Change in unrealized appreciation (depreciation)	60,680,428	2,075,094	-	26,337,281	(88,845)	2,138,500	55,774

Net increase (decrease) in net assets from operations	57,066,449	6,199,932	(1,646,089)	24,853,100	763,716	9,268,931	57,012

Contract transactions:
MetLife Investors USA Insurance Company payments	-	7	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	(198)	-	(194)	(419)	-	(320)	-
Payments received from contract owners	188,753,265	121,735,770	133,547,824	86,760,521	555,459	239,018,306	49,510
Transfers between sub-accounts (including fixed account), net	71,858,634	144,006,005	(85,041,381)	31,646,467	1,553,618	11,715,817	550,134
Transfers for contract benefits and terminations	(8,041,312)	(4,147,107)	(20,037,004)	(3,243,271)	(5,672,669)	(18,322,754)	(10,369)

Net increase (decrease) in net assets from contract transactions	252,570,389	261,594,675	28,469,245	115,163,298	(3,563,592)	232,411,049	589,275

Net increase (decrease) in net assets	309,636,838	267,794,607	26,823,156	140,016,398	(2,799,876)	241,679,980	646,287

Net assets at beginning of period	97,837,161	-	90,464,302	36,902,162	25,486,564	238,270,817	-

Net assets at end of period	$407,473,999	267,794,607	117,287,458	176,918,560	22,686,688	479,950,797	646,287

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	Met Investors
	PIMCO Innovation Portfolio B	T Rowe Price Mid Cap Growth Portfolio B	MFS Research International Portfolio B	AIM Small Cap Growth Portfolio (a)	AIM Small Cap Growth Portfolio B	AIM Mid Cap Core Equity Portfolio B	Harris Oakmark International Portfolio B

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(373,721)	(1,743,087)	(551,158)	(1,804)	(1,255,575)	(69,549)	213,986
Net realized gain (loss)	(189,629)	(17,543)	201,866	13,265	219,596	(10,930)	439,496
Change in unrealized appreciation (depreciation)	9,550,569	34,788,215	24,339,743	22,604	25,849,273	18,668,662	32,012,248

Net increase (decrease) in net assets from operations	8,987,219	33,027,585	23,990,451	34,065	24,813,294	18,588,183	32,665,730

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	(478)	(262)	(296)	-	(1,257)	(1,284)	(1,543)
Payments received from contract owners	14,451,983	97,011,990	55,324,638	30,350	72,425,989	61,585,611	94,371,544
Transfers between sub-accounts (including fixed account), net	9,838,258	34,773,115	(1,039,158)	310,138	15,214,670	46,007,619	60,043,174
Transfers for contract benefits and terminations	(1,454,941)	(3,774,959)	(3,173,276)	(6,004)	(2,833,669)	(2,495,851)	(2,343,006)

Net increase (decrease) in net assets from contract transactions	22,834,822	128,009,884	51,111,908	334,484	84,805,733	105,096,095	152,070,169

Net increase (decrease) in net assets	31,822,041	161,037,469	75,102,359	368,549	109,619,027	123,684,278	184,735,899

Net assets at beginning of period	10,195,680	42,934,975	46,398,334	-	34,329,159	23,276,982	12,688,775

Net assets at end of period	$42,017,721	203,972,444	121,500,693	368,549	143,948,186	146,961,260	197,424,674

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	Met Investors		AIM				MFS
	Third Avenue Small Cap Value Portfolio (a)	Third Avenue Small Cap Value Portfolio B	Premier Equity Fund	Capital Appreciation Fund	International Growth Fund	Balanced Fund	Research Series

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(329)	(1,176,239)	(15,415)	(10,187)	(4,924)	6,135	(2,578)
Net realized gain (loss)	5,828	1,322,991	(95,670)	(72,431)	(44,012)	(55,483)	(32,903)
Change in unrealized appreciation (depreciation)	61,093	38,801,843	405,709	258,319	191,317	199,770	108,011

Net increase (decrease) in net assets from operations	66,592	38,948,595	294,624	175,701	142,381	150,422	72,530

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	(1,570)	-	-	-	-	-
Payments received from contract owners	51,071	107,259,101	(2,966)	3,595	4,025	3,150	(9,701)
Transfers between sub-accounts (including fixed account), net	461,106	54,904,636	(36,874)	(21,836)	(2,530)	366	(6,399)
Transfers for contract benefits and terminations	(1,690)	(3,056,301)	(82,055)	(70,493)	(37,820)	(133,539)	(40,242)

Net increase (decrease) in net assets from contract transactions	510,487	159,105,866	(121,895)	(88,734)	(36,325)	(130,023)	(56,342)

Net increase (decrease) in net assets	577,079	198,054,461	172,729	86,967	106,056	20,399	16,188

Net assets at beginning of period	-	25,528,634	1,358,722	713,339	556,574	1,152,340	359,720

Net assets at end of period	$577,079	223,583,095	1,531,451	800,306	662,630	1,172,739	375,908

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	MFS		Oppenheimer
	Investors Trust Series	New Discovery Series	Main Street Growth & Income Fund	Bond Fund	Money Fund	Main Street Small Cap Growth Fund	Strategic Bond Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,331)	(4,566)	(6,634)	17,704	(3,294)	(1,989)	12,599
Net realized gain (loss)	(7,103)	(38,979)	(63,615)	517	-	(2,047)	141
Change in unrealized appreciation (depreciation)	42,890	130,599	406,032	3,878	-	54,353	24,587

Net increase (decrease) in net assets from operations	34,456	87,054	335,783	22,099	(3,294)	50,317	37,327

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	-	(9,656)	1,824	6,300	-	240	166
Transfers between sub-accounts (including fixed account), net	4,912	(18,786)	(15,669)	18,825	(348,854)	16,829	490
Transfers for contract benefits and terminations	(16,768)	(49,805)	(111,339)	(23,961)	(16,881)	(8,502)	(34,103)

Net increase (decrease) in net assets from contract transactions	(11,856)	(78,247)	(125,184)	1,164	(365,735)	8,567	(33,447)

Net increase (decrease) in net assets	22,600	8,807	210,599	23,263	(369,029)	58,884	3,880

Net assets at beginning of period	176,867	340,233	1,485,237	419,872	910,119	123,379	248,099

Net assets at end of period	$199,467	349,040	1,695,836	443,135	541,090	182,263	251,979

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	Fidelity
	Asset Manager Portfolio	Growth Portfolio	Contrafund Portfolio	Overseas Portfolio	Equity- Income Portfolio	Index 500 Portfolio	Money Market Portfolio

Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,588,750	(2,630,329)	(1,995,730)	(44,835)	108,001	526,462	(68,021)
Net realized gain (loss)	(4,651,518)	(16,397,960)	(1,627,928)	(1,261,416)	(807,406)	(14,361,585)	-
Change in unrealized appreciation (depreciation)	25,905,819	83,691,437	56,105,559	5,096,073	6,483,503	57,042,919	-

Net increase (decrease) in net assets from operations	24,843,051	64,663,148	52,481,901	3,789,822	5,784,098	43,207,796	(68,021)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	11,059,497	22,745,698	20,674,012	217,854	80,351	15,170,894	6,932,123
Transfers between sub-accounts (including fixed account), net	(4,610,577)	(8,545,847)	(5,253,201)	86,744	(403,381)	(72,470,331)	(5,357,390)
Transfers for contract benefits and terminations	(20,510,654)	(32,090,528)	(19,249,685)	(2,034,089)	(2,820,510)	(23,222,948)	(5,746,401)

Net increase (decrease) in net assets from contract transactions	(14,061,734)	(17,890,677)	(3,828,874)	(1,729,491)	(3,143,540)	(80,522,385)	(4,171,668)

Net increase (decrease) in net assets	10,781,317	46,772,471	48,653,027	2,060,331	2,640,558	(37,314,589)	(4,239,689)

Net assets at beginning of period	162,779,061	222,487,040	200,852,938	10,274,025	22,635,288	202,226,966	30,912,721

Net assets at end of period	$173,560,378	269,259,511	249,505,965	12,334,356	25,275,846	164,912,377	26,673,032

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	Scudder I	MetLife
	International Portfolio	Davis Venture Value Fund (a)	Davis Venture Value Fund E	Harris Oakmark Focused Value Fund (a)	Harris Oakmark Focused Value Fund B	Jennison Growth Portfolio B	MFS Total Return Series (a)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(110,898)	(3,388)	(3,313,010)	(11,975)	(3,660,215)	(1,442,467)	(2,927)
Net realized gain (loss)	(1,728,672)	264	(102,267)	556	(5,872)	1,849,073	774
Change in unrealized appreciation (depreciation)	6,214,219	88,012	74,510,314	355,482	74,648,276	25,140,667	46,065

Net increase (decrease) in net assets from operations	4,374,649	84,888	71,095,037	344,063	70,982,189	25,547,273	43,912

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	(42)	-	(52)	(47)	-
Payments received from contract owners	2,912,417	82,244	187,975,968	565,168	167,425,874	115,370,120	120,657
Transfers between sub-accounts (including fixed account), net	(1,001,568)	626,320	45,469,829	2,768,656	67,493,776	4,486,868	614,370
Transfers for contract benefits and terminations	(1,032,892)	(11,121)	(11,408,815)	(35,531)	(9,899,063)	(3,407,507)	(12,985)

Net increase (decrease) in net assets from contract transactions	877,957	697,443	222,036,940	3,298,293	225,020,535	116,449,434	722,042

Net increase (decrease) in net assets	5,252,606	782,331	293,131,977	3,642,356	296,002,724	141,996,707	765,954

Net assets at beginning of period	16,026,962	-	128,844,921	-	113,939,326	42,025,982	-

Net assets at end of period	$21,279,568	782,331	421,976,898	3,642,356	409,942,050	184,022,689	765,954

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	MetLife
	Putnam International Stock Portfolio	Janus Mid Cap Portfolio	Russell 2000 Index Portfolio	Met/ Putnam Voyager Portfolio A	SSR Aurora Portfolio (a)	SSR Bond Income Portfolio (a)	SSR Large Cap Value Portfolio (a)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,528)	(10,832)	(9,094)	(4,887)	(9,354)	(2,565)	630
Net realized gain (loss)	(23,229)	(119,488)	10,428	(40,469)	3,784	108	(106)
Change in unrealized appreciation (depreciation)	106,170	347,581	341,057	119,930	348,713	12,545	20,377

Net increase (decrease) in net assets from operations	80,413	217,261	342,391	74,574	343,143	10,088	20,901

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	-	5,687	174,766	885	269,110	88,642	23,374
Transfers between sub-accounts (including fixed account), net	29,057	65,277	1,563,207	44,506	2,174,389	572,884	169,762
Transfers for contract benefits and terminations	(21,045)	(83,195)	(231,104)	(27,282)	(34,948)	(14,063)	(1,890)

Net increase (decrease) in net assets from contract transactions	8,012	(12,231)	1,506,869	18,109	2,408,551	647,463	191,246

Net increase (decrease) in net assets	88,425	205,030	1,849,260	92,683	2,751,694	657,551	212,147

Net assets at beginning of period	276,753	703,693	378,497	326,304	-	-	-

Net assets at end of period	$365,178	908,723	2,227,757	418,987	2,751,694	657,551	212,147

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	MetLife
	Stock Index Portfolio (a)	Stock Index Portfolio B	Alger Equity Growth (a)	Lehman Brothers Aggregate Bond Index (a)	FI Mid Cap Opportunities (a)	Harris Oakmark Large Cap Value (a)	Morgan Stanley EAFE Index (a)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(350,476)	(310,441)	(975)	(3,040)	(3,090)	(5,942)	(5,931)
Net realized gain (loss)	106,930	193,706	340	(1,569)	14,088	316	74,614
Change in unrealized appreciation (depreciation)	7,763,978	21,269,435	20,041	8,123	88,530	129,746	96,659

Net increase (decrease) in net assets from operations	7,520,432	21,152,700	19,406	3,514	99,528	124,120	165,342

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	(879)	-	-	-	-	-
Payments received from contract owners	2,270,143	52,379,728	18,900	146,341	98,391	248,630	130,969
Transfers between sub-accounts (including fixed account), net	62,008,296	24,073,826	166,404	572,888	632,576	1,378,139	795,880
Transfers for contract benefits and terminations	(2,204,024)	(3,214,862)	(159)	(20,801)	(11,961)	(1,648)	(23,548)

Net increase (decrease) in net assets from contract transactions	62,074,415	73,237,813	185,145	698,428	719,006	1,625,121	903,301

Net increase (decrease) in net assets	69,594,847	94,390,513	204,551	701,942	818,534	1,749,241	1,068,643

Net assets at beginning of period	-	41,490,056	-	-	-	-	-

Net assets at end of period	$69,594,847	135,880,569	204,551	701,942	818,534	1,749,241	1,068,643

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	MetLife	Van Kampen			Federated
	Mid Cap Stock Index (a)	Emerging Growth Fund	Enterprise Fund	Growth & Income Fund	American Leaders Fund II	High Income Bond Fund II	Growth Strategic Fund II

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,905)	(6,845)	(1,399)	(1,432)	1,685	15,835	(2,548)
Net realized gain (loss)	5,458	(62,002)	(7,910)	(566)	(24,215)	(3,235)	(16,005)
Change in unrealized appreciation (depreciation)	144,303	179,009	43,499	67,709	158,025	34,423	77,183

Net increase (decrease) in net assets from operations	143,856	110,162	34,190	65,711	135,495	47,023	58,630

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	185,742	405	(9,701)	-	6,180	-	690
Transfers between sub-accounts (including fixed account), net	1,176,097	17,750	(8,142)	35,761	(37,951)	1,712	(7,677)
Transfers for contract benefits and terminations	(21,596)	(57,744)	(1,784)	(6,985)	(49,996)	(30,074)	(7,662)

Net increase (decrease) in net assets from contract transactions	1,340,243	(39,589)	(19,627)	28,776	(81,767)	(28,362)	(14,649)

Net increase (decrease) in net assets	1,484,099	70,573	14,563	94,487	53,728	18,661	43,981

Net assets at beginning of period	-	458,846	155,300	220,658	593,612	244,101	158,130

Net assets at end of period	$1,484,099	529,419	169,863	315,145	647,340	262,762	202,111

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	Federated	Neuberger	Alger	T Rowe			Janus
	Equity Income Fund II	Genesis Trust	Small Capitalization Fund	Growth Fund	International Stock Fund	Prime Reserve Fund	Aspen Worldwide Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,618	(1,434)	(701,164)	(71,567)	2,214	(3,691)	(2,228)
Net realized gain (loss)	(17,041)	156,873	(5,252,739)	(9,975,488)	(2,167,516)	-	(3,519,195)
Change in unrealized appreciation (depreciation)	83,956	(160,697)	23,298,902	13,059,440	2,421,369	-	3,562,040

Net increase (decrease) in net assets from operations	68,533	(5,258)	17,344,999	3,012,385	256,067	(3,691)	40,617

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	629	3,656	5,741,989	441,349	76,061	(13,752)	7,003
Transfers between sub-accounts (including fixed account), net	(5,346)	3,457	(2,327,509)	(218,637)	(39,262)	(83,983)	(22,741)
Transfers for contract benefits and terminations	(28,557)	(3,176,724)	(3,893,264)	(20,566,154)	(3,610,120)	(300,571)	(5,187,724)

Net increase (decrease) in net assets from contract transactions	(33,274)	(3,169,611)	(478,784)	(20,343,442)	(3,573,321)	(398,306)	(5,203,462)

Net increase (decrease) in net assets	35,259	(3,174,869)	16,866,215	(17,331,057)	(3,317,254)	(401,997)	(5,162,845)

Net assets at beginning of period	300,784	3,192,787	42,603,692	27,968,736	4,374,990	1,838,862	5,172,450

Net assets at end of period	$336,043	17,918	59,469,907	10,637,679	1,057,736	1,436,865	9,605

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2003

	American			Total
	Global Small Capitalization Fund (a)	Growth Fund (a)	Growth & Income Fund (a)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,941)	(21,399)	17,431	(25,198,577)
Net realized gain (loss)	6,885	662	3,541	(53,527,113)
Change in unrealized appreciation (depreciation)	134,325	611,512	404,263	1,004,499,912

Net increase (decrease) in net assets from operations	137,269	590,775	425,235	925,774,222

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	7
MetLife Investors USA Insurance Company redemptions	-	-	-	(9,976)
Payments received from contract owners	130,939	720,748	538,731	2,420,600,818
Transfers between sub-accounts (including fixed account), net	1,012,398	5,681,430	3,962,633	761,613,623
Transfers for contract benefits and terminations	(890)	(22,327)	(56,047)	(335,370,996)

Net increase (decrease) in net assets from contract transactions	1,142,447	6,379,851	4,445,317	2,846,833,476

Net increase (decrease) in net assets	1,279,716	6,970,626	4,870,552	3,772,607,698

Net assets at beginning of period	-	-	-	2,594,706,334

Net assets at end of period	$1,279,716	6,970,626	4,870,552	6,367,314,032

(a)	For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	Met Investors
	Lord Abbett Growth & Income Portfolio	Lord Abbett Growth & Income Portfolio B	Lord Abbett Bond Debenture Portfolio (b)	Lord Abbett Bond Debenture Portfolio B	JP Morgan Quality Bond Portfolio	Met/ Putnam Research Portfolio	Met/ Putnam Research Portfolio B

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,138,649)	111,314	(977)	1,578,316	1,270,331	(234,889)	(165,090)
Net realized gain (loss)	15,626,004	11,124,550	(896)	(773,645)	73,635	(670,404)	(234,087)
Change in unrealized appreciation (depreciation)	(77,572,328)	(28,389,839)	102	1,257,236	1,086,975	(6,476,873)	(3,299,270)

Net increase (decrease) in net assets from operations	(63,084,973)	(17,153,975)	(1,771)	2,061,907	2,430,941	(7,382,166)	(3,698,447)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	(374)	-	(293)	-	-	(81)
Payments received from contract owners	25,971,706	91,817,429	1,230	59,833,185	4,016,933	105,010	12,665,806
Transfers between sub-accounts (including fixed account), net	(8,150,338)	52,906,691	115,317	41,955,527	6,899,181	(577,919)	9,445,184
Transfers for contract benefits and terminations	(23,488,798)	(3,378,135)	(5,999)	(1,840,756)	(3,071,140)	(4,612,308)	(590,039)

Net increase (decrease) in net assets from contract transactions	(5,667,430)	141,345,611	110,548	99,947,663	7,844,974	(5,085,217)	21,520,870

Net increase (decrease) in net assets	(68,752,403)	124,191,636	108,777	102,009,570	10,275,915	(12,467,383)	17,822,423

Net assets at beginning of period	325,653,699	34,277,208	-	13,245,734	27,978,232	35,501,717	9,239,682

Net assets at end of period	$256,901,296	158,468,844	108,777	115,255,304	38,254,147	23,034,334	27,062,105

(b)	For the period from April 26, 2002 to December 31, 2002.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	Met Investors
	Oppenheimer Capital Appreciation Portfolio B	PIMCO Money Market Portfolio B	Janus Aggressive Growth Portfolio B	PIMCO Total Return Bond Portfolio	PIMCO Total Return Bond Portfolio B	PIMCO Innovation Portfolio B	T Rowe Price Mid Cap Growth Portfolio B

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(850,938)	(341,003)	(333,800)	(345,747)	(1,720,899)	(123,809)	(407,716)
Net realized gain (loss)	(149,511)	-	(119,094)	179,184	46,268	(201,351)	27,331
Change in unrealized appreciation (depreciation)	(11,600,543)	-	(6,107,360)	2,227,788	10,076,696	(4,813,192)	(11,731,559)

Net increase (decrease) in net assets from operations	(12,600,992)	(341,003)	(6,560,254)	2,061,225	8,402,065	(5,138,352)	(12,111,944)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	100	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	(84)	(200)	-	-	(103)	-	(144)
Payments received from contract owners	58,590,707	89,900,591	23,942,950	145,191	122,406,152	5,973,353	27,351,253
Transfers between sub-accounts (including fixed account), net	31,825,076	(12,384,178)	9,850,187	151,886	85,492,935	5,114,891	14,641,601
Transfers for contract benefits and terminations	(1,723,549)	(7,391,851)	(599,007)	(5,060,861)	(3,532,621)	(128,982)	(659,896)

Net increase (decrease) in net assets from contract transactions	88,692,150	70,124,462	33,194,130	(4,763,784)	204,366,363	10,959,262	41,332,814

Net increase (decrease) in net assets	76,091,158	69,783,459	26,633,876	(2,702,559)	212,768,428	5,820,910	29,220,870

Net assets at beginning of period	21,746,003	20,680,843	10,268,286	28,189,123	25,502,389	4,374,770	13,714,105

Net assets at end of period	$97,837,161	90,464,302	36,902,162	25,486,564	238,270,817	10,195,680	42,934,975

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	Met Investors					AIM
	MFS Research International Portfolio B	AIM Small Cap Growth Portfolio B	AIM Mid Cap Core Equity Portfolio B	Harris Oakmark International Portfolio B	Third Avenue Small Cap Value Portfolio B (c)	Premier Equity Fund	Capital Appreciation Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(298,125)	(236,084)	(188,931)	(64,652)	(56,207)	(19,514)	(12,521)
Net realized gain (loss)	(510,120)	(81,381)	(130,466)	(35,949)	30,890	(425,721)	(278,584)
Change in unrealized appreciation (depreciation)	(1,617,055)	(3,280,761)	(1,443,650)	(601,328)	66,218	(229,205)	35,711

Net increase (decrease) in net assets from operations	(2,425,300)	(3,598,226)	(1,763,047)	(701,929)	40,901	(674,440)	(255,394)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	1,500	-	-
MetLife Investors USA Insurance Company redemptions	(166)	(428)	(433)	-	-	-	-
Payments received from contract owners	29,812,221	25,237,357	15,589,943	9,759,385	15,248,088	8,310	260
Transfers between sub-accounts (including fixed account), net	12,032,231	11,546,362	8,839,084	3,511,599	10,381,518	(67,187)	13,898
Transfers for contract benefits and terminations	(687,778)	(268,708)	(398,760)	(99,011)	(143,373)	(207,697)	(108,752)

Net increase (decrease) in net assets from contract transactions	41,156,508	36,514,583	24,029,834	13,171,973	25,487,733	(266,574)	(94,594)

Net increase (decrease) in net assets	38,731,208	32,916,357	22,266,787	12,470,044	25,528,634	(941,014)	(349,988)

Net assets at beginning of period	7,667,126	1,412,802	1,010,195	218,731	-	2,299,736	1,063,327

Net assets at end of period	$46,398,334	34,329,159	23,276,982	12,688,775	25,528,634	1,358,722	713,339

(c)	For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	AIM		MFS			Oppenheimer
	International Growth Fund	Balanced Fund	Research Series	Investors Trust Series	New Discovery Series	Main Street Growth & Income Fund	Bond Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,895)	12,198	(5,109)	(1,858)	(6,509)	(11,925)	23,378
Net realized gain (loss)	(139,519)	(145,764)	(130,736)	(30,552)	(94,147)	(228,579)	(5,566)
Change in unrealized appreciation (depreciation)	29,252	(146,217)	760	(22,271)	(86,158)	(176,542)	10,343

Net increase (decrease) in net assets from operations	(116,162)	(279,783)	(135,085)	(54,681)	(186,814)	(417,046)	28,155

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	740	200	9,861	-	12,659	2,601	1,103
Transfers between sub-accounts (including fixed account), net	(12,152)	(6,839)	(9,513)	1,359	(73,381)	(218,399)	111,827
Transfers for contract benefits and terminations	(66,339)	(140,825)	(40,290)	(24,241)	(17,837)	(230,459)	(92,902)

Net increase (decrease) in net assets from contract transactions	(77,751)	(147,464)	(39,942)	(22,882)	(78,559)	(446,257)	20,028

Net increase (decrease) in net assets	(193,913)	(427,247)	(175,027)	(77,563)	(265,373)	(863,303)	48,183

Net assets at beginning of period	750,487	1,579,587	534,747	254,430	605,606	2,348,540	371,689

Net assets at end of period	$556,574	1,152,340	359,720	176,867	340,233	1,485,237	419,872

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	Oppenheimer			Fidelity
	Money Fund	Main Street Small Cap Growth Fund	Strategic Bond Fund	Asset Manager Portfolio	Growth Portfolio	Contrafund Portfolio	Overseas Portfolio

Increase (decrease) in net assets from operations:
Net investment income (loss)	$193	(2,100)	21,920	4,605,137	(2,872,160)	(1,151,462)	(58,165)
Net realized gain (loss)	-	(1,967)	(5,014)	(3,833,433)	(8,434,983)	(1,424,664)	(1,395,556)
Change in unrealized appreciation (depreciation)	-	(22,202)	285	(19,943,022)	(91,373,406)	(21,506,132)	(1,608,623)

Net increase (decrease) in net assets from operations	193	(26,269)	17,191	(19,171,318)	(102,680,549)	(24,082,258)	(3,062,344)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	(22,830)	240	-	14,348,141	32,539,185	26,210,040	255,900
Transfers between sub-accounts (including fixed account), net	123,973	(3,838)	(73,887)	(6,809,387)	(11,860,922)	(6,113,610)	(454,718)
Transfers for contract benefits and terminations	(83,312)	(6,813)	(19,145)	(15,375,384)	(22,778,587)	(14,796,387)	(1,663,976)

Net increase (decrease) in net assets from contract transactions	17,831	(10,411)	(93,032)	(7,836,630)	(2,100,324)	5,300,043	(1,862,794)

Net increase (decrease) in net assets	18,024	(36,680)	(75,841)	(27,007,948)	(104,780,873)	(18,782,215)	(4,925,138)

Net assets at beginning of period	892,095	160,059	323,940	189,787,009	327,267,913	219,635,153	15,199,163

Net assets at end of period	$910,119	123,379	248,099	162,779,061	222,487,040	200,852,938	10,274,025

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	Fidelity			Scudder I	MetLife
	Equity- Income Portfolio	Index 500 Portfolio	Money Market Portfolio	International Portfolio	Davis Venture Value Fund E	Harris Oakmark Focused Value Fund B	Jennison Growth Portfolio B (c)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$123,246	(60,161)	114,274	(89,593)	(682,137)	(953,356)	(156,833)
Net realized gain (loss)	(467,205)	(2,601,002)	-	(2,171,519)	(79,480)	(207,588)	(8,105)
Change in unrealized appreciation (depreciation)	(5,448,571)	(59,492,684)	-	(1,387,554)	(10,644,714)	(5,211,041)	(2,035,146)

Net increase (decrease) in net assets from operations	(5,792,530)	(62,153,847)	114,274	(3,648,666)	(11,406,331)	(6,371,985)	(2,200,084)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	1,500
MetLife Investors USA Insurance Company redemptions	-	-	-	-	(252)	(276)	(1,190)
Payments received from contract owners	139,571	32,701,709	3,458,477	3,614,551	73,472,705	58,011,135	31,241,035
Transfers between sub-accounts (including fixed account), net	(1,628,784)	(10,730,284)	(1,597,458)	(29,908)	42,451,975	42,103,479	13,161,775
Transfers for contract benefits and terminations	(2,943,318)	(15,391,836)	(5,582,028)	(1,047,538)	(2,520,827)	(2,025,627)	(177,054)

Net increase (decrease) in net assets from contract transactions	(4,432,531)	6,579,589	(3,721,009)	2,537,105	113,403,601	98,088,711	44,226,066

Net increase (decrease) in net assets	(10,225,061)	(55,574,258)	(3,606,735)	(1,111,561)	101,997,270	91,716,726	42,025,982

Net assets at beginning of period	32,860,349	257,801,224	34,519,456	17,138,523	26,847,651	22,222,600	-

Net assets at end of period	$22,635,288	202,226,966	30,912,721	16,026,962	128,844,921	113,939,326	42,025,982

(c)	For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	MetLife						Van Kampen
	Putnam International Stock Portfolio	Janus Mid Cap Portfolio	Russell 2000 Index Portfolio	Met/ Putnam Voyager Portfolio A	Loomis Sayles High Yield Bond (d)	Stock Index Portfolio B	Emerging Growth Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,740)	(12,502)	(4,074)	(5,997)	9,332	(249,848)	(6,607)
Net realized gain (loss)	(16,231)	(254,537)	(32,735)	(61,371)	(508)	(1,214,414)	(366,637)
Change in unrealized appreciation (depreciation)	(45,681)	(71,946)	(91,061)	(87,937)	8,635	(4,231,246)	119,225

Net increase (decrease) in net assets from operations	(63,652)	(338,985)	(127,870)	(155,305)	17,459	(5,695,508)	(254,019)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	(511)	-
Payments received from contract owners	-	35,471	6,652	7,997	378	24,510,041	5,649
Transfers between sub-accounts (including fixed account), net	27,139	43,394	130,182	36,091	(84,444)	21,034,980	(17,241)
Transfers for contract benefits and terminations	(15,391)	(72,147)	(38,685)	(23,014)	(17,077)	(163,796)	(117,619)

Net increase (decrease) in net assets from contract transactions	11,748	6,718	98,149	21,074	(101,143)	45,380,714	(129,211)

Net increase (decrease) in net assets	(51,904)	(332,267)	(29,721)	(134,231)	(83,684)	39,685,206	(383,230)

Net assets at beginning of period	328,657	1,035,960	408,218	460,535	83,684	1,804,850	842,076

Net assets at end of period	$276,753	703,693	378,497	326,304	-	41,490,056	458,846

(d)	For the period from January 1, 2002 to April 29, 2002.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	Van Kampen			Federated
	Enterprise Fund	Growth & Income Fund (c)	Strategic Stock (e)	American Leaders Fund II	High Income Bond Fund II	Growth Strategic Fund II	Equity Income Fund II

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,913)	(2,262)	5,363	(1,235)	23,480	(2,826)	2,837
Net realized gain (loss)	(82,135)	6,859	17,308	(137,726)	(24,865)	(19,591)	(82,379)
Change in unrealized appreciation (depreciation)	9,598	(33,073)	(12,418)	(95,148)	1,375	(40,427)	(24,522)

Net increase (decrease) in net assets from operations	(74,450)	(28,476)	10,253	(234,109)	(10)	(62,844)	(104,064)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	9,701	7,412	-	555	4,912	690	380
Transfers between sub-accounts (including fixed account), net	(17,369)	282,495	(278,619)	(113,675)	(300)	648	(11,774)
Transfers for contract benefits and terminations	(29,156)	(40,773)	(16,884)	(220,922)	(31,993)	(15,437)	(73,820)

Net increase (decrease) in net assets from contract transactions	(36,824)	249,134	(295,503)	(334,042)	(27,381)	(14,099)	(85,214)

Net increase (decrease) in net assets	(111,274)	220,658	(285,250)	(568,151)	(27,391)	(76,943)	(189,278)

Net assets at beginning of period	266,574	-	285,250	1,161,763	271,492	235,073	490,062

Net assets at end of period	$155,300	220,658	-	593,612	244,101	158,130	300,784

(c)	For the period from May 1, 2002 to December 31, 2002.
(e)	For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

	Neuberger		Alger	T Rowe			Janus
	Genesis Trust	Partners (e)	Small Capitalization Fund	Growth Fund	International Stock Fund	Prime Reserve Fund	Aspen Worldwide Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,557)	(4,320)	(667,746)	(245,790)	8,379	7,152	(3,450)
Net realized gain (loss)	55,917	(187,558)	(3,434,135)	(2,686,483)	(314,464)	-	(1,253,444)
Change in unrealized appreciation (depreciation)	(224,296)	183,291	(11,676,385)	(6,737,895)	(736,567)	-	(837,115)

Net increase (decrease) in net assets from operations	(200,936)	(8,587)	(15,778,266)	(9,670,168)	(1,042,652)	7,152	(2,094,009)

Contract transactions:
MetLife Investors USA Insurance Company payments	-	-	-	-	-	-	-
MetLife Investors USA Insurance Company redemptions	-	-	-	-	-	-	-
Payments received from contract owners	1,078,133	82,942	7,610,984	2,213,367	440,676	1,053	1,851,311
Transfers between sub-accounts (including fixed account), net	36,201	(1,247,168)	(1,879,659)	(570,412)	(34,460)	450,046	(103,543)
Transfers for contract benefits and terminations	(1,038,344)	(409,838)	(3,237,431)	(5,084,435)	(646,288)	(127,835)	(2,806,857)

Net increase (decrease) in net assets from contract transactions	75,990	(1,574,064)	2,493,894	(3,441,480)	(240,072)	323,264	(1,059,089)

Net increase (decrease) in net assets	(124,946)	(1,582,651)	(13,284,372)	(13,111,648)	(1,282,724)	330,416	(3,153,098)

Net assets at beginning of period	3,317,733	1,582,651	55,888,064	41,080,384	5,657,714	1,508,446	8,325,548

Net assets at end of period	$3,192,787	-	42,603,692	27,968,736	4,374,990	1,838,862	5,172,450

(e)	For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Statement of Changes in Net Assets

Year ended December 31, 2002

Total

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,922,831)
Net realized gain (loss)	(7,997,855)
Change in unrealized appreciation (depreciation)	(386,099,473)

Net increase (decrease) in net assets from operations	(400,020,159)

Contract transactions:
MetLife Investors USA Insurance Company payments	3,100
MetLife Investors USA Insurance Company redemptions	(4,535)
Payments received from contract owners	932,242,387
Transfers between sub-accounts (including fixed account), net	359,557,366
Transfers for contract benefits and terminations	(157,250,488)

Net increase (decrease) in net assets from contract transactions	1,134,547,830

Net increase (decrease) in net assets	734,527,671

Net assets at beginning of period	1,860,178,663

Net assets at end of period	$2,594,706,334

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(1)	Organization

MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

The following sub-accounts were available for investment as of December 31, 2003:

Met Investors Series Trust (Met Investors):
Lord Abbett Growth & Income Portfolio
Lord Abbett Growth & Income Portfolio B
Lord Abbett Bond Debenture Portfolio
Lord Abbett Bond Debenture Portfolio B
JP Morgan Quality Bond Portfolio
Met/Putnam Research Portfolio
Met/Putnam Research Portfolio B
Oppenheimer Capital Appreciation Portfolio B
PIMCO Inflation Protected Bond Portfolio B
PIMCO Money Market Portfolio B
Janus Aggressive Growth Portfolio B
PIMCO Total Return Bond Portfolio
PIMCO Total Return Bond Portfolio B
PIMCO Innovation Portfolio
PIMCO Innovation Portfolio B
T Rowe Price Mid Cap Growth Portfolio B
MFS Research International Portfolio B
AIM Small Cap Growth Portfolio
AIM Small Cap Growth Portfolio B
AIM Mid Cap Core Equity Portfolio B
Harris Oakmark International Portfolio B
Third Avenue Small Cap Value Portfolio
Third Avenue Small Cap Value Portfolio B
AIM Variable Insurance Funds, Inc. (AIM):
Premier Equity Fund
Capital Appreciation Fund
International Growth Fund
Balanced Fund
MFS Variable Insurance Trust (MFS):
Research Series
Investors Trust Series
New Discovery Series

Oppenheimer Variable Account Funds (Oppenheimer):
Main Street Growth & Income Fund
Bond Fund
Money Fund
Main Street Small Cap Growth Fund
Strategic Bond Fund
Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
Asset Manager Portfolio
Growth Portfolio
Contrafund Portfolio
Overseas Portfolio
Equity-Income Portfolio
Index 500 Portfolio
Money Market Portfolio
Scudder Variable Series I (Scudder I):
International Portfolio
Metropolitan Life Series Funds (MetLife):
Davis Venture Value Fund
Davis Venture Value Fund E
Harris Oakmark Focused Value Fund
Harris Oakmark Focused Value Fund B
Jennison Growth Portfolio B
MFS Total Return Series
Putnam International Stock Portfolio
Janus Mid Cap Portfolio
Russell 2000 Index Portfolio
Met/Putnam Voyager Portfolio A
SSR Aurora Portfolio
SSR Bond Income Portfolio
SSR Large Cap Value Portfolio
Stock Index Portfolio
Stock Index Portfolio B
Alger Equity Growth

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(1)	Organization, continued:

Metropolitan Life Series Funds (MetLife), (continued):
Lehman Brothers Aggregate Bond Index
FI Mid Cap Opportunities
Harris Oakmark Large Cap Value
Morgan Stanley EAFE Index
Mid Cap Stock Index
VanKampen LIT Funds (VanKampen):
Emerging Growth Fund
Enterprise Fund
Growth & Income Fund
Federated Investors Insurance Company (Federated):
American Leaders Fund II
High Income Bond Fund II
Growth Strategic Fund II
Equity Income Fund II

Neuberger Berman (Neuberger Berman):
Genesis Trust
The Alger American Fund (Alger):
Small Capitalization Fund
T Rowe Price Funds (T Rowe):
Growth Fund
International Stock Fund
Prime Reserve Fund
Janus Capital Funds Corp. (Janus):
Aspen Worldwide Growth
American Funds (American):
Global Small Capitalization Fund
Growth Fund
Growth & Income Fund

During 2003, the following sub-accounts changed names:
Met Investors Series Trust - MFS Mid Cap Growth Portfolio B to T Rowe Price Mid Cap Growth Portfolio B
Met Investors Series Trust - SSR Concentrated International Portfolio B to Harris Oakmark International Portfolio B
MetLife Series - Putnam Large Cap Growth Portfolio to Met/Putnam Voyager Portfolio A

The following sub-accounts ceased operations during the years ended December 31, 2003 and 2002:

Year ended December 31, 2003:	Date Ceased Operations
None.

Year ended December 31, 2002:
MetLife Loomis Sayles High Yield Bond	April 26, 2002
Van Kampen Strategic Stock	May 1, 2002
Neuberger Partners Trust	May 1, 2002

The following sub-accounts began operations during the years ended December 31, 2003 and 2002:

Year ended December 31, 2003:	Date Began Operations
Met Investors PIMCO Inflation Protected Bond Portfolio B	May 1, 2003
Met Investors PIMCO Innovation Portfolio	May 1, 2003
Met Investors AIM Small Cap Growth Portfolio	May 1, 2003
Met Investors Third Avenue Small Cap Value Portfolio	May 1, 2003
MetLife Davis Venture Value Fund	May 1, 2003
MetLife Harris Oakmark Focused Value Fund	May 1, 2003
MetLife MFS Total Return Series	May 1, 2003
MetLife SSR Aurora Portfolio	May 1, 2003
MetLife SSR Bond Income Portfolio	May 1, 2003
MetLife SSR Large Cap Value Portfolio	May 1, 2003
MetLife Stock Index Portfolio	May 1, 2003
MetLife Alger Equity Growth	May 1, 2003

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(1)	Organization, continued:

Year ended December 31, 2003 continued:	Date Began Operations
MetLife Lehman Brothers Aggregate Bond Index	May 1, 2003
MetLife FI Mid Cap Opportunities	May 1, 2003
MetLife Harris Oakmark Large Cap Value	May 1, 2003
MetLife Morgan Stanley EAFE Index	May 1, 2003
MetLife Mid Cap Stock Index	May 1, 2003
American Global Small Capitalization Fund	May 1, 2003
American Growth Fund	May 1, 2003
American Growth & Income Fund	May 1, 2003

Year ended December 31, 2002:
Met Investors Lord Abbett Bond Debenture Portfolio	April 26, 2002
Met Investors Third Avenue Small Cap Value Portfolio B	May 1, 2002
MetLife Jennison Growth Portfolio B	May 1, 2002
Van Kampen Growth & Income Fund	May 1, 2002

(2)	Significant Accounting Policies

(a)	Investment Valuation

Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

(b)	Reinvestment of Distributions

Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

(c)	Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

(d)	Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3)	Separate Account Expenses

For variable annuity contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.25%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(4)	Contract Fees

There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years, 3% of the purchase payments withdrawn in the sixth and seventh years, and 0% of the purchase payments withdrawn thereafter. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

For variable annuity contracts with a sales charge, MLIUSA deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

Owner's Investment	Sales Charge as a % of Gross Purchase Payment
less than $50,000	6.00%
$50,000 - $99,999.99	5.00%
$100,000 - $249,999.99	4.00%
$250,000 - $499,999.99	3.00%
$500,000 - $999,999.99	2.00%
$1,000,000 or more	1.00%

Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIUSA may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

During the year ended December 31, 2003, contract maintenance, surrender, and transfer fees of $7,983,013 were deducted.

Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(5)	Cost Basis of Investments

The cost basis of each sub-account's investment as of December 31, 2003 follows:

Met Investors Lord Abbett Growth & Income Portfolio	$307,992,279
Met Investors Lord Abbett Growth & Income Portfolio B	550,017,771
Met Investors Lord Abbett Bond Debenture Portfolio	960,474
Met Investors Lord Abbett Bond Debenture Portfolio B	445,544,110
Met Investors JP Morgan Quality Bond Portfolio	32,476,052
Met Investors Met/Putnam Research Portfolio	21,538,397
Met Investors Met/Putnam Research Portfolio B	60,485,920
Met Investors Oppenheimer Capital Appreciation Portfolio B	358,418,515
Met Investors PIMCO Inflation Protected Bond Portfolio B	265,719,523
Met Investors PIMCO Money Market Portfolio B	117,274,847
Met Investors Janus Aggressive Growth Portfolio B	156,625,035
Met Investors PIMCO Total Return Portfolio	20,919,820
Met Investors PIMCO Total Return Portfolio B	468,025,020
Met Investors PIMCO Innovation Portfolio	591,270
Met Investors PIMCO Innovation Portfolio B	37,305,275
Met Investors T Rowe Price Mid Cap Growth Portfolio B	180,383,538
Met Investors MFS Research International Portfolio B	98,826,228
Met Investors AIM Small Cap Growth Portfolio	346,477
Met Investors AIM Small Cap Growth Portfolio B	121,335,341
Met Investors AIM Mid Cap Core Equity Portfolio B	129,713,592
Met Investors Harris Oakmark International Portfolio B	166,009,964
Met Investors Third Avenue Small Cap Value Portfolio	516,707
Met Investors Third Avenue Small Cap Value Portfolio B	184,715,106
AIM Premier Equity Fund	2,008,181
AIM Capital Appreciation Fund	989,400
AIM International Growth Fund	842,767
AIM Balanced Fund	1,335,201
MFS Research Series	468,144
MFS Investors Trust Series	213,838
MFS New Discovery Series	374,872
Oppenheimer Main Street Growth & Income Fund	1,844,014
Oppenheimer Bond Fund	424,023
Oppenheimer Money Fund	541,687
Oppenheimer Main Street Small Cap Growth Fund	161,004
Oppenheimer Strategic Bond Fund	228,450
Fidelity Asset Manager Portfolio	191,014,051
Fidelity Growth Portfolio	332,251,552
Fidelity Contrafund Portfolio	228,558,006
Fidelity Overseas Portfolio	14,839,077
Fidelity Equity-Income Portfolio	25,180,263
Fidelity Index 500 Portfolio	166,111,195

Fidelity Money Market Portfolio	$26,629,538
Scudder International Portfolio	27,951,835
MetLife Davis Venture Value Fund	695,290
MetLife Davis Venture Value Fund E	357,459,894
MetLife Harris Oakmark Focused Value Fund	3,291,196
MetLife Harris Oakmark Focused Value Fund B	339,059,006
MetLife Jennison Growth Portfolio B	160,917,221
MetLife MFS Total Return Series	720,886
MetLife Putnam International Stock Portfolio	370,723
MetLife Janus Mid Cap Portfolio	1,356,181
MetLife Russell 2000 Index Portfolio	1,999,267
MetLife Met/Putnam Voyager Portfolio A	577,867
MetLife SSR Aurora Portfolio	2,406,148
MetLife SSR Bond Income Portfolio	646,190
MetLife SSR Large Cap Value Portfolio	192,008
MetLife Stock Index Portfolio	61,912,978
MetLife Stock Index Portfolio B	118,828,583
MetLife Alger Equity Growth	184,772
MetLife Lehman Brothers Aggregate Bond Index	694,658
MetLife FI Mid Cap Opportunities	731,010
MetLife Harris Oakmark Large Cap Value	1,621,471
MetLife Morgan Stanley EAFE Index	973,289
MetLife Mid Cap Stock Index	1,341,594
Van Kampen Emerging Growth Fund	705,544
Van Kampen Enterprise Fund	199,732
Van Kampen Growth & Income Fund	280,864
Federated American Leaders Fund II	631,710
Federated High Income Bond Fund II	259,101
Federated Growth Strategic Fund II	314,890
Federated Equity Income Fund II	356,099
Neuberger Berman Genesis Trust	12,178
Alger American Small Capitalization Fund	103,638,816
T Rowe Price Growth Fund	12,100,295
T Rowe Price International Fund	1,266,887
T Rowe Price Prime Reserve Fund	1,437,342
Janus Aspen Worldwide Growth	5,800
American Growth Fund	1,146,841
American Growth & Income Fund	6,367,508
American Global Small Capitalization Fund	4,472,075

$5,936,884,273

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2002 and 2003 were as follows:

	Met Investors
	Lord Abbett Growth & Income Portfolio	Lord Abbett Growth & Income Portfolio B	Lord Abbett Bond Debenture Portfolio	Lord Abbett Bond Debenture Portfolio B	JP Morgan Quality Bond Portfolio	Met/ Putnam Research Portfolio	Met/ Putnam Research Portfolio B

Accumulation Units:
Unit Balance at January 1, 2002	13,056,744	829,894	-	949,659	2,400,419	4,271,829	1,148,099

Units Issued	1,549,693	4,305,256	27,783	9,394,264	1,134,762	155,184	3,804,684
Units Redeemed	(1,759,662)	(372,072)	(4,391)	(1,894,405)	(475,242)	(906,198)	(635,480)

Unit Balance at December 31, 2002	12,846,775	4,763,078	23,392	8,449,518	3,059,939	3,520,815	4,317,303

Units Issued	1,219,207	10,714,433	243,062	25,392,846	624,403	60,653	6,293,780
Units Redeemed	(1,917,032)	(847,953)	(158,323)	(3,513,084)	(1,007,135)	(753,055)	(1,698,082)

Unit Balance at December 31, 2003	12,148,950	14,629,558	108,131	30,329,280	2,677,207	2,828,413	8,913,001

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	1,658	-	2,676	-	-	20,018
Units Redeemed	-	(4)	-	(592)	-	-	(92)

Unit Balance at December 31, 2003	-	1,654	-	2,084	-	-	19,926

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	Met Investors
	Oppenheimer Capital Appreciation Portfolio B	PIMCO Inflation Protected Bond Portfolio B	PIMCO Money Market Portfolio B	Janus Aggressive Growth Portfolio B	PIMCO Total Return Bond Portfolio	PIMCO Total Return Bond Portfolio B	PIMCO Innovation Portfolio

Accumulation Units:
Unit Balance at January 1, 2002	2,574,330	-	2,040,930	1,408,153	3,960,781	2,425,689	-

Units Issued	14,586,041	-	17,646,874	6,396,924	496,215	20,415,679	-
Units Redeemed	(1,517,417)	-	(10,706,168)	(676,086)	(1,145,748)	(1,756,563)	-

Unit Balance at December 31, 2002	15,642,954	-	8,981,636	7,128,991	3,311,248	21,084,805	-

Units Issued	37,979,598	26,664,957	29,097,422	21,329,554	574,005	33,897,043	216,314
Units Redeemed	(2,110,773)	(959,762)	(26,308,739)	(1,923,320)	(1,032,426)	(13,623,028)	(77,191)

Unit Balance at December 31, 2003	51,511,779	25,705,195	11,770,319	26,535,225	2,852,827	41,358,820	139,123

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	2,268	2,767	17,124	-	-	12,838	-
Units Redeemed	(44)	(50)	(458)	-	-	(30)	-

Unit Balance at December 31, 2003	2,224	2,717	16,666	-	-	12,808	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	Met Investors
	PIMCO Innovation Portfolio B	T Rowe Price Mid Cap Growth Portfolio B	MFS Research International Portfolio B	AIM Small Cap Growth Portfolio	AIM Small Cap Growth Portfolio B	AIM Mid Cap Core Equity Portfolio B	Harris Oakmark International Portfolio B

Accumulation Units:
Unit Balance at January 1, 2002	719,543	1,668,902	916,898	-	119,269	91,975	20,012

Units Issued	3,285,269	8,867,108	7,647,919	-	4,384,817	2,782,051	2,076,456
Units Redeemed	(545,597)	(1,045,601)	(2,170,029)	-	(439,321)	(457,630)	(654,717)

Unit Balance at December 31, 2002	3,459,215	9,490,409	6,394,788	-	4,064,765	2,416,396	1,441,751

Units Issued	9,239,970	26,258,579	11,350,573	58,223	10,289,124	10,491,174	16,407,912
Units Redeemed	(3,498,556)	(2,223,849)	(4,862,091)	(26,655)	(1,878,113)	(619,349)	(960,226)

Unit Balance at December 31, 2003	9,200,629	33,525,139	12,883,270	31,568	12,475,776	12,288,221	16,889,437

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	3,515	-	-	-	-	-	-
Units Redeemed	(1,752)	-	-	-	-	-	-

Unit Balance at December 31, 2002	1,763	-	-	-	-	-	-

Units Issued	-	1,788	3,894	-	-	641	-
Units Redeemed	(1,763)	(36)	(9)	-	-	(13)	-

Unit Balance at December 31, 2003	-	1,752	3,885	-	-	628	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	Met Investors		AIM				MFS
	Third Avenue Small Cap Value Portfolio	Third Avenue Small Cap Value Portfolio B	Premier Equity Fund	Capital Appreciation Fund	International Growth Fund	Balanced Fund	Research Series

Accumulation Units:
Unit Balance at January 1, 2002	-	-	544,055	236,958	189,032	334,293	126,396

Units Issued	-	3,351,666	214,480	119,900	62,473	125,998	70,559
Units Redeemed	-	(244,877)	(291,126)	(143,742)	(82,911)	(161,963)	(82,693)

Unit Balance at December 31, 2002	-	3,106,789	467,409	213,116	168,594	298,328	114,262

Units Issued	54,100	17,714,300	9,559	9,235	8,983	11,432	2,134
Units Redeemed	(3,990)	(1,264,357)	(49,841)	(35,148)	(19,864)	(45,166)	(19,299)

Unit Balance at December 31, 2003	50,110	19,556,732	427,127	187,203	157,713	264,594	97,097

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	974	-	-	-	-	-
Units Redeemed	-	(20)	-	-	-	-	-

Unit Balance at December 31, 2003	-	954	-	-	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	MFS		Oppenheimer
	Investors Trust Series	New Discovery Series	Main Street Growth & Income Fund	Bond Fund	Money Fund	Main Street Small Cap Growth Fund	Strategic Bond Fund

Accumulation Units:
Unit Balance at January 1, 2002	60,869	90,551	552,681	66,734	164,326	26,017	60,360

Units Issued	30,846	54,473	189,616	51,420	742,197	798	9,925
Units Redeemed	(37,423)	(69,565)	(305,791)	(48,069)	(738,979)	(2,676)	(26,652)

Unit Balance at December 31, 2002	54,292	75,459	436,506	70,085	167,544	24,139	43,633

Units Issued	3,663	3,512	7,657	4,433	288	2,677	1,131
Units Redeemed	(7,122)	(20,263)	(45,312)	(4,270)	(67,609)	(1,766)	(6,703)

Unit Balance at December 31, 2003	50,833	58,708	398,851	70,248	100,223	25,050	38,061

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2003	-	-	-	-	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	Fidelity
	Asset Manager Portfolio	Growth Portfolio	Contrafund Portfolio	Overseas Portfolio	Equity- Income Portfolio	Index 500 Portfolio	Money Market Portfolio

Accumulation Units:
Unit Balance at January 1, 2002	21,022,339	25,015,822	19,181,427	2,228,327	3,242,873	19,727,766	5,072,413

Units Issued	2,059,632	3,426,291	2,781,999	130,146	88,856	3,288,938	2,258,178
Units Redeemed	(3,062,973)	(3,791,926)	(2,371,021)	(444,342)	(604,163)	(2,847,878)	(2,804,936)

Unit Balance at December 31, 2002	20,018,998	24,650,187	19,592,405	1,914,131	2,727,566	20,168,826	4,525,655

Units Issued	1,555,082	2,796,790	2,208,124	90,040	49,896	1,712,892	2,756,152
Units Redeemed	(3,238,573)	(4,702,540)	(2,799,528)	(384,586)	(407,592)	(8,899,802)	(3,362,416)

Unit Balance at December 31, 2003	18,335,507	22,744,437	19,001,001	1,619,585	2,369,870	12,981,916	3,919,391

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2003	-	-	-	-	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	Scudder I	MetLife
	International Portfolio	Davis Venture Value Fund	Davis Venture Value Fund E	Harris Oakmark Focused Value Fund	Harris Oakmark Focused Value Fund B	Jennison Growth Portfolio B	MFS Total Return Series

Accumulation Units:
Unit Balance at January 1, 2002	2,560,863	-	2,649,034	-	1,863,945	-	-

Units Issued	1,189,230	-	14,004,607	-	9,960,577	5,747,313	-
Units Redeemed	(776,660)	-	(1,167,076)	-	(1,139,281)	(228,132)	-

Unit Balance at December 31, 2002	2,973,433	-	15,486,565	-	10,685,241	5,519,181	-

Units Issued	958,872	29,130	29,515,663	120,508	21,294,615	18,720,667	20,499
Units Redeemed	(800,024)	(1,759)	(5,589,696)	(4,762)	(2,461,629)	(5,296,950)	(743)

Unit Balance at December 31, 2003	3,132,281	27,371	39,412,532	115,746	29,518,227	18,942,898	19,756

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	-	17,613	-	6,413	1,013	-
Units Redeemed	-	-	(65)	-	(38)	(20)	-

Unit Balance at December 31, 2003	-	-	17,548	-	6,375	993	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	MetLife
	Putnam International Stock Portfolio	Janus Mid Cap Portfolio	Russell 2000 Index Portfolio	Met/ Putnam Voyager Portfolio A	Loomis Sayles High Yield Bond	SSR Aurora Portfolio	SSR Bond Income Portfolio

Accumulation Units:
Unit Balance at January 1, 2002	94,368	501,084	89,476	190,680	17,973	-	-

Units Issued	19,999	142,919	53,356	45,393	1,780	-	-
Units Redeemed	(16,692)	(157,900)	(37,051)	(43,341)	(19,753)	-	-

Unit Balance at December 31, 2002	97,675	486,103	105,781	192,732	-	-	-

Units Issued	48,800	64,607	208,690	35,180	-	180,972	15,799
Units Redeemed	(44,400)	(77,711)	(84,724)	(28,587)	-	(10,158)	(1,620)

Unit Balance at December 31, 2003	102,075	472,999	229,747	199,325	-	170,814	14,179

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2003	-	-	-	-	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	MetLife
	SSR Large Cap Value Portfolio	Stock Index Portfolio	Stock Index Portfolio B	Alger Equity Growth	Lehman Brothers Aggregate Bond Index	FI Mid Cap Opportunities	Harris Oakmark Large Cap Value

Accumulation Units:
Unit Balance at January 1, 2002	-	-	166,446	-	-	-	-

Units Issued	-	-	6,874,465	-	-	-	-
Units Redeemed	-	-	(2,019,099)	-	-	-	-

Unit Balance at December 31, 2002	-	-	5,021,812	-	-	-	-

Units Issued	21,321	2,064,241	11,278,710	10,994	68,128	77,968	145,332
Units Redeemed	(1,340)	(107,827)	(3,234,790)	(2,588)	(13,098)	(6,260)	(974)

Unit Balance at December 31, 2003	19,981	1,956,414	13,065,732	8,406	55,030	71,708	144,358

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2003	-	-	-	-	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	MetLife		Van Kampen				Federated
	Morgan Stanley EAFE Index	Mid Cap Stock Index	Emerging Growth Fund	Enterprise Fund	Growth & Income Fund	Strategic Stock	American Leaders Fund II

Accumulation Units:
Unit Balance at January 1, 2002	-	-	174,665	68,149	-	60,282	249,732

Units Issued	-	-	136,454	54,763	123,984	-	145,362
Units Redeemed	-	-	(168,159)	(65,939)	(69,510)	(60,282)	(232,904)

Unit Balance at December 31, 2002	-	-	142,960	56,973	54,474	-	162,190

Units Issued	748,243	138,931	14,980	220	8,985	-	7,454
Units Redeemed	(637,808)	(10,655)	(26,588)	(6,993)	(1,837)	-	(29,183)

Unit Balance at December 31, 2003	110,435	128,276	131,352	50,200	61,622	-	140,461

Annuitization Units:

Unit Balance at January 1, 2002	-	-	-	-	-	-	-
Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2003	-	-	-	-	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	Federated			Neuberger		Alger	T Rowe
	High Income Bond Fund II	Growth Strategic Fund II	Equity Income Fund II	Genesis Trust	Partners	Small Capitalization Fund	Growth Fund

Accumulation Units:
Unit Balance at January 1, 2002	60,212	55,308	116,932	478,656	295,027	9,374,497	656,181

Units Issued	34,908	1,344	79,954	180,589	12,514	1,845,548	58,302
Units Redeemed	(40,971)	(5,425)	(105,059)	(180,154)	(307,541)	(1,401,918)	(129,121)

Unit Balance at December 31, 2002	54,149	51,227	91,827	479,091	-	9,818,127	585,362

Units Issued	385	759	4,811	1,076	-	1,578,628	15,281
Units Redeemed	(6,170)	(4,587)	(14,895)	(478,107)	-	(1,638,205)	(429,468)

Unit Balance at December 31, 2003	48,364	47,399	81,743	2,060	-	9,758,550	171,175

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-	-

Unit Balance at December 31, 2003	-	-	-	-	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(6)	Changes in Units Outstanding, continued:

	T Rowe		Janus	American
	International Fund	Prime Reserve Fund	Aspen Worldwide Growth	Global Small Capitalization Fund	Growth Fund	Growth & Income Fund

Accumulation Units:
Unit Balance at January 1, 2002	664,996	91,744	1,246,925	-	-	-

Units Issued	78,426	91,477	324,304	-	-	-
Units Redeemed	(109,299)	(71,943)	(522,053)	-	-	-

Unit Balance at December 31, 2002	634,123	111,278	1,049,176	-	-	-

Units Issued	10,392	59,766	1,815	87,998	61,620	57,449
Units Redeemed	(526,688)	(83,835)	(1,049,406)	(10,076)	(1,866)	(3,817)

Unit Balance at December 31, 2003	117,827	87,209	1,585	77,922	59,754	53,632

Annuitization Units:
Unit Balance at January 1, 2002	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-

Unit Balance at December 31, 2002	-	-	-	-	-	-

Units Issued	-	-	-	-	-	-
Units Redeemed	-	-	-	-	-	-

Unit Balance at December 31, 2003	-	-	-	-	-	-

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years ended December 31, 2003 and December 31, 2002 follows:

	Realized Gain (Loss)
	Year or Period	Aggregate Proceeds from Sales of Fund Shares	Aggregate Cost of Fund Shares Redeemed	Realized Gain (Loss)

Met Investors Lord Abbett Growth & Income Portfolio	2003	$42,903,909	$53,442,890	$(10,538,981)
	2002	291,523,289	294,835,936	(3,312,647)

Met Investors Lord Abbett Growth & Income Portfolio B	2003	58,245	66,723	(8,478)
	2002	595,910	714,200	(118,290)

Met Investors Lord Abbett Bond Debenture Portfolio	2003	2,328,817	2,309,181	19,636
	2002	18,015	18,911	(896)

Met Investors Lord Abbett Bond Debenture Portfolio B	2003	21,704,064	20,650,382	1,053,682
	2002	16,689,856	17,463,501	(773,645)

Met Investors JP Morgan Quality Bond Portfolio	2003	10,947,509	10,527,548	419,961
	2002	25,597,796	25,524,161	73,635

Met Investors Met/Putnam Research Portfolio	2003	5,381,062	5,834,064	(453,002)
	2002	6,099,157	6,769,561	(670,404)

Met Investors Met/Putnam Research Portfolio B	2003	3,438,660	3,545,807	(107,147)
	2002	1,255,930	1,490,017	(234,087)

Met Investors Oppenheimer Capital Appreciation Portfolio B	2003	20,539	21,112	(573)
	2002	1,052,602	1,202,113	(149,511)

Met Investors PIMCO Inflation Protected Bond Portfolio B	2003	-	-	-
	2002	-	-	-

Met Investors PIMCO Money Market Portfolio B	2003	130,730,917	130,730,917	-
	2002	49,095,311	49,095,311	-

Met Investors Janus Aggressive Growth Portfolio B	2003	1,342,395	1,313,023	29,372
	2002	654,286	773,380	(119,094)

Met Investors PIMCO Total Return Bond Portfolio	2003	7,681,124	6,984,218	696,906
	2002	7,495,714	7,316,530	179,184

Met Investors PIMCO Total Return Bond Portfolio B	2003	80,310,479	76,541,328	3,769,151
	2002	1,574,251	1,527,983	46,268

Met Investors PIMCO Innovation Portfolio	2003	269,449	265,393	4,056
	2002	-	-	-

Met Investors PIMCO Innovation Portfolio B	2003	7,344,791	7,534,420	(189,629)
	2002	430,803	632,154	(201,351)

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

	Realized Gain (Loss)
	Year or Period	Aggregate Proceeds from Sales of Fund Shares	Aggregate Cost of Fund Shares Redeemed	Realized Gain (Loss)

Met Investors T Rowe Price Mid Cap Growth Portfolio B	2003	$155,464	$173,007	$(17,543)
	2002	642,350	858,443	(216,093)

Met Investors MFS Research International B	2003	24,739,315	24,537,449	201,866
	2002	10,070,141	10,580,261	(510,120)

Met Investors AIM Small Cap Growth Portfolio	2003	285,642	272,377	13,265
	2002	-	-	-

Met Investors AIM Small Cap Growth Portfolio B	2003	8,256,125	8,036,529	219,596
	2002	704,109	785,490	(81,381)

Met Investors AIM Mid Cap Core Equity Portfolio B	2003	140,962	151,892	(10,930)
	2002	1,232,763	1,379,477	(146,714)

Met Investors Harris Oakmark International Portfolio B	2003	912,138	962,167	(50,029)
	2002	4,769,015	4,804,964	(35,949)

Met Investors Third Avenue Small Cap Value Portfolio	2003	33,736	31,297	2,439
	2002	-	-	-

Met Investors Third Avenue Small Cap Value Portfolio B	2003	647,373	620,549	26,824
	2002	403,229	407,288	(4,059)

AIM Premier Equity Fund	2003	172,220	267,890	(95,670)
	2002	835,523	1,261,244	(425,721)

AIM Capital Appreciation Fund	2003	132,613	205,044	(72,431)
	2002	510,548	789,132	(278,584)

AIM International Growth Fund	2003	76,503	120,515	(44,012)
	2002	272,932	412,451	(139,519)

AIM Balanced Fund	2003	189,273	244,756	(55,483)
	2002	631,610	777,374	(145,764)

MFS Research Series	2003	68,660	101,563	(32,903)
	2002	266,053	396,789	(130,736)

MFS Investors Trust Series	2003	26,493	33,596	(7,103)
	2002	127,785	158,337	(30,552)

MFS New Discovery Series	2003	99,065	138,044	(38,979)
	2002	327,864	422,011	(94,147)

Oppenheimer Main Street Growth & Income Fund	2003	176,304	239,919	(63,615)
	2002	980,235	1,208,814	(228,579)

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

	Realized Gain (Loss)
	Year or Period	Aggregate Proceeds from Sales of Fund Shares	Aggregate Cost of Fund Shares Redeemed	Realized Gain (Loss)

Oppenheimer Bond Fund	2003	$33,094	$32,577	$517
	2002	244,130	249,696	(5,566)

Oppenheimer Money Fund	2003	379,228	379,228	-
	2002	699,283	699,283	-

Oppenheimer Main Street Small Cap Growth Fund	2003	11,883	13,930	(2,047)
	2002	12,911	14,878	(1,967)

Oppenheimer Strategic Bond Fund	2003	44,399	44,258	141
	2002	150,423	155,437	(5,014)

Fidelity Asset Manager Portfolio	2003	22,393,960	27,045,478	(4,651,518)
	2002	393,445,900	397,279,333	(3,833,433)

Fidelity Growth Portfolio	2003	33,722,099	50,120,059	(16,397,960)
	2002	314,967,074	323,402,057	(8,434,983)

Fidelity Contrafund Portfolio	2003	16,245,844	17,873,772	(1,627,928)
	2002	212,046,853	213,471,517	(1,424,664)

Fidelity Overseas Portfolio	2003	2,263,767	3,525,183	(1,261,416)
	2002	3,421,687	4,817,243	(1,395,556)

Fidelity Equity-Income Portfolio	2003	3,917,020	4,724,426	(807,406)
	2002	5,170,737	6,343,165	(1,172,428)

Fidelity Index 500 Portfolio	2003	90,774,161	105,135,746	(14,361,585)
	2002	226,822,745	229,423,747	(2,601,002)

Fidelity Money Market Portfolio	2003	16,762,058	16,762,058	-
	2002	65,970,622	65,970,622	-

Scudder I International Portfolio	2003	2,629,841	4,358,513	(1,728,672)
	2002	30,506,860	32,678,379	(2,171,519)

MetLife Davis Venture Value Fund	2003	38,328	38,064	264
	2002	-	-	-

MetLife Davis Venture Value Fund E	2003	24,941,792	25,044,059	(102,267)
	2002	967,804	1,047,284	(79,480)

MetLife Harris Oakmark Focused Value Fund	2003	24,562	24,006	556
	2002	-	-	-

MetLife Harris Oakmark Focused Value Fund B	2003	314,319	320,191	(5,872)
	2002	1,530,063	1,737,651	(207,588)

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

	Realized Gain (Loss)
	Year or Period	Aggregate Proceeds from Sales of Fund Shares	Aggregate Cost of Fund Shares Redeemed	Realized Gain (Loss)

MetLife Jennison Growth Portfolio B	2003	$36,733,966	$34,884,893	$1,849,073
	2002	131,074	139,179	(8,105)

MetLife MFS Total Return Series	2003	31,105	30,331	774
	2002	-	-	-

MetLife Putnam International Stock Portfolio	2003	147,723	170,952	(23,229)
	2002	55,498	71,729	(16,231)

MetLife Janus Mid Cap Portfolio	2003	135,378	254,866	(119,488)
	2002	258,078	512,615	(254,537)

MetLife Russell 2000 Index Portfolio	2003	630,231	619,803	10,428
	2002	144,723	177,708	(32,985)

MetLife Met/Putnam Voyager Portfolio A	2003	55,906	96,375	(40,469)
	2002	77,093	138,464	(61,371)

MetLife Loomis Sayles High Yield Bond	2003	-	-	-
	2002	4,862	5,370	(508)

MetLife SSR Aurora Portfolio	2003	81,558	77,774	3,784
	2002	-	-	-

MetLife SSR Bond Income Portfolio	2003	72,767	72,659	108
	2002	-	-	-

MetLife SSR Large Cap Value Portfolio	2003	11,927	12,033	(106)
	2002	-	-	-

MetLife Stock Index Portfolio	2003	2,468,592	2,361,662	106,930
	2002	-	-	-

MetLife Stock Index Portfolio B	2003	9,748,564	9,554,858	193,706
	2002	11,211,932	12,548,635	(1,336,703)

MetLife Alger Equity Growth	2003	49,601	49,261	340
	2002	-	-	-

MetLife Lehman Brothers Aggregate Bond Index	2003	140,495	142,064	(1,569)
	2002	-	-	-

MetLife FI Mid Cap Opportunities	2003	51,607	48,223	3,384
	2002	-	-	-

MetLife Harris Oakmark Large Cap Value	2003	5,764	5,448	316
	2002	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

	Realized Gain (Loss)
	Year or Period	Aggregate Proceeds from Sales of Fund Shares	Aggregate Cost of Fund Shares Redeemed	Realized Gain (Loss)

MetLife Morgan Stanley EAFE Index	2003	$5,261,858	$5,187,244	$74,614
	2002	-	-	-

MetLife Mid Cap Stock Index	2003	90,444	84,986	5,458
	2002	-	-	-

Van Kampen Emerging Growth Fund	2003	96,663	158,665	(62,002)
	2002	534,912	901,549	(366,637)

Van Kampen Enterprise Fund	2003	23,402	31,312	(7,910)
	2002	188,175	270,310	(82,135)

Van Kampen Growth & Income Fund	2003	11,902	12,468	(566)
	2002	247,427	240,568	6,859

Van Kampen Strategic Stock Fund	2003	-	-	-
	2002	306,519	289,211	17,308

Federated American Leaders Fund II	2003	116,855	141,070	(24,215)
	2002	857,771	995,497	(137,726)

Federated High Income Bond Fund II	2003	33,704	36,939	(3,235)
	2002	185,787	210,652	(24,865)

Federated Growth Strategic Fund II	2003	19,703	35,708	(16,005)
	2002	22,360	41,951	(19,591)

Federated Equity Income Fund II	2003	54,074	71,115	(17,041)
	2002	277,572	359,951	(82,379)

Neuberger Genesis Trust	2003	3,182,881	3,026,016	156,865
	2002	3,945,915	3,901,378	44,537

Neuberger Berman Partners	2003	-	-	-
	2002	1,628,818	1,816,376	(187,558)

Alger Small Capitalization Fund	2003	5,115,383	10,368,122	(5,252,739)
	2002	92,308,865	95,743,000	(3,434,135)

T Rowe Growth Fund	2003	21,188,315	31,163,803	(9,975,488)
	2002	49,309,288	51,995,771	(2,686,483)

T Rowe International Stock Fund	2003	3,663,594	5,833,817	(2,170,223)
	2002	7,698,878	8,013,342	(314,464)

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

	Realized Gain (Loss)
	Year or Period	Aggregate Proceeds from Sales of Fund Shares	Aggregate Cost of Fund Shares Redeemed	Realized Gain (Loss)

T Rowe Prime Reserve Fund	2003	$791,463	$791,463	$-
	2002	3,106,226	3,106,226	-

Janus Aspen Worldwide Growth	2003	5,222,175	8,741,370	(3,519,195)
	2002	11,618,006	12,871,450	(1,253,444)

American Global Small Capitalization Fund	2003	75,904	69,019	6,885
	2002	-	-	-

American Growth Fund	2003	11,710	11,048	662
	2002	-	-	-

American Growth & Income Fund	2003	96,825	93,284	3,541
	2002	-	-	-

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

		Unrealized Appreciation (Depreciation)
	Year or Period	Appreciation (Depreciation) End of Period	Appreciation (Depreciation) Beginning of Period	Change

Met Investors Lord Abbett Growth & Income Portfolio	2003	$(9,560,751)	$(89,096,088)	$79,535,337
	2002	(89,096,088)	(11,523,760)	(77,572,328)

Met Investors Lord Abbett Growth & Income Portfolio B	2003	76,084,138	(27,212,543)	103,296,681
	2002	(27,212,543)	1,177,296	(28,389,839)

Met Investors Lord Abbett Bond Debenture Portfolio	2003	38,138	102	38,036
	2002	102	-	102

Met Investors Lord Abbett Bond Debenture Portfolio B	2003	39,529,682	1,323,627	38,206,055
	2002	1,323,627	66,391	1,257,236

Met Investors JP Morgan Quality Bond Portfolio	2003	743,674	1,146,501	(402,827)
	2002	1,146,501	59,526	1,086,975

Met Investors Met/Putnam Research Portfolio	2003	1,276,614	(4,087,958)	5,364,572
	2002	(4,087,958)	2,388,915	(6,476,873)

Met Investors Met/Putnam Research Portfolio B	2003	7,997,493	(3,226,127)	11,223,620
	2002	(3,226,127)	73,143	(3,299,270)

Met Investors Oppenheimer Capital Appreciation Portfolio B	2003	49,055,486	(11,624,942)	60,680,428
	2002	(11,624,942)	(24,399)	(11,600,543)

Met Investors PIMCO Inflation Protected Bond Portfolio B	2003	2,075,094	-	2,075,094
	2002	-	-	-

Met Investors PIMCO Money Market Portfolio B	2003	-	-	-
	2002	-	-	-

Met Investors Janus Aggressive Growth Portfolio B	2003	20,293,587	(6,043,694)	26,337,281
	2002	(6,043,694)	63,666	(6,107,360)

Met Investors PIMCO Total Return Bond Portfolio	2003	1,790,919	1,879,764	(88,845)
	2002	1,879,764	(348,024)	2,227,788

Met Investors PIMCO Total Return Bond Portfolio B	2003	11,925,780	9,787,280	2,138,500
	2002	9,787,280	(289,416)	10,076,696

Met Investors PIMCO Innovation Portfolio	2003	55,774	-	55,774
	2002	-	-	-

Met Investors PIMCO Innovation Portfolio B	2003	4,712,588	(4,837,981)	9,550,569
	2002	(4,837,981)	(24,789)	(4,813,192)

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

		Unrealized Appreciation (Depreciation)
	Year or Period	Appreciation (Depreciation) End of Period	Appreciation (Depreciation) Beginning of Period	Change

Met Investors T Rowe Price Mid Cap Growth Portfolio B	2003	$23,588,921	$(11,199,294)	$34,788,215
	2002	(11,199,294)	532,265	(11,731,559)

Met Investors MFS Research International B	2003	22,674,482	(1,665,261)	24,339,743
	2002	(1,665,261)	(48,206)	(1,617,055)

Met Investors AIM Small Cap Growth Portfolio	2003	22,604	-	22,604
	2002	-	-	-

Met Investors AIM Small Cap Growth Portfolio B	2003	22,612,855	(3,236,418)	25,849,273
	2002	(3,236,418)	44,343	(3,280,761)

Met Investors AIM Mid Cap Core Equity Portfolio B	2003	17,247,736	(1,420,926)	18,668,662
	2002	(1,420,926)	22,724	(1,443,650)

Met Investors Harris Oakmark International Portfolio B	2003	31,414,745	(597,503)	32,012,248
	2002	(597,503)	3,825	(601,328)

Met Investors Third Avenue Small Cap Value Portfolio	2003	61,093	-	61,093
	2002	-	-	-

Met Investors Third Avenue Small Cap Value Portfolio B	2003	38,868,061	66,218	38,801,843
	2002	66,218	-	66,218

AIM Premier Equity Fund	2003	(474,806)	(880,515)	405,709
	2002	(880,515)	(651,310)	(229,205)

AIM Capital Appreciation Fund	2003	(188,091)	(446,410)	258,319
	2002	(446,410)	(482,121)	35,711

AIM International Growth Fund	2003	(179,288)	(370,605)	191,317
	2002	(370,605)	(399,857)	29,252

AIM Balanced Fund	2003	(160,965)	(360,735)	199,770
	2002	(360,735)	(214,518)	(146,217)

MFS Research Series	2003	(91,755)	(199,766)	108,011
	2002	(199,766)	(200,526)	760

MFS Investors Trust Series	2003	(14,119)	(57,009)	42,890
	2002	(57,009)	(34,738)	(22,271)

MFS New Discovery Series	2003	(25,403)	(156,002)	130,599
	2002	(156,002)	(69,844)	(86,158)

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

		Unrealized Appreciation (Depreciation)
	Year or Period	Appreciation (Depreciation) End of Period	Appreciation (Depreciation) Beginning of Period	Change

Oppenheimer Main Street Growth & Income Fund	2003	$(146,061)	$(552,093)	$406,032
	2002	(552,093)	(375,551)	(176,542)

Oppenheimer Bond Fund	2003	19,683	15,805	3,878
	2002	15,805	5,462	10,343

Oppenheimer Money Fund	2003	-	-	-
	2002	-	-	-

Oppenheimer Main Street Small Cap Growth Fund	2003	21,489	(32,864)	54,353
	2002	(32,864)	(10,662)	(22,202)

Oppenheimer Strategic Bond Fund	2003	23,852	(735)	24,587
	2002	(735)	(1,020)	285

Fidelity Asset Manager Portfolio	2003	(17,569,077)	(43,474,896)	25,905,819
	2002	(43,474,896)	(23,531,874)	(19,943,022)

Fidelity Growth Portfolio	2003	(62,344,841)	(146,036,278)	83,691,437
	2002	(146,036,278)	(54,662,872)	(91,373,406)

Fidelity Contrafund Portfolio	2003	21,272,380	(34,833,179)	56,105,559
	2002	(34,883,179)	(13,377,047)	(21,506,132)

Fidelity Overseas Portfolio	2003	(2,493,615)	(7,589,688)	5,096,073
	2002	(7,589,688)	(5,981,065)	(1,608,623)

Fidelity Equity-Income Portfolio	2003	128,097	(6,355,406)	6,483,503
	2002	(6,355,406)	(906,835)	(5,448,571)

Fidelity Index 500 Portfolio	2003	(1,020,037)	(58,062,956)	57,042,919
	2002	(58,062,956)	1,429,728	(59,492,684)

Fidelity Money Market Portfolio	2003	-	-	-
	2002	-	-	-

Scudder I International Portfolio	2003	(6,796,727)	(13,010,946)	6,214,219
	2002	(13,010,946)	(11,623,392)	(1,387,554)

MetLife Davis Venture Value Fund	2003	88,012	-	88,012
	2002	-	-	-

MetLife Davis Venture Value Fund E	2003	64,517,006	(9,993,308)	74,510,314
	2002	(9,993,308)	651,406	(10,644,714)

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

		Unrealized Appreciation (Depreciation)
	Year or Period	Appreciation (Depreciation) End of Period	Appreciation (Depreciation) Beginning of Period	Change

MetLife Harris Oakmark Focused Value Fund	2003	$355,482	$-	$355,482
	2002	-	-	-

MetLife Harris Oakmark Focused Value Fund B	2003	70,883,090	(3,765,186)	74,648,276
	2002	(3,765,186)	1,445,855	(5,211,041)

MetLife Jennison Growth Portfolio B	2003	23,105,521	(2,035,146)	25,140,667
	2002	(2,035,146)	-	(2,035,146)

MetLife MFS Total Return Series	2003	46,065	-	46,065
	2002	-	-	-

MetLife Putnam International Stock Portfolio	2003	(5,061)	(111,231)	106,170
	2002	(111,231)	(65,550)	(45,681)

MetLife Janus Mid Cap Portfolio	2003	(446,432)	(794,013)	347,581
	2002	(794,013)	(722,067)	(71,946)

MetLife Russell 2000 Index Portfolio	2003	231,158	(109,899)	341,057
	2002	(109,899)	(18,838)	(91,061)

MetLife Met/Putnam Voyager Portfolio A	2003	(158,424)	(278,354)	119,930
	2002	(278,354)	(190,417)	(87,937)

MetLife Loomis Sayles High Yield Bond	2003	-	-	-
	2002	-	(8,635)	8,635

MetLife SSR Aurora Portfolio	2003	348,713	-	348,713
	2002	-	-	-

MetLife SSR Bond Income Portfolio	2003	12,545	-	12,545
	2002	-	-	-

MetLife SSR Large Cap Value Portfolio	2003	20,377	-	20,377
	2002	-	-	-

MetLife Stock Index Portfolio	2003	7,763,978	-	7,763,978
	2002	-	-	-

MetLife Stock Index Portfolio B	2003	17,052,043	(4,217,392)	21,269,435
	2002	(4,217,392)	13,854	(4,231,246)

MetLife Alger Equity Growth	2003	20,041	-	20,041
	2002	-	-	-

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

		Unrealized Appreciation (Depreciation)
	Year or Period	Appreciation (Depreciation) End of Period	Appreciation (Depreciation) Beginning of Period	Change

MetLife Lehman Brothers Aggregate Bond Index	2003	$8,123	$-	$8,123
	2002	-	-	-

MetLife FI Mid Cap Opportunities	2003	88,530	-	88,530
	2002	-	-	-

MetLife Harris Oakmark Large Cap Value	2003	129,746	-	129,746
	2002	-	-	-

MetLife Morgan Stanley EAFE Index	2003	96,659	-	96,659
	2002	-	-	-

MetLife Mid Cap Stock Index	2003	144,303	-	144,303
	2002	-	-	-

Van Kampen Emerging Growth Fund	2003	(175,497)	(354,506)	179,009
	2002	(354,506)	(473,731)	119,225

Van Kampen Enterprise Fund	2003	(29,725)	(73,224)	43,499
	2002	(73,224)	(82,822)	9,598

Van Kampen Growth & Income Fund	2003	34,636	(33,073)	67,709
	2002	(33,073)	-	(33,073)

Van Kampen Strategic Stock Fund	2003	-	-	-
	2002	-	12,418	(12,418)

Federated American Leaders Fund II	2003	16,459	(141,566)	158,025
	2002	(141,566)	(46,418)	(95,148)

Federated High Income Bond Fund II	2003	3,998	(30,425)	34,423
	2002	(30,425)	(31,800)	1,375

Federated Growth Strategic Fund II	2003	(112,525)	(189,708)	77,183
	2002	(189,708)	(149,281)	(40,427)

Federated Equity Income Fund II	2003	(19,625)	(103,581)	83,956
	2002	(103,581)	(79,059)	(24,522)

Neuberger Genesis Trust	2003	4,451	165,148	(160,697)
	2002	165,148	389,444	(224,296)

Neuberger Partners	2003	-	-	-
	2002	-	(183,291)	183,291

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2003

(7)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

		Unrealized Appreciation (Depreciation)
	Year or Period	Appreciation (Depreciation) End of Period	Appreciation (Depreciation) Beginning of Period	Change

Alger Small Capitalization Fund	2003	$(44,113,959)	$(67,412,861)	$23,298,902
	2002	(67,412,861)	(55,736,476)	(11,676,385)

T Rowe Growth Fund	2003	(1,478,120)	(14,537,560)	13,059,440
	2002	(14,537,560)	(7,799,665)	(6,737,895)

T Rowe International Stock Fund	2003	(212,016)	(2,633,385)	2,421,369
	2002	(2,633,385)	(1,896,818)	(736,567)

T Rowe Prime Reserve Fund	2003	-	-	-
	2002	-	-	-

Janus Aspen Worldwide Growth	2003	953	(3,561,087)	3,562,040
	2002	(3,561,087)	(2,723,972)	(837,115)

American Global Small Capitalization Fund	2003	134,325	-	134,325
	2002	-	-	-

American Growth Fund	2003	611,512	-	611,512
	2002	-	-	-

American Growth & Income Fund	2003	404,263	-	404,263
	2002	-	-	-

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

	As of December 31, 2003			For the Year Ended December 31, 2003
	Units	Unit Fair Value* (lowest to highest)	Net Assets (000)	Investment Income Ratio**	Expense Ratio*** (lowest to highest)	Total Return**** (lowest to highest)
Accumulation units:
Met Investors Lord Abbett Growth & Income Portfolio	12,148,950	$22.54 to $72.18	$298,174	1.15%	0.89% to 1.40%	29.24% to 29.90%
Met Investors Lord Abbett Growth & Income Portfolio B	14,629,558	42.21 to 43.21	626,036	0.69%	1.30% to 2.35%	23.90% to 29.04%
Met Investors Lord Abbett Bond Debenture Portfolio	108,131	5.48 to 16.86	997	3.64%	0.89% to 1.40%	17.86% to 18.46%
Met Investors Lord Abbett Bond Debenture Portfolio B	30,329,280	15.78 to 16.15	485,043	2.75%	1.30% to 2.35%	8.88% to 17.62%
Met Investors JP Morgan Quality Bond Portfolio	2,677,207	11.55 to 26.53	33,184	3.73%	0.89% to 1.40%	2.55% to 3.07%
Met Investors Met/Putnam Research	2,828,413	6.78 to 8.65	22,791	0.03%	1.15% to 1.40%	22.88% to 23.19%
Met Investors Met/Putnam Research B	8,913,001	7.57 to 7.74	68,342	0.00%	1.30% to 2.35%	19.42% to 22.73%
Met Investors Oppenheimer Capital Appreciation Portfolio B	51,511,779	7.80 to 7.99	407,458	0.00%	1.30% to 2.35%	20.90% to 26.87%
(a) Met Investors PIMCO Inflation Protected Bond Portfolio B	25,705,195	10.37 to 10.44	267,767	0.42%	1.30% to 2.35%	3.70% to 4.43%
Met Investors PIMCO Money Market Portfolio B	11,770,319	9.82 to 10.05	117,134	0.41%	1.30% to 2.35%	(1.80%) to (0.77%)
Met Investors Janus Aggressive Growth Portfolio B	26,535,225	6.58 to 6.73	176,919	0.00%	1.30% to 2.35%	21.15% to 29.21%
Met Investors PIMCO Total Return Bond Portfolio	2,852,827	7.90 to 11.94	22,687	1.06%	0.89% to 1.40%	3.07% to 3.59%
Met Investors PIMCO Total Return Bond Portfolio B	41,358,820	11.44 to 11.71	479,813	1.38%	1.30% to 2.35%	(0.06%) to 2.96%
(a)Met Investors PIMCO Innovation Portfolio	139,123	4.65 to 4.71	646	0.00%	0.89% to 1.35%	55.73% to 56.45%
Met Investors PIMCO Innovation Portfolio B	9,200,629	4.51 to 4.61	42,018	0.00%	1.30% to 2.35%	38.29% to 55.54%
Met Investors T Rowe Price Mid Cap Growth Portfolio B	33,525,139	6.00 to 6.14	203,963	0.00%	1.30% to 2.35%	27.90% to 34.88%
Met Investors MFS Research International Portfolio B	12,883,270	9.30 to 9.52	121,467	0.89%	1.30% to 2.35%	28.59% to 30.34%
(a)Met Investors AIM Small Cap Growth Portfolio	31,568	11.67 to 11.70	369	0.00%	1.25% to 1.35%	37.21% to 37.35%
Met Investors AIM Small Cap Growth Portfolio B	12,475,776	11.38 to 11.63	143,948	0.00%	1.30% to 2.35%	32.40% to 37.07%
Met Investors AIM Mid Cap Core Equity Portfolio B	12,288,221	11.80 to 12.05	146,954	1.53%	1.30% to 2.35%	22.83% to 24.55%
Met Investors Harris Oakmark International Portfolio B	16,889,437	11.53 to 11.78	197,425	1.81%	1.30% to 2.35%	31.97% to 34.23%
(a) Met Investors Third Avenue Small Cap Value Portfolio	50,110	11.52 to 11.54	577	0.62%	1.25% to 1.35%	39.64% to 39.78%
Met Investors Third Avenue Small Cap Value Portfolio B	19,556,732	11.32 to 11.50	223,573	0.48%	1.30% to 2.35%	34.67% to 39.60%
AIM Premier Equity Fund	427,127	3.59	1,531	0.31%	1.40%	23.34%
AIM Capital Appreciation Fund	187,203	4.28	800	0.00%	1.40%	27.72%
AIM International Growth Fund	157,713	4.20	663	0.55%	1.40%	27.27%
AIM Balanced Fund	264,594	4.43	1,173	1.95%	1.40%	14.75%
MFS Research Series	97,097	3.87	376	0.67%	1.40%	22.97%
MFS Investors Trust Series	50,833	3.92	199	0.67%	1.40%	20.45%
MFS New Discovery Series	58,708	5.95	349	0.00%	1.40%	31.86%

(a) For the period from May 1, 2003 to December 31, 2003.

* Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

*** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

**** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

	As of December 31, 2003			For the Year Ended December 31, 2003
	Units	Unit Fair Value* (lowest to highest)	Net Assets (000)	Investment Income Ratio**	Expense Ratio*** (lowest to highest)	Total Return**** (lowest to highest)
Accumulation units, continued:
Oppenheimer Main Street Growth & Income Fund	398,851	$4.25	$1,696	0.97%	1.40%	24.96%
Oppenheimer Bond Fund	70,248	6.31	443	5.47%	1.40%	5.29%
Oppenheimer Money Fund	100,223	5.40	541	0.95%	1.40%	(0.61%)
Oppenheimer Main Street Small Cap Growth Fund	25,050	7.28	182	0.00%	1.40%	42.36%
Oppenheimer Strategic Bond Fund	38,061	6.62	252	6.49%	1.40%	16.43%
Fidelity Asset Manager Portfolio	18,335,507	9.39 to 9.51	173,560	3.56%	0.89% to 1.40%	16.34% to 16.93%
Fidelity Growth Portfolio	22,744,437	11.77 to 11.87	269,260	0.27%	0.89% to 1.40%	31.00% to 31.67%
Fidelity Contrafund Portfolio	19,001,001	7.31 to 13.15	249,506	0.46%	0.89% to 1.40%	26.68% to 27.33%
Fidelity Overseas Portfolio	1,619,585	7.08 to 8.18	12,334	0.87%	1.15% to 1.40%	41.38% to 41.73%
Fidelity Equity-Income Portfolio	2,369,870	10.67	25,276	1.89%	1.40%	28.52%
Fidelity Index 500 Portfolio	12,981,916	12.66 to 12.78	164,912	1.67%	0.89% to 1.40%	26.63% to 27.27%
Fidelity Money Market Portfolio	3,919,391	6.76 to 7.08	26,673	1.08%	0.89% to 1.40%	(0.40%) to 0.10%
Scudder I International Portfolio	3,132,281	6.77 to 6.79	21,280	0.76%	1.35% to 1.40%	25.98% to 26.04%
(a) MetLife Davis Venture Value Fund	27,371	28.56 to 29.79	782	0.00%	0.89% to 1.35%	29.12% to 29.71%
MetLife Davis Venture Value Fund E	39,412,532	10.56 to 10.80	421,803	0.27%	1.30% to 2.35%	25.13% to 29.05%
(a) MetLife Harris Oakmark Focused Value Fund	115,746	31.46 to 33.04	3,642	0.00%	0.89% to 1.35%	30.88% to 31.48%
MetLife Harris Oakmark Focused Value Fund B	29,518,227	13.70 to 14.02	409,860	0.05%	1.30% to 2.35%	26.99% to 30.62%
MetLife Jennison Growth Portfolio B	18,942,898	9.62 to 9.77	184,013	0.14%	1.30% to 2.35%	20.13% to 28.02%
(a) MetLife MFS Total Return Series	19,756	38.75 to 41.84	766	0.00%	0.89% to 1.35%	15.43% to 15.97%
MetLife Putnam International Stock Portfolio	102,075	3.58	365	0.63%	1.40%	26.26%
MetLife Janus Mid Cap Portfolio	472,999	1.92	909	0.00%	1.40%	32.71%
MetLife Russell 2000 Index Portfolio	229,747	5.15 to 13.94	2,228	0.26%	0.89% to 1.40%	44.04% to 44.77%
MetLife Met/Putnam Voyager Portfolio A	199,325	2.10	419	0.00%	1.40%	24.16%
(a) MetLife SSR Aurora Portfolio	170,814	16.11 to 16.37	2,752	0.00%	0.89% to 1.35%	48.13% to 48.81%
(a) MetLife SSR Bond Income Portfolio	14,179	46.37 to 50.92	658	0.00%	0.89% to 1.35%	4.43% to 4.92%
(a) MetLife SSR Large Cap Value Portfolio	19,981	10.62 to 10.64	212	1.28%	1.25% to 1.35%	33.86% to 33.99%
(a) MetLife Stock Index Portfolio	1,956,414	35.45 to 38.01	69,595	0.00%	0.89% to 1.40%	26.44% to 27.07%
MetLife Stock Index Portfolio B	13,065,732	10.26 to 10.48	135,881	1.26%	1.30% to 2.35%	20.39% to 26.22%
(a) MetLife Alger Equity Growth	8,406	24.33 to 24.55	205	0.00%	1.25% to 1.35%	33.34% to 33.47%
(a) MetLife Lehman Brothers Aggregate Bond Index	55,030	12.76 to 12.82	702	0.00%	1.25% to 1.35%	2.24% to 2.35%
(a) MetLife FI Mid Cap Opportunities	71,708	11.41 to 11.50	819	0.00%	0.89% to 1.35%	40.62% to 41.26%
(a) MetLife Harris Oakmark Large Cap Value	144,358	12.12 to 12.18	1,749	0.00%	1.25% to 1.35%	23.81% to 23.94%

(a) For the period from May 1, 2003 to December 31, 2003.

* Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

*** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

**** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

	As of December 31, 2003			For the Year Ended December 31, 2003
	Units	Unit Fair Value* (lowest to highest)	Net Assets (000)	Investment Income Ratio**	Expense Ratio*** (lowest to highest)	Total Return**** (lowest to highest)
Accumulation units, continued:
(a) MetLife Morgan Stanley EAFE Index	110,435	$9.67 to $ 9.91	$1,069	0.00%	0.89% to 1.35%	35.79% to 36.42%
(a) MetLife Mid Cap Stock Index	128,276	11.57 to 11.75	1,484	0.00%	0.89% to 1.35%	33.16% to 33.77%
Van Kampen Emerging Growth Fund	131,352	4.03	529	0.00%	1.40%	25.58%
Van Kampen Enterprise Fund	50,200	3.38	170	0.52%	1.40%	24.13%
Van Kampen Growth & Income Fund	61,622	5.11	315	0.87%	1.40%	26.26%
Federated American Leaders II	140,461	4.61	647	1.69%	1.40%	25.92%
Federated High Income Bond Fund II	48,364	5.43	263	7.69%	1.40%	20.52%
Federated Growth Strategic Fund II	47,399	4.26	202	0.00%	1.40%	38.13%
Federated Equity Income Fund II	81,743	4.11	336	1.93%	1.40%	25.51%
Neuberger Berman Genesis Trust	2,060	8.70	18	0.00%	0.89%	30.49%
Alger American Small Capitalization Fund	9,758,550	6.08 to 6.10	59,470	0.00%	1.25% to 1.40%	40.37% to 40.58%
T Rowe Growth Fund	171,175	62.15	10,638	0.16%	0.89%	30.06%
T Rowe International Stock Fund	117,827	8.98	1,058	0.74%	0.89%	30.12%
T Rowe Prime Reserve Fund	87,209	16.48	1,437	0.69%	0.89%	(0.30%)
Janus Aspen Worldwide Growth	1,585	6.06	10	0.01%	0.89%	22.89%
(a) American Global Small Capitalization Fund	77,922	16.42 to 16.85	1,280	0.07%	0.89% to 1.35%	51.47% to 52.17%
(a) American Growth Fund	59,754	116.56 to 127.74	6,971	0.16%	0.89% to 1.35%	34.97% to 35.60%
(a) American Growth & Income Fund	53,632	90.71 to 99.40	4,871	1.38%	0.89% to 1.35%	30.65% to 31.25%
Annuitization units:
Met Investors Lord Abbett Growth & Income Portfolio B	1,654	39.68	66	0.69%	1.40%	25.16%
Met Investors Lord Abbett Bond Debenture Portfolio B	2,084	14.83	31	2.75%	1.40%	14.08%
Met Investors Met/Putnam Research Portfolio B	19,926	7.10	141	0.00%	1.40%	19.04%
Met Investors Oppenheimer Capital Appreciation Portfolio B	2,224	7.31	16	0.00%	1.40%	23.05%
Met Investors PIMCO Inflation Protected Bond Portfolio B	2,717	10.23	28	0.42%	1.40%	2.32%
Met Investors PIMCO Money Market Portfolio B	16,666	9.20	153	0.41%	1.55%	(3.99%)
Met Investors PIMCO Total Return Bond Portfolio B	12,808	10.73	137	1.38%	1.40%	(0.14%)
Met Investors T Rowe Price Mid Cap Growth Portfolio B	1,752	5.62	10	0.00%	1.40%	30.82%
Met Investors MFS Research International Portfolio B	3,885	8.72	34	0.89%	1.40%	26.42%
Met Investors AIM Mid Cap Core Equity Portfolio B	628	11.26	7	1.53%	1.40%	20.80%
Met Investors Third Avenue Small Cap Value Portfolio B	954	10.93	10	0.48%	1.40%	35.39%
MetLife Davis Venture Value Fund E	17,548	9.92	174	0.27%	1.40%	25.16%
MetLife Harris Oakmark Focused Value Fund B	6,375	12.88	82	0.05%	1.40%	26.69%
MetLife Jennison Growth Portfolio B	993	9.29	9	0.14%	1.40%	24.16%

(a) For the period from May 1, 2003 to December 31, 2003.

* Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

*** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

**** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

	As of December 31, 2002			For the Year ended December 31, 2002
	Units	Unit Fair Value* (lowest to highest)	Net Assets (000)	Investment Income Ratio**	Expense Ratio*** (lowest to highest)	Total Return**** (lowest to highest)
Accumulation units:
Met Investors Lord Abbett Growth & Income Portfolio	12,846,775	$17.44 to $55.57	$256,901	0.91%	0.89% to 1.40%	(19.09%) to (18.67%)
Met Investors Lord Abbett Growth & Income Portfolio B	4,763,078	33.02 to 33.48	158,469	1.77%	1.30% to 2.25%	(19.94%) to (19.18%)
(b) Met Investors Lord Abbett Bond Debenture Portfolio	23,392	4.65	109	0.00%	1.40%	(1.77%)
Met Investors Lord Abbett Bond Debenture Portfolio B	8,449,518	13.54 to 13.73	115,255	4.91%	1.30% to 2.25%	(2.79%) to (1.86%)
Met Investors JP Morgan Quality Bond Portfolio	3,059,939	11.25 to 25.74	38,254	5.20%	0.89% to 1.40%	7.44% to 7.99%
Met Investors Met/Putnam Research Portfolio	3,520,815	5.52 to 7.02	23,034	0.41%	1.15% to 1.40%	(21.71%) to (21.52%)
Met Investors Met/Putnam Research Portfolio B	4,317,303	6.22 to 6.31	27,062	0.69%	1.30% to 2.25%	(22.58%) to (21.84%)
Met Investors Oppenheimer Capital Appreciation Portfolio B	15,642,954	6.21 to 6.30	97,837	0.01%	1.30% to 2.25%	(26.41%) to (25.71%)
Met Investors PIMCO Money Market Portfolio B	8,981,636	10.00 to 10.14	90,464	1.02%	1.30% to 2.25%	(1.15%) to (0.21%)
Met Investors Janus Aggressive Growth Portfolio B	7,128,991	5.14 to 5.21	36,902	0.01%	1.30% to 2.25%	(29.44%) to (28.77%)
Met Investors PIMCO Total Return Bond Portfolio	3,311,248	7.66 to 7.73	25,487	0.00%	1.15% to 1.40%	8.04% to 8.31%
Met Investors PIMCO Total Return Bond Portfolio B	21,084,805	11.22 to 11.38	238,271	0.00%	1.30% to 2.25%	6.86% to 7.88%
Met Investors PIMCO Innovation Portfolio B	3,459,215	2.92 to 2.97	10,191	0.00%	1.30% to 2.25%	(51.83%) to (51.37%)
Met Investors T Rowe Price Mid Cap Growth Portfolio B	9,490,409	4.49 to 4.55	42,935	0.00%	1.30% to 2.25%	(45.29%) to (44.76%)
Met Investors MFS Research International Portfolio B	6,394,788	7.20 to 7.30	46,398	0.24%	1.30% to 2.25%	(13.77%) to (12.94%)
Met Investors AIM Small Cap Growth Portfolio B	4,064,765	8.38 to 8.48	34,329	0.00%	1.30% to 2.25%	(29.12%) to (28.44%)
Met Investors AIM Mid Cap Core Equity Portfolio B	2,416,396	9.57 to 9.68	23,277	0.02%	1.30% to 2.25%	(12.80%) to (11.97%)
Met Investors Harris Oakmark International Portfolio B	1,441,751	8.74 to 8.84	12,689	0.24%	1.30% to 2.25%	(19.92%) to (19.15%)
(c) Met Investors Third Avenue Small Cap Value Portfolio B	3,106,789	8.19 to 8.24	25,529	0.39%	1.30% to 2.25%	(18.14%) to (17.62%)
AIM Premier Equity Fund	467,409	2.91	1,359	0.31%	1.40%	(31.23%)
AIM Capital Appreciation Fund	213,116	3.35	713	0.00%	1.40%	(25.41%)
AIM International Growth Fund	168,594	3.30	557	0.55%	1.40%	(16.85%)
AIM Balanced Fund	298,328	3.86	1,152	2.34%	1.40%	(18.25%)
MFS Research Series	114,262	3.15	360	0.28%	1.40%	(25.59%)
MFS Investors Trust Series	54,292	3.26	177	0.56%	1.40%	(22.06%)
MFS New Discovery Series	75,459	4.51	340	0.00%	1.40%	(32.58%)
Oppenheimer Main Street Growth & Income Fund	436,506	3.40	1,485	0.81%	1.40%	(19.93%)

(b) For the period from April 26, 2002 to December 31, 2002.

(c) For the period from May 1, 2002 to December 31, 2002.

* Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

*** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

**** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

***** This information is not available.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

	As of December 31, 2002			For the Year ended December 31, 2002
	Units	Unit Fair Value* (lowest to highest)	Net Assets (000)	Investment Income Ratio**	Expense Ratio*** (lowest to highest)	Total Return**** (lowest to highest)
Accumulation units, continued:
Oppenheimer Bond Fund	70,085	$5.99	$420	7.68%	1.40%	7.56%
Oppenheimer Money Fund	167,544	5.43	910	1.47%	1.40%	*****
Oppenheimer Main Street Small Cap Growth Fund	24,139	5.11	123	0.00%	1.40%	(16.92%)
Oppenheimer Strategic Bond Fund	43,633	5.69	248	8.38%	1.40%	5.95%
Fidelity Asset Manager Portfolio	20,018,998	8.07 to 8.16	162,779	4.00%	0.89% to 1.40%	(10.00%) to (9.54%)
Fidelity Growth Portfolio	24,650,187	8.94 to 9.05	222,487	0.25%	0.89% to 1.40%	(31.08%) to (30.73%)
Fidelity Contrafund Portfolio	19,592,405	5.74 to 10.37	200,853	0.82%	0.89% to 1.40%	(10.61%) to (10.15%)
Fidelity Overseas Portfolio	1,914,131	5.00 to 5.78	10,274	0.84%	1.15% to 1.40%	(21.39%) to (21.19%)
Fidelity Equity-Income Portfolio	2,727,566	8.30	22,635	1.84%	1.40%	(18.10%)
Fidelity Index 500 Portfolio	20,168,826	10.00 to 10.06	202,227	1.31%	0.89% to 1.40%	(23.33%) to (22.94%)
Fidelity Money Market Portfolio	4,525,655	6.78 to 7.07	30,913	1.70%	0.89% to 1.40%	0.28% to 0.79%
Scudder I International Portfolio	2,973,433	5.38 to 5.39	16,027	0.84%	1.35% to 1.40%	(19.50%) to (19.46%)
MetLife Davis Venture Value Fund E	15,486,565	8.26 to 8.37	128,845	0.65%	1.30% to 2.25%	(18.41%) to (17.63%)
MetLife Harris Oakmark Focused Value Fund B	10,685,241	10.59 to 10.73	113,939	0.12%	1.30% to 2.25%	(10.33%) to (11.09%)
(c) MetLife Jennison Growth Portfolio B	5,519,181	7.58 to 7.63	42,026	0.00%	1.30% to 2.25%	(24.15%) to (23.67%)
MetLife Putnam International Stock Portfolio	97,675	2.83	277	0.88%	1.40%	(18.64%)
MetLife Janus Mid Cap Portfolio	486,103	1.45	704	0.00%	1.40%	(29.98%)
MetLife Russell 2000 Index Portfolio	105,781	3.58	378	0.61%	1.40%	(21.57%)
MetLife Met/Putnam Voyager Portfolio A	192,732	1.69	326	0.00%	1.40%	(29.90%)
MetLife Stock Index Portfolio B	5,021,812	8.20 to 8.30	41,490	0.56%	1.30% to 2.25%	(24.24%) to (23.52%)
Van Kampen Emerging Growth Fund	142,960	3.21	459	0.37%	1.40%	(33.43%)
Van Kampen Enterprise Fund	56,973	2.73	155	0.50%	1.40%	(30.31%)
(c) Van Kampen Growth & Income Fund	54,474	4.05	221	0.00%	1.40%	(15.69%)
Federated American Leaders II	162,190	3.66	594	1.26%	1.40%	(21.33%)
Federated High Income Bond Fund II	54,149	4.51	244	10.55%	1.40%	(0.02%)
Federated Growth Strategic Fund II	51,227	3.09	158	0.00%	1.40%	(27.37%)
Federated Equity Income Fund II	91,827	3.28	301	2.13%	1.40%	(21.84%)
Neuberger Genesis Trust	479,091	6.66	3,193	0.00%	0.89%	(3.85%)
Alger Small Capitalization Fund	9,818,127	4.33 to 4.34	42,604	0.00%	1.25% to 1.40%	(27.25%) to (27.21%)
T Rowe Price Growth Fund	585,362	47.78	27,969	0.18%	0.89%	(23.68%)
T Rowe Price International Fund	634,123	6.90	4,375	1.07%	0.89%	(18.91%)
T Rowe Price Prime Reserve Fund	111,278	16.52	1,839	1.39%	0.89%	*****
Janus Aspen Worldwide Growth	1,049,176	4.93	5,172	0.86%	0.89%	(26.16%)
Annuitization units:
Met Investors PIMCO Innovation Portfolio B	1,763	$2.80	$5	0.00%	1.55%	(51.49%)

(c) For the period from May 1, 2002 to December 31, 2002.

* Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

*** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

**** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

***** This information is not available.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

	As of December 31, 2001			For the Year ended December 31, 2001
	Units	Unit Fair Value* (lowest to highest)	Net Assets (000)	Investment Income Ratio**	Expense Ratio*** (lowest to highest)	Total Return**** (lowest to highest)
Accumulation units:
(g) Met Investors Lord Abbett Growth & Income Portfolio	13,056,744	$21.56 to $68.33	$325,654	0.95%	0.89% to 1.40%	(7.24%) to (6.56%)
(f) Met Investors Lord Abbett Growth & Income Portfolio B	829,894	41.18 to 41.43	34,277	0.17%	1.30% to 2.25%	(8.09%) to (7.21%)
(f) Met Investors Lord Abbett Bond Debenture Portfolio B	949,659	13.91 to 13.99	13,246	1.47%	1.30% to 2.25%	1.17% to 2.14%
Met Investors JP Morgan Quality Bond Portfolio	2,400,419	10.47 to 23.83	27,978	4.86%	0.89% to 1.40%	5.33% to 6.10%
(h) Met Investors Met Putnam Research Portfolio	4,271,829	7.05 to 8.94	35,502	0.07%	1.15% to 1.40%	7.00% to 7.00%
(f) Met Investors Met Putnam Research Portfolio B	1,148,099	8.03 to 8.07	9,240	0.44%	1.30% to 2.25%	(1.54%) to (0.81%)
(f) Met Investors Oppenheimer Capital Appreciation Portfolio B	2,574,330	8.42 to 8.47	21,746	0.07%	1.30% to 2.25%	(1.73%) to (1.00%)
(f) Met Investors PIMCO Money Market Portfolio B	2,040,930	10.10 to 10.16	20,681	1.02%	1.30% to 2.25%	0.66% to 1.29%
(f) Met Investors Janus Aggressive Growth Portfolio B	1,408,153	7.27 to 7.31	10,268	0.00%	1.30% to 2.25%	(9.72%) to (9.05%)
(j) Met Investors PIMCO Total Return Bond Portfolio	3,960,781	7.09 to 7.14	28,189	0.88%	1.15% to 1.40%	(0.31%) to (0.25%)
(f) Met Investors PIMCO Total Return Bond Portfolio B	2,425,689	10.48 to 10.54	25,502	2.47%	1.30% to 2.25%	3.00% to 3.77%
(f) Met Investors PIMCO Innovation Portfolio B	719,543	6.06 to 6.10	4,375	0.00%	1.30% to 2.25%	(16.33%) to (15.70%)
(f) Met Investors T Rowe Price Mid Cap Growth Portfolio B	1,668,902	8.19 to 8.24	13,714	0.00%	1.30% to 2.25%	1.03% to 1.78%
(f) Met Investors MFS Research International Portfolio B	916,898	8.34 to 8.39	7,667	0.13%	1.30% to 2.25%	(5.45%) to (4.75%)
(i) Met Investors AIM Small Cap Growth Portfolio B	119,269	11.83 to 11.86	1,413	0.00%	1.30% to 2.25%	18.30% to 18.55%
(i) Met Investors AIM Mid Cap Core Equity Portfolio B	91,975	10.97 to 10.99	1,010	0.05%	1.30% to 2.25%	9.70% to 9.94%
(i) Met Investors Harris Oakmark International Portfolio B	20,012	10.91 to 10.94	219	0.08%	1.30% to 2.25%	9.15% to 9.38%
AIM Premier Equity Fund	544,055	4.23	2,300	0.14%	1.40%	(11.93%)
AIM Capital Appreciation Fund	236,958	4.49	1,063	0.00%	1.40%	(21.67%)
AIM International Growth Fund	189,032	3.97	750	0.34%	1.40%	(21.70%)
AIM Balanced Fund	334,293	4.73	1,580	1.91%	1.40%	(11.33%)
MFS Research Series	126,396	4.23	535	1.16%	1.40%	(8.98%)
MFS Investors Trust Series	60,869	4.18	254	0.57%	1.40%	(15.90%)
MFS New Discovery Series	90,551	6.69	606	3.11%	1.40%	19.05%
Oppenheimer Main Street Growth & Income Fund	552,681	4.25	2,349	0.53%	1.40%	(10.63%)
Oppenheimer Bond Fund	66,734	5.57	372	7.36%	1.40%	7.24%

(f) For the period from March 21, 2001 to December 31, 2001.

(g) For the period from February 21, 2001 to December 31, 2001.

(h) For the period from March 19, 2001 to December 31, 2001.

(i) For the period from October 9, 2001 to December 31, 2001.

(j) For the period from October 15, 2001 to December 31, 2001.

* Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

*** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

**** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

	As of December 31, 2001			For the Year ended December 31, 2001
	Units	Unit Fair Value* (lowest to highest)	Net Assets (000)	Investment Income Ratio**	Expense Ratio*** (lowest to highest)	Total Return**** (lowest to highest)
Accumulation units, continued:
Oppenheimer Money Fund	164,326	$5.43	$892	3.88%	1.40%	2.42%
Oppenheimer Main Street Small Cap Growth Fund	26,017	6.15	160	0.00%	1.40%	2.07%
Oppenheimer Strategic Bond Fund	60,360	5.37	324	2.21%	1.40%	3.49%
Fidelity Asset Manager Portfolio	21,022,339	8.94 to 9.06	189,787	4.32%	0.89% to 1.40%	(6.25%) to (4.95%)
Fidelity Growth Portfolio	25,015,822	12.91 to 13.12	327,268	0.08%	0.89% to 1.40%	(18.67%) to (15.40%)
Fidelity Contrafund Fund	19,181,427	6.39 to 11.59	219,635	0.78%	0.89% to 1.40%	(15.42%) to (7.08%)
Fidelity Overseas Portfolio	2,228,327	6.34 to 7.35	15,199	5.65%	1.15% to 1.40%	(22.53%) to (21.26%)
Fidelity Equity-Income Portfolio	3,242,873	10.13	32,860	5.65%	1.40%	(0.96%)
Fidelity Index 500 Portfolio	19,727,766	13.03 to 13.12	257,801	1.19%	0.89% to 1.40%	(13.79%) to (11.98%)
Fidelity Money Market Portfolio	5,072,413	6.76 to 7.02	34,519	4.05%	0.89% to 1.40%	2.59% to 7.92%
Scudder I International Portfolio	2,560,863	6.68 to 6.69	17,139	0.41%	1.35% to 1.40%	(8.07%) to (3.38%)
(f) MetLife Davis Venture Value Fund E	2,649,034	10.11 to 10.16	26,848	0.00%	1.30% to 2.25%	(13.19%) to (12.36%)
(f) MetLife Harris Oakmark Focused Value Fund B	1,863,945	11.89 to 11.96	22,223	0.00%	1.30% to 2.25%	24.59% to 25.79%
MetLife Putnam International Stock Portfolio	94,368	3.48	329	0.28%	1.40%	(21.72%)
MetLife Janus Mid Cap Portfolio	501,084	2.07	1,036	0.00%	1.40%	(38.21%)
MetLife Russell 2000 Index Portfolio	89,476	4.56	408	0.26%	1.40%	(0.55%)
MetLife Met/Putnam Voyager Portfolio A	190,680	2.42	461	0.00%	1.40%	(31.81%)
MetLife Loomis Sayles High Yield Bond	17,973	4.66	84	13.15%	1.40%	(2.68%)
(f) MetLife Stock Index B	166,446	10.83 to 10.85	1,805	0.00%	1.30% to 2.25%	(15.49%) to (14.68%)
Van Kampen Emerging Growth Fund	174,665	4.82	842	0.00%	1.40%	7.33%
Van Kampen Enterprise Fund	68,149	3.91	267	0.18%	1.40%	(7.70%)
Van Kampen Strategic Stock Fund	60,282	4.73	285	0.00%	1.40%	(10.30%)
Federated American Leaders II	249,732	4.65	1,162	1.29%	1.40%	(6.74%)
Federated High Income Bond Fund II	60,212	4.51	271	11.35%	1.40%	(0.75%)
Federated Growth Strategic Fund II	55,308	4.25	235	1.75%	1.40%	(20.15%)
Federated Equity Income Fund II	116,932	4.19	490	1.76%	1.40%	(11.74%)
Neuberger Genesis Trust	478,656	6.93	3,318	0.00%	0.89%	1.24%
Neuberger Partners	295,027	5.36	1,583	0.19%	0.89%	(2.45%)
Alger Small Capitalization Fund	9,374,497	5.95 to 5.96	55,888	0.05%	1.35% to 1.40%	(23.58%) to (23.56%)
T Rowe Price Growth Fund	656,181	62.61	41,080	0.19%	0.89%	(2.53%)
T Rowe Price International Fund	664,996	8.51	5,658	1.55%	0.89%	(22.60%)
T Rowe Price Prime Reserve Fund	91,744	16.44	1,508	3.83%	0.89%	3.02%
Janus Aspen Worldwide Growth	1,246,925	6.68	8,326	0.48%	0.89%	(23.37%)

(f) For the period from March 21, 2001 to December 31, 2001.

* Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

*** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

**** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

Independent Auditors’ Report

To the Board of Directors and Stockholder of

MetLife Investors USA Insurance Company:

We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the “Company”) as of December 31, 2003 and 2002, and the related statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida

April 12, 2004

1

METLIFE INVESTORS USA INSURANCE COMPANY

(a wholly owned subsidiary of MetLife Investors Group, Inc.)

BALANCE SHEETS

DECEMBER 31, 2003 and 2002

(Dollars in thousands, except share and per share data)

	2003	2002
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost $3,413,677 and $2,511,089, respectively)	$3,522,671	$2,599,321
Equity securities, at fair value (cost $1,660 and $1,735, respectively)	2,027	1,929
Mortgage loans on real estate	431,973	437,721
Policy loans	35,768	37,933
Other limited partnership interests	4,124	4,348
Short-term investments	137,295	63,340
Other invested assets	7,662	2

Total investments	4,141,520	3,144,594
Cash and cash equivalents	199,952	41,452
Accrued investment income	40,540	32,165
Premiums and other receivables	45,526	36,703
Deferred policy acquisition costs	502,249	272,242
Current income taxes receivable	37,585	26,650
Deferred income taxes receivable	22,786	-
Other assets	97,746	41,694
Separate account assets	6,368,724	2,597,620

Total assets	$11,456,628	$6,193,120

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits	124,998	118,928
Policyholder account balances	3,769,822	2,837,425
Other policyholder funds	3,755	2,839
Long-term debt	35,000	35,000
Deferred income taxes payable	-	14,590
Payables under securities loaned transactions	667,853	224,569
Other liabilities	183,279	154,389
Separate account liabilities	6,368,724	2,597,620

Total liabilities	$11,153,431	$5,985,360

Stockholder’s Equity:
Preferred stock, par value $1.00 per share; 1,000,000 shares authorized;
200,000 issued and outstanding	200	200
Common stock, par value $200.00 per share; 15,000 shares authorized;
11,000 shares issued and outstanding	2,300	2,300
Additional paid-in capital	98,047	48,047
Retained earnings	163,383	126,001
Accumulated other comprehensive income	39,267	31,212

Total stockholder’s equity	303,197	207,760

Total liabilities and stockholder’s equity	$11,456,628	$6,193,120

See accompanying notes to financial statements.

2

METLIFE INVESTORS USA INSURANCE COMPANY

(a wholly owned subsidiary of MetLife Investors Group, Inc.)

STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001

(Dollars in thousands)

	2003	2002	2001
REVENUES
Premiums	$5,788	$23,961	$15,915
Investment-type product policy fees	88,441	33,761	20,515
Net investment income	199,039	173,387	173,745
Other revenues	278	792	2,243
Net investment losses (net of amounts allocable from deferred acquisition costs of ($1,878), $0 and $0, respectively)	(8,131)	(36,177)	(13,129)

Total revenues	285,415	195,724	199,289

EXPENSES
Policyholder benefits and claims	7,256	30,968	18,009
Interest credited to policyholder account balances	146,146	122,802	123,354
Other expenses (excludes amounts directly related to net investment (losses) of ($1,878), $0 and $0, respectively)	76,336	59,947	104,128

Total expenses	229,738	213,717	245,491

Income (loss) before provision (benefit) for income taxes	55,677	(17,993)	(46,202)
Provision (benefit) for income taxes	18,295	(9,034)	(18,856)

Net income (loss)	$37,382	$(8,959)	$(27,346)

See accompanying notes to financial statements.

3

METLIFE INVESTORS USA INSURANCE COMPANY

(a wholly owned subsidiary of MetLife Investors Group, Inc.)

STATEMENTS OF STOCKHOLDER’S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001

(Dollars in thousands)

	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at December 31, 2000	$200	$2,300	$48,047	$182,206	$(741)	$232,012
Dividends on common stock				(18,688)		(18,688)
Dividends on preferred stock				(1,212)		(1,212)
Comprehensive loss:
Net loss				(27,346)		(27,346)
Other comprehensive income:
Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes					6,842	6,842

Comprehensive loss						(20,504)

Balance at December 31, 2001	200	2,300	48,047	134,960	6,101	191,608
Comprehensive income:
Net loss				(8,959)		(8,959)
Other comprehensive income:
Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes					25,111	25,111

Comprehensive income						16,152

Balance at December 31, 2002	200	2,300	48,047	126,001	31,212	207,760
Capital contribution			50,000			50,000
Comprehensive income:
Net income				37,382		37,382
Other comprehensive income:
Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes					8,055	8,055

Comprehensive income						45,437

Balance at December 31, 2003	$200	$2,300	$98,047	$163,383	$39,267	$303,197

See accompanying notes to financial statements.

4

METLIFE INVESTORS USA INSURANCE COMPANY

(a wholly owned subsidiary of MetLife Investors Group, Inc.)

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, and 2001

(Dollars in thousands)

	2003	2002	2001
Cash flows from operating activities
Net income (loss)	$37,382	$(8,959)	$(27,346)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	-	-	(397)
Amortization of premiums and accretion of discounts associated with investments, net	16,768	4,930	(328)
Losses from sale of investments, net	10,009	36,177	13,129
Interest credited to other policyholder account balances	146,146	122,802	123,354
Investment-type product policy fees	(88,441)	(33,761)	(20,515)
Change in accrued investment income	(8,375)	(5,275)	491
Change in premiums and other receivables	(4,970)	3,304	(36,323)
Change in deferred policy acquisition costs, net	(237,450)	(126,822)	(22,550)
Change in insurance-related liabilities	6,058	10,859	108,432
Change in income taxes payable	(52,649)	(42,048)	(16,668)
Change in other liabilities	21,011	53,133	113,189
Other, net	57,753	16,600	59,400

Net cash (used in) provided by operating activities	(96,758)	30,940	293,868

Cash flows from investing activities
Sales, maturities and repayments of:
Fixed maturities	1,490,770	819,352	322,789
Equity securities	353	-	415
Mortgage loans on real estate	54,189	20,428	18,033
Purchases of:
Fixed maturities	(2,418,070)	(1,536,851)	(431,412)
Equity securities	(19)	(299)	(413)
Mortgage loans on real estate	(49,869)	(29,785)	(23,898)
Other limited partnership interests	-	(4,348)	-
Net change in short-term investments	(73,953)	(53,503)	48,090
Net change in policy loans	2,165	1,354	(1,379)
Net change in payable under securities loaned transactions	443,284	224,569	-
Other, net	(5,630)	7,482	(1,818)

Net cash used in investing activities	(556,780)	(551,601)	(69,593)

Cash flows from financing activities
Policyholder account balances:
Deposits	4,333,503	1,944,211	720,136
Withdrawals	(3,571,465)	(1,532,552)	(774,891)
Dividends on preferred stock	-	-	(1,212)
Dividends on common stock	-	-	(18,688)
Capital contribution	50,000	-	-

Net cash provided by (used in) financing activities	812,038	411,659	(74,655)

Change in cash and cash equivalents	158,500	(109,002)	149,620
Cash and cash equivalents, beginning of year	41,452	150,454	834

Cash and cash equivalents, end of year	$199,952	$41,452	$150,454

Supplemental disclosures of cash flow information:
Cash paid (refunded) during the year:
Interest	$2,049	$1,640	$2,196

Income taxes	$(12,260)	$28,256	$399

See accompanying notes to financial statements.

5

METLIFE INVESTORS USA INSURANCE COMPANY

(a wholly owned subsidiary of MetLife Investors Group, Inc.)

NOTES TO FINANCIAL STATEMENTS

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business

MetLife Investors USA Insurance Company (the “Company”), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. (“MLIG”). MLIG is a wholly owned subsidiary of MetLife, Inc. (“MetLife”). At December 31, 2002, MLIG was sold from Metropolitan Life Insurance Company (“Metropolitan Life”) to MetLife. The Company markets, administers and insures a broad range of term life insurance policies and variable and fixed annuity contracts.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Delaware State Insurance Department (the “Department”) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company’s financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company’s businesses and operations.

Certain amounts in the prior years’ financial statements have been reclassified to conform with the 2003 presentation.

Investments

The Company’s principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of

6

time and the extent to which the market value has been below cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) unfavorable changes in forecasted cash flows on asset-backed securities; and (vii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

The Company’s fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan’s original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets, which are primarily made up of collateral received under interest rate swap transactions, are reported at their estimated fair value.

Derivative Financial Instruments

The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company’s financial assets and

7

liabilities or to changing fair values. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

The Company uses derivative instruments to manage risk through one of five principal risk management strategies, the hedging of: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; (iv) net investments in certain foreign operations; and (v) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its insurance subsidiaries’ Derivatives Use Plans approved by the applicable state insurance departments. The Company’s derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options, including caps and floors.

On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to Statement of Financial Accounting Standards (“SFAS”) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended (“SFAS 133”), the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in net investment gains or losses.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, foreign operation, or forecasted transaction that has been designated as a hedged item, states how the hedging instrument is expected to hedge the risks related to the hedged item, and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method that will be used to measure hedge ineffectiveness. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; (v) a hedged firm commitment no longer meets the definition of a firm commitment; or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to

8

hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies; and (v) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) pay U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities, and (iv) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated

9

from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recognized in the current period in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

Cash and Cash Equivalents

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

Deferred Policy Acquisition Costs

The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management’s estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisitions cost (“DAC”).

Costs, which consist principally of commissions, and policy issue expenses, are amortized with interest over the expected life of the contract for investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

Actual gross profits can vary from management’s estimates resulting in increases or decreases in the rate of amortization. This practice assumes that the expectation for long-term equity investment is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

DAC for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

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Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

Future Policy Benefits

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Other Revenues

Other revenues include asset management and advisory fees, commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

Income Taxes

The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes (“SFAS 109”), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

Reinsurance

The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future

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performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

Separate Accounts

Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges are included in investment-type products fees.

Application of Recent Accounting Pronouncements

Effective December 31, 2003, the Company adopted Emerging Issues Task Force (“EITF”) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (“EITF 03-1”). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under Statement of Financial Accounting Standards (“SFAS”) No. 115, Accounting for Certain Investments in Debt and Equity Securities (“SFAS 115”). The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. See Note 2. The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company’s financial statements.

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In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (“SOP 03-1”). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits net of DAC and unearned revenue liability offsets under certain variable annuity contracts of approximately $2,118 thousand, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company’s measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company’s accounting treatment The adoption of SOP 03-1 did not have a material impact on the Company’s separate account presentation and valuation.

In April 2003, the Financial Accounting Standards Board (“FASB”) cleared Statement 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (“Issue B36”). Issue B36 concluded that (i) a company’s funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company’s financial statements.

In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (“SFAS 149”). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS 149 and already effective, SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The Company’s adoption of SFAS 149 on July 1, 2003 did not have a significant impact on its financial statements.

During 2003, the Company adopted FASB Interpretation No. 46 Consolidation of Variable Interest Entities—An Interpretation of ARB No. 51 (“FIN 46”) and its December 2003 revision (“FIN 46(r)”). Certain of the Company’s other limited partnership interests meet the definition of a variable interest entity (“VIE”) and must be consolidated, in accordance with the transition rules and effective dates, if the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities (“SPEs”) including interests in asset-backed securities and collateralized debt

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obligations. In accordance with the provisions in FIN 46(r), the Company has elected to defer until March 31, 2004 the consolidation of interests in VIEs for non SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company’s financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not have a material affect on the Company’s financial statements.

Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others (“FIN 45”). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company’s financial statements.

Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (“SFAS 146”). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity’s commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring). The Company’s activities subject to this guidance in 2003 were not significant.

Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections (“SFAS 145”). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company’s financial statements.

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (“SFAS 144”). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of (“SFAS 121”), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations—Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (“APB 30”). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company’s financial statements.

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In July 2001, the U.S. Securities and Exchange Commission (“SEC”) released Staff Accounting Bulletin (“SAB”) No. 102, Selected Loan Loss Allowance and Documentation Issues (“SAB 102”). SAB 102 summarizes certain of the SEC’s views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company’s financial statements.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities—a Replacement FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company’s financial statements.

Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments (“EITF 99-20”). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company’s financial statements.

Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on the Company’s financial statements. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company’s treatment of derivatives in subsequent accounting periods.

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2.	INVESTMENTS

Fixed Maturities and Equity Securities

Fixed maturities and equity securities at December 31, 2003 were as follows:

	Cost or Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gain	Loss
	(Dollars in thousands)
Fixed Maturities:
U.S. corporate securities	$1,423,547	$76,237	$5,405	$1,494,379
Mortgage-backed securities	832,042	7,753	6,323	833,472
Foreign corporate securities	337,736	25,826	1,626	361,936
U.S. treasuries/agencies	57,399	2,886	75	60,210
Asset-backed securities	358,078	6,381	1,626	362,833
Commercial mortgage-backed securities	320,465	3,485	2,698	321,252
Foreign government securities	74,431	6,311	2,153	78,589
State and political subdivisions	9,979	21	-	10,000

Total fixed maturities	$3,413,677	$128,900	$19,906	$3,522,671

Equity Securities:
Common stocks	$1,660	$367	$-	$2,027

Fixed maturities and equity securities at December 31, 2002 were as follows:

	Cost or Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gain	Loss
	(Dollars in thousands)
Fixed Maturities:
U.S. corporate securities	$959,507	$57,787	$22,130	$995,164
Mortgage-backed securities	596,478	14,602	1,190	609,890
Foreign corporate securities	298,136	23,062	2,911	318,287
U.S. treasuries/agencies	214,451	3,780	23	218,208
Asset-backed securities	283,223	9,658	1,071	291,810
Commercial mortgage-backed securities	114,523	3,782	465	117,840
Foreign government securities	44,771	3,444	93	48,122

Total fixed maturities	$2,511,089	$116,115	$27,883	$2,599,321

Equity Securities:
Common stocks	$1,735	$194	$-	$1,929

The Company held foreign currency derivatives with notional amounts of $17,909 thousand to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2003. The Company did not hold any foreign currency derivatives with notional amounts to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2002.

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $247,679 thousand and $176,397 thousand at December 31, 2003 and 2002, respectively. These securities had a net unrealized gain of $12,569

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thousand and a loss of $7,774 thousand at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, non-income producing fixed maturities were $2,070 thousand and $2,588 thousand, respectively.

The cost or amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity date (excluding scheduled sinking funds), are shown below:

	Cost or Amortized Cost	Estimated Fair Value
	(Dollars in thousands)
Due in one year or less	$75,538	$77,261
Due after one year through five years	848,929	881,062
Due after five years through ten years	686,109	725,611
Due after ten years	292,516	321,180

Subtotal	1,903,092	2,005,114
Mortgage-backed and asset-backed securities	1,510,585	1,517,557

Total fixed maturities	$3,413,677	$3,522,671

Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of fixed maturities and equity securities classified as available-for sale were as follows:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Proceeds	$466,262	$344,356	$943,228
Gross investment gains	7,703	8,806	360
Gross investment losses	(10,993)	(22,705)	(6,589)

Gross investment losses above exclude writedowns recorded during 2003, 2002 and 2001 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $1,852 thousand, $20,098 thousand, and $4,918 thousand, respectively.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

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The following table shows the estimated fair values and gross unrealized losses of the Company’s fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2003:

	Less than 12 months		Equal to or greater than 12 months		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
U.S. corporate securities	$261,803	$4,696	$6,286	$709	$268,089	$5,405
Mortgage-backed securities	363,680	5,977	9,880	346	373,560	6,323
Foreign corporate securities	52,402	1,393	12,953	233	65,355	1,626
U.S. treasuries/agencies	13,620	75	-	-	13,620	75
Asset-backed securities	90,572	1,337	8,015	289	98,587	1,626
Commercial mortgage-backed securities	161,184	2,682	12,484	16	173,668	2,698
Foreign government securities	14,039	2,153	-	-	14,039	2,153

Total fixed maturities	$957,300	$18,313	$49,618	$1,593	$1,006,918	$19,906

There were no equity securities in a continuous unrealized loss position at December 31, 2003.

Securities Lending Program

The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $622,695 thousand and $201,585 thousand and an estimated fair value of $640,701 thousand and $219,662 thousand were on loan under the program at December 31, 2003 and 2002, respectively. The Company was liable for cash collateral under its control of $667,853 thousand and $224,569 thousand at December 31, 2003 and 2002 respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the financial statements.

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,158 thousand and $5,515 thousand at December 31, 2003 and 2002, respectively.

Mortgage Loans on Real Estate

Mortgage loans on real estate were categorized as follows:

	December 31,
	2003		2002
	Amount	Percent	Amount	Percent
	(Dollars in thousands)
Commercial mortgage loans	$349,995	81%	$373,007	85%
Agricultural mortgage loans	83,213	19%	66,762	15%

Total	433,208	100%	439,769	100%

Less: Valuation allowances	1,235		2,048

Mortgage loans	$431,973		$437,721

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Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2003, 28%, 12% and 7% of the properties were located in California, Rhode Island and Delaware, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

Changes in mortgage loan valuation allowances were as follows:

	Years Ended December 31,
	2003	2002
	(Dollars in thousands)
Balance at January 1	$2,048	$-
Additions	2,225	2,048
Deductions	(3,038)	-

Balance at December 31	$1,235	$2,048

A portion of the Company’s mortgage loans on real estate was impaired and consisted of the following:

	December 31,
	2003	2002
	(Dollars in thousands)
Impaired mortgage loans with valuation allowances	$-	$6,170
Impaired mortgage loans without valuation allowances	3,679	3,928

Total	3,679	10,098
Less: Valuation allowances on impaired mortgages	-	2,048

Impaired mortgage loans	$3,679	$8,050

The average investment in impaired mortgage loans on real estate was $3,875 thousand and $3,682 thousand for the years ended December 31, 2003 and 2002 respectively. Interest income on impaired mortgage loans was $289 thousand and $806 thousand for the years ended December 31, 2003 and 2002 respectively.

The investment in restructured mortgage loans on real estate was $3,679 thousand and $3,928 thousand at December 31, 2003 and 2002, respectively. Interest income of $373 thousand and $282 thousand was recognized on restructured loans for the years ended December 31, 2003 and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $358 thousand and $282 thousand for the years ended December 31, 2003 and 2002, respectively.

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There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure at December 31, 2003 and 2002.

Net Investment Income

The components of net investment income were as follows:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Fixed maturities	$165,910	$138,069	$130,888
Equity securities	-	-	(52)
Mortgage loans on real estate	32,474	30,950	33,852
Policy loans	1,756	1,813	1,800
Cash, cash equivalents and short-term investments	5,770	3,424	6,054
Other	-	-	1,983

Total	205,910	174,256	174,525
Less: Investment expenses	6,871	869	780

Net investment income	$199,039	$173,387	$173,745

Net Investment Gains (Losses)

Net investment gains (losses), including changes in valuation allowances, were as follows:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Fixed maturities	$(5,401)	$(33,476)	$(11,152)
Equity securities	259	(521)	5
Mortgage loans on real estate	(2,708)	(2,048)	-
Derivatives	(2,161)	(151)	(1,982)
Other	2	19	-

Total	(10,009)	(36,177)	(13,129)
Amounts allocable to:
Deferred policy acquisition costs	1,878	-	-

Net investment losses	$(8,131)	$(36,177)	$(13,129)

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Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Fixed maturities	$110,105	$88,232	$14,972
Equity securities	367	194	(428)
Derivatives	(2,211)	-	-

Total	108,261	88,426	14,544

Amounts allocable to:
Deferred policy acquisition costs	(47,850)	(40,408)	(4,572)
Deferred income taxes	(21,144)	(16,806)	(3,871)

Total	(68,994)	(57,214)	(8,443)

Net unrealized investment gains (losses)	$39,267	$31,212	$6,101

The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Balance at January 1	$31,212	$6,101	$(741)
Unrealized investment gains during the year	19,835	73,882	17,312
Unrealized investment losses relating to:
Deferred policy acquisition costs	(7,442)	(35,836)	(6,199)
Deferred income taxes	(4,338)	(12,935)	(4,271)

Balance at December 31	$39,267	$31,212	$6,101

Net change in unrealized investment gains	$8,055	$25,111	$6,842

Variable Interest Entities

As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). At December 31, 2003, FIN 46(r) did not require the Company to consolidate any additional VIEs that were not previously consolidated.

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The following table presents the total assets of and the maximum exposure to loss relating to VIEs for which the Company holds significant valuable interests but it is not the primary beneficiary:

	As of December 31, 2003
	Total Assets (1)	Maximum Exposure to Loss (2)
	(Dollars in Thousands)
Other Limited Partnerships (3)	$4,726	$-

	$4,726	$-

(1)	The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company’s balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2)	The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments which reduced by amounts guaranteed by other partners.

(3)	Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for Federal tax credits

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The table below provides a summary of the notional amount and fair value of derivative financial instruments held at December 31, 2003 and 2002:

	2003			2002
	Notional Amount	Current Market or Fair Value		Notional Amount	Current Market or Fair Value
		Assets	Liabilities		Assets	Liabilities
	(Dollars in thousands)
Financial futures	$106,500	$-	$2,051	$-	$-	$-
Caps	150,000	10	-	270,000	2	-
Foreign currency swaps	17,909	-	2,813	-	-	-

Total contractual commitments	$274,409	$10	$4,864	$270,000	$2	$-

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The following is a reconciliation of the notional amounts by derivative type at December 31, 2003 and 2002:

	December 31, 2002 Notional Amount	Additions	Terminations/ Maturities	December 31, 2003 Notional Amount
	(Dollars in thousands)
BY DERIVATIVE TYPE
Financial futures	$-	$213,000	$106,500	$106,500
Caps	270,000	-	120,000	150,000
Foreign currency swaps	-	17,909	-	17,909

Total contractual commitments	$270,000	$230,909	$226,500	$274,409

BY DERIVATIVE STRATEGY
Liability hedging	$270,000	$-	$120,000	$150,000
Invested asset hedging	-	230,909	106,500	124,409

Total contractual commitments	$270,000	$230,909	$226,500	$274,409

The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2003:

	Remaining Life
	One Year or Less	After One Year Through Five Years	After Five Years Through Ten Years	After Ten Years	Total
	(Dollars in thousands)
Financial futures	$106,500	$-	$-	$-	$106,500
Caps	150,000	-	-	-	150,000
Foreign currency swaps	-	5,866	12,043	-	17,909

Total contractual commitments	$256,500	$5,866	$12,043	$-	$274,409

The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2003 and 2002:

	2003			2002
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(Dollars in thousands)
BY TYPE OF HEDGE
Fair value	$112,366	$-	$2,509	$-	$-	$-
Cash flow	12,043	-	2,355	-	-	-
Non qualifying	150,000	10	-	270,000	2	-

Total	$274,409	$10	$4,864	$270,000	$2	$-

The Company recognized net investment expense of $420 thousand from the periodic settlement of foreign currency swaps that qualify as accounting hedges under SFAS 133, as amended, for the year

23

ended December 31, 2003. During the years ended December 31, 2002 and 2001, there were no derivative instruments designated as qualifying accounting hedges under SFAS No. 133.

During the year ended December 31, 2003, the Company recognized $2,509 thousand in net investment losses related to qualifying fair value hedges. Accordingly, $427 thousand of net unrealized gains on fair value hedged investments were recognized in net investment losses during the year ended December 31, 2003. There were no discontinued fair value hedges during the year ended December 31, 2003. There were no derivatives designated as fair value hedges during the years ended December 31, 2001 or 2002.

For the year ended December 31, 2003, the net amounts accumulated in other comprehensive income relating to cash flow hedges were losses of $2,211 thousand. There were no amounts accumulated in other comprehensive income at December 31, 2002. For the year ended December 31, 2003 the market value of cash flow hedges decreased by $2,355 thousand. During the year ended December 31, 2003, the Company recognized $2,211 thousand of other comprehensive net losses relating to the effective portion of cash flow hedges. During the year ended December 31, 2003 there were no amounts of other comprehensive expense was reclassified to net investment income. During the year ended December 31, 2003 no cash flow hedges were discontinued. During the years ended December 31, 2002 and 2001 there were no cash flow hedges. The Company has no SFAS 133 transition adjustment.

There are no amounts of investment expense or net loss reported in accumulated other comprehensive income at December 31, 2003 that are expected to be reclassified during the year ending December 31, 2004 into net investment income and net investment gains and losses, respectively, as the derivatives and underlying investments mature or expire according to their original terms.

For the years ended December 31, 2003, 2002 and 2001, the Company recognized $66 thousand, $48 thousand, and $39 thousand in net investment expense from the periodic settlement payments on derivative instruments, respectively, and $0 thousand, $104 thousand, and $1,982 thousand, respectively, in net investment losses from changes in fair value related to derivatives not qualifying as accounting hedges.

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4.	INSURANCE

Deferred Policy Acquisition Costs

Information regarding DAC for the years ended December 31, 2003, 2002 and 2001 is as follows (dollars in thousands):

Balance at January 1, 2001	$164,905
Capitalizations	7,579

Total	172,484

Amortization allocated to:
Unrealized investment gains (losses)	6,199
Other expenses	(14,971)

Total amortization	(8,772)

Balance at December 31, 2001	181,256
Capitalizations	128,517

Total	309,773

Amortization allocated to:
Unrealized investment gains (losses)	35,836
Other expenses	1,695

Total amortization	37,531

Balance at December 31, 2002	272,242
Capitalizations	248,954

Total	521,196

Amortization allocated to:
Net investment gains (losses)	(1,878)
Unrealized investment gains (losses)	7,442
Other expenses	13,383

Total amortization	18,947

Balance at December 31, 2003	$502,249

Amortization of DAC is allocated to (i) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

Investment gains and losses related to certain products have a direct impact on the amortization of DAC. Presenting investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

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Future Policy Benefits

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 4% to 9%.

Policyholder account balances for investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

Separate Accounts

Separate accounts include one category of account type: non-guaranteed separate accounts totaling $6,368,724 thousand and $2,597,620 thousand at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company’s revenues as investment-type product policy fees and totaled $88,441 thousand, $33,761 thousand and $20,515 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

5.	REINSURANCE

Effective April 1, 2001, the Company entered into a Yearly Renewable Term reinsurance agreement with Exeter Reassurance Company, Ltd., (a MetLife affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded liabilities of $1,322 thousand and $267 thousand at December 31, 2003 and 2002, respectively. The Company recognized operating losses of approximately $2,626 thousand, $560 thousand and $61 thousand from this transaction in 2003, 2002 and 2001, respectively.

The Company currently reinsures 90% of its new production of variable and fixed annuities to an affiliate. Also, the Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

	Year Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Direct premiums	$10,886	$28,835	$21,031
Reinsurance ceded	(5,098)	(4,874)	(5,116)

Net premiums	$5,788	$23,961	$15,915

Reinsurance recoveries netted against policyholder benefits	$3,567	$4,910	$2,942

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Reinsurance recoverables, included in premiums and other receivables, were $31,793 thousand and $30,309 thousand at December 31, 2003 and 2002, respectively.

6.	DEBT

Debt consisted of the following:

	December 31,
	2003	2002
	(Dollars in thousands)
Surplus notes, interest rate 5%	$25,000	$25,000
Surplus notes, interest rate LIBOR plus .75%	10,000	10,000

Total long-term debt	$35,000	$35,000

Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

There are no principal payments due on the notes payable during the next five years.

Interest expense related to the Company’s indebtedness, included in other expenses, was $2,049 thousand, $1,640 thousand and $2,136 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

7.	INCOME TAXES

The provision for income taxes for operations was as follows:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Current income tax expense (benefit)
Federal	$55,612	$15,353	$(9,669)
State	2,507	-	-
Deferred income tax benefit
Federal	(38,540)	(24,387)	(9,187)
State	(1,284)	-	-

Provision for income tax expense (benefit)	$18,295	$(9,034)	$(18,856)

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Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for operations were as follows:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Tax provision (benefit) at U.S. statutory rate	$19,487	$(6,298)	$(16,171)
Tax effect of:
Tax exempt investment income	(2,212)	(2,735)	(2,685)
State tax net of federal benefit	795	(1)	-
Other, net	225	-	-

Provision for income tax expense (benefit)	$18,295	$(9,034)	$(18,856)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

	December 31,
	2003	2002
	(Dollars in thousands
Deferred income tax assets:
Liability for future policy benefits	$218,403	$97,708
Loss and credit carryforwards	-	6,118
Other, net	1,878	875

Total deferred tax assets	220,281	104,701

Deferred income tax liabilities:
Deferred policy acquisition costs	158,701	82,535
Investments	16,366	19,950
Unrealized gain on investments	21,144	16,806
Other, net	1,284	-

Total deferred tax liabilities	197,495	119,291

Net deferred income tax asset (liability)	$22,786	$(14,590)

The Company had no valuation allowance related to tax benefits for the years ended December 31, 2003 and 2002.

All years through and including 1999 are closed and no longer subject to IRS audit. The years 2000 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company’s financial statements.

The Company joins MetLife’s includable affiliates in filing a federal income tax return in 2003. The consolidating companies have executed a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes to or reduces consolidated federal tax expense. Pursuant to the tax allocation agreement, the amounts due from affiliates are $32,021 thousand at December 31, 2003.

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8.	COMMITMENTS AND CONTINGENCIES

Litigation

Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates are in the process of responding and are fully cooperating with regard to these information requests and inquiries. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company’s financial position.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company’s financial statements, have arisen in the course of the Company’s business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company’s compliance with applicable insurance and other laws and regulations.

Summary

It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known by the Company’s management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s net income or cash flows in particular quarterly or annual periods.

Commitments to Fund Partnership Investments

Starting in 2003, the Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $652 thousand at December 31, 2003. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

9.	EQUITY

Dividend restrictions

Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the

29

aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2003, the maximum amount of dividends the Company could pay MLIG in 2004 without prior approval from the state insurance regulatory authorities is $ 95,915 thousand.

Statutory Equity and Income

Applicable insurance department regulations require that insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis. Statutory net income of the Company, as filed with the Department, was $101,210 thousand, $13,402 thousand and $1,334 thousand for the years ended December 31, 2003, 2002, and 2001, respectively; statutory capital and surplus, as filed, was $295,857 thousand and $148,055 thousand at December 31, 2003 and 2002, respectively.

The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (the “Codification”), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001.

Other Comprehensive Income

The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 in other comprehensive income that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Holding gains (losses) on investments arising during the year	$(2,590)	$34,600	$(6,644)
Income tax effect of holding (gains) or losses	906	(11,749)	1,945
Reclassification adjustments:
Recognized holding losses included in current year income	4,377	33,997	24,008
Amortization of premiums and accretion of discounts associated with investments	18,048	5,285	(52)
Recognized holding (losses) gains allocated to other policyholder amounts	(1,878)	-	-
Income tax effect	(7,191)	(13,513)	(8,385)
Allocation of holding losses on investments relating to other policyholder amounts	(5,564)	(35,836)	(6,199)
Income tax effect of allocation of holding gains or losses to other policyholder amounts	1,947	12,327	2,169

Other comprehensive income	$8,055	$25,111	$6,842

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10.	OTHER EXPENSES

Other expenses were comprised of the following:

	Years Ended December 31,
	2003	2002	2001
	(Dollars in thousands)
Commissions	$202,395	$100,871	$29,518
Interest and debt issue costs	2,049	1,640	2,136
Amortization of policy acquisition costs	13,383	1,695	(14,971)
Capitalization of policy acquisition costs	(248,954)	(128,517)	(7,579)
Rent, net of sublease income	-	(122)	714
Other	107,463	84,380	94,310

Total other expenses	$76,336	$59,947	$104,128

11.	FAIR VALUE INFORMATION

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Amounts related to the Company’s financial instruments were as follows:

December 31, 2003	Notional Amount	Carrying Value	Estimated Fair Value
	(Dollars in thousands)
Assets:
Fixed maturities		$3,522,671	$3,522,671
Equity securities		$2,027	$2,027
Mortgage loans on real estate		$431,973	$467,190
Policy loans		$35,768	$35,768
Short-term investments		$137,295	$137,295
Cash and cash equivalents		$199,952	$199,952
Commitments to fund partnership investments	$652	$-	$-
Liabilities:
Policyholder account balances		$3,769,822	$3,317,970
Long-term debt		$35,000	$35,000
Payable under securities loaned transactions		$667,853	$667,853

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December 31, 2002	Carrying Value	Estimated Fair Value
	(Dollars in thousands)
Assets:
Fixed maturities	$2,599,321	$2,599,321
Equity securities	$1,929	$1,929
Mortgage loans on real estate	$437,721	$483,604
Policy loans	$37,933	$37,933
Short-term investments	$63,340	$63,340
Cash and cash equivalents	$41,452	$41,452
Liabilities:
Policyholder account balances	$2,837,425	$2,713,674
Long-term debt	$35,000	$35,000
Payable under securities loaned transactions	$224,569	$224,569

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

Fixed Maturities and Equity Securities

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

Mortgage Loans on Real Estate and Commitments to Fund Partnership Investments

Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

Policy Loans

The carrying values for policy loans approximate fair value.

Cash and Cash Equivalents and Short-term Investments

The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

Policyholder Account Balances

The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

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Long-term Debt and Payables Under Securities Loaned Transactions

The fair values of long-term debt and payables under securities loaned transactions are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

Derivative Financial Instruments

The fair value of derivative instruments, including financial futures, foreign currency swaps and interest rate caps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12.	RELATED PARTY TRANSACTIONS

The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for the years 2003, 2002 and 2001. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2003, 2002 and 2001 for the Company, recorded in other expenses, were $94,935 thousand, $58,728 thousand and $33,169 thousand, respectively.

The Company received a cash capital contribution of $50,000 thousand from MLIG for the year ended 2003. There were no capital contributions for the years ended 2002 and 2001.

In December 2001, the Company paid dividends on preferred and common stock in the amount of $19,900 thousand to MLIG.

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PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements

The following financial statements of the Separate Account are included in Part B hereof (to be updated by Amendment):

1.	Report of Independent Auditors.

2.	Statement of Assets and Liabilities as of December 31, 2003.

3.	Statement of Operations for the year ended December 31, 2003.

4.	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

5.	Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof (to be updated by Amendment):

1.	Report of Independent Auditors.

2.	Balance Sheets as of December 31, 2003 and 2002.

3.	Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4.	Statements of Stockholder’s Equity for the years ended December 31, 2003, 2002 and 2001.

5.	Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

6.	Notes to Financial Statements.

b. Exhibits

1.	Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.	Not Applicable.

3. (i)	Principal Underwriter’s and Selling Agreement (effective January 1, 2001)(6)

(ii)	Amendment to Principal Underwriter’s and Selling Agreement (effective January 1, 2002)(6)

4. (i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

(ii)	Enhanced Dollar Cost Averaging Rider(1)

(iii)	Three Month Market Entry Rider(1)

(iv)	Death Benefit Rider - Principal Protection(1)

(v)	Death Benefit Rider - Compounded-Plus(1)

(vi)	Death Benefit Rider - (Annual Step-Up)(1)

(vii)	Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

(viii)	Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

(ix)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

(x)	Terminal Illness Rider(1)

(xi)	Individual Retirement Annuity Endorsement(1)

(xii)	Roth Individual Retirement Annuity Endorsement(1)

(xiii)	401 Plan Endorsement(1)

(xiv)	Tax Sheltered Annuity Endorsement(1)

(xv)	Unisex Annuity Rates Rider(1)

(xvi)	Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company)(3)

(xvii)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

(xviii)	Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

(xix)	Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

(xx)	Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

(xxi)	Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

(xxii)	401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

(xxiii)	Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

(xxiv)	Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

(xxv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2(5/05) (filed herewith)

(xxvi)	Form of Enhanced Dollar Cost Averaging Rider 8013-1(05/05) (filed herewith)

(xxvii)	Form of Three Month Market Entry Rider 8014-1 (05/05) (filed herewith)

(xxviii)	Form of Contract Schedule (GMIB Plus or GMIB III) (to be filed by Amendment)

5. (i)	Form of Variable Annuity Application(2)

(ii)	Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

(iii)	Form of Variable Annuity Application 8029 (1/05) APPVA105USAVA (filed herewith)

6. (i)	Copy of Restated Articles of Incorporation of the Company(6)

(ii)	Copy of the Bylaws of the Company(6)

(iii)	Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

(iv)	Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

(v)	Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

(vi)	Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

(vii)	Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

(viii)	Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed1/8/01 and signed 12/18/00(6)

7. (i)	Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company(4)

(ii)	Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(4)

8. (i)	Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company(3)

(ii)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

9.	Opinion and Consent of Counsel(5)

10. (i)	Consent of Independent Registered Public Accounting Firm (to be filed by Amendment)

(ii)	Consent of Counsel (Sutherland Asbill & Brennan LLP) (to be filed by Amendment)

(iii)	Consent of Counsel (Metlife Investors USA Insurance Company) (to be filed by Amendment)

11.	Not Applicable.

12.	Not Applicable.

13.	Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(5)

(1)	incorporated herein by reference to Registrant’s Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2)	incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(5)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Michael K. Farrell 22 Corporate Plaza Drive Newport Beach, CA 92660	Chairman of the Board, President, Chief Executive Officer and Director

Susan A. Buffum 334 Madison Avenue Convent Station, NJ 07961	Director

James P. Bossert 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Chief Financial Officer and Director

Michael R. Fanning 501 Boylston Street Boston, MA 02116	Director

Elizabeth M. Forget 260 Madison Avenue New York, NY 10016	Director

George Foulke 501 Route 22 Bridgewater, NJ 08807	Director

Hugh C. McHaffie 501 Boylston Street Boston, MA 02116	Executive Vice President and Director

Kevin J. Paulson 4700 Westown Parkway West Des Moines, IA 50266	Senior Vice President

Richard C. Pearson 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, General Counsel, Secretary and Director

Helayne F. Klier 260 Madison Avenue New York, NY 10016	Executive Vice President

Jeffrey A. Tupper 22 Corporate Plaza Drive Newport Beach, CA 92660	Assistant Vice President and Director

Debora L. Buffington 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, Director of Compliance

Leonard M. Bakal 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Vice President

Betty Davis 1125 - 17th Street Denver, CO 80202	Vice President

Brian C. Kiel 501 Route 22 Bridgewater, NJ 08807	Vice President, Appointed Actuary

Christopher A. Kremer 501 Boylston Street Boston, MA 02116	Vice President

Marian J. Zeldin 501 Route 22 Bridgewater, NJ 08907	Vice President

Karen A. Johnson 501 Boylston Street Boston, MA 02116	Vice President

Deron J. Richens 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Anthony J. Williamson 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES

AS OF DECEMBER 31, 2004

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2004. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

B.	MetLife Bank National Association (USA)

C.	Exeter Reassurance Company, Ltd. (Bermuda)

D.	MetLife Taiwan Insurance Company Limited (Taiwan)

E.	Metropolitan Tower Life Company (DE)

1.	TH Tower NGP, LLC (DE)

2.	Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

3.	TH Tower Leasing, LLC (DE)

F.	MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G.	MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

1.	MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

a)	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H.	MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

1.	MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

a)	Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

b)	Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I.	MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.	Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.	MetLife Securities, Inc. (DE)

L.	Enterprise General Insurance Agency, Inc. (DE)

1.	MetLife General Insurance Agency of Texas, Inc. (DE)

2.	MetLife General Insurance Agency of Massachusetts, Inc. (MA)

1

M.	Metropolitan Property and Casualty Insurance Company (RI)

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	Met P&C Managing General Agency, Inc. (TX)

5.	MetLife Auto & Home Insurance Agency, Inc. (RI)

6.	Metropolitan Group Property and Casualty Insurance Company (RI)

a)	Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

7.	Metropolitan Lloyds, Inc. (TX)

a)	Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

8.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

N.	Cova Corporation (MO)

1.	Texas Life Insurance Company (TX)

a)	Texas Life Agency Services, Inc. (TX)

b)	Texas Life Agency Services of Kansas, Inc. (KS)

2.	Cova Life Management Company (DE)

O.	MetLife Investors Insurance Company (MO)

1.	MetLife Investors Insurance Company of California (CA)

P.	First MetLife Investors Insurance Company

Q.	N.L. Holding Corp. (DEL) (NY)

1.	Nathan & Lewis Associates, Inc. (NY)

a)	Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

b)	Nathan and Lewis Associates of Texas, Inc. (TX)

R.	Walnut Street Securities, Inc. (MO)

1.	Walnut Street Advisers, Inc. (MO)

S.	Newbury Insurance Company, Limited

T.	MetLife Investors Group, Inc. (DE)

1.	MetLife Investors USA Insurance Company (DE)

2.	MetLife Investors Distribution Company (MO)

3.	Met Investors Advisory, LLC (DE)

4.	MetLife Investors Financial Agency, Inc. (TX)

2

U.	MetLife International Holdings, Inc. (DE)

1.	Natiloportem Holdings, Inc. (DE)

a)	Servicios Administrativos Gen, S.A. de C.V. (Mexico)

(1)	MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

(2)	MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

2.	MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

3.	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

4.	Metropolitan Life Seguros de Retiro S.A. (Argentina)- 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

5.	Metropolitan Life Seguros de Vida S.A. (Argentina)- 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

a)	Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

6.	MetLife Insurance Company of Korea Limited (South Korea)

7.	Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

a)	Soma Seguradora, S.A. (Brazil)

V.	Metropolitan Life Insurance Company (NY)

1.	334 Madison Avenue BTP-D Holdings, LLC (DE)

2.	334 Madison Avenue BTP-E Holdings, LLC (DE)

3.	334 Madison Avenue Euro Investments, Inc. (DE)

a)	Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

(1)	Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

4.	St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

5.	One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

6.	CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

7.	GA Holding Corp. (MA)

8.	CRH Co., Inc. (MA)

3

9.	L/C Development Corporation (CA)

10.	Benefit Services Corporation (GA)

11.	Thorngate, LLC (DE)

12.	Alternative Fuel I, LLC

13.	Transmountain Land & Livestock Company (MT)

14.	MetPark Funding, Inc. (DE)

15.	HPZ Assets LLC (DE)

16.	MetDent, Inc. (DE)

17.	Missouri Reinsurance (Barbados), Inc. (Barbados)

18.	Metropolitan Tower Realty Company, Inc. (DE)

19.	P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

20.	MetLife (India) Private Ltd. (India)

21.	Metropolitan Marine Way Investments Limited (Canada)

22.	MetLife Private Equity Holdings, LLC (DE)

23.	Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

24.	23rd Street Investments, Inc. (DE)

a)	Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

b)	Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

25.	Metropolitan Realty Management, Inc. (DE)

26.	Hyatt Legal Plans, Inc. (DE)

a)	Hyatt Legal Plans of Florida, Inc. (FL)

27.	MetLife Holdings, Inc. (DE)

a)	MetLife Credit Corp. (DE)

b)	MetLife Funding, Inc. (DE)

28.	SSRM Holdings, Inc. (DE)- Employees of State Street Research & Management Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

a)	State Street Research & Management Company (DE)

(1)	State Street Research Investment Services, Inc. (MA)

b)	SSR Realty Advisors, Inc. (DE)

(1)	Metric Management, Inc. (DE)

4

(2)	Metric Assignor, Inc. (CA)

(3)	SSR AV, Inc. (DE)

(4)	Metric Property Management, Inc. (DE)

(5)	Metric Realty (IL) - 50% is owned by SSR Realty Advisors, Inc. and 50% is owned by Metric Property Management, Inc.

29.	Bond Trust Account A (MA)

30.	Metropolitan Asset Management Corporation (DE)

a)	MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

(1)	MetLife Capital CFLI Holdings, LLC (DE)

(a)	MetLife Capital CFLI Leasing, LLC (DE)

b)	MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

c)	MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

d)	MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

e)	MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

f)	MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

31.	New England Life Insurance Company (MA)

a)	MetLife Advisers, LLC (MA)

b)	New England Securities Corporation (MA)

(1)	Hereford Insurance Agency, Inc. (MA)

c)	Omega Reinsurance Corporation (AZ)

32.	GenAmerica Financial, LLC (MO)

a)	GenAmerica Capital I (DE)

b)	General American Life Insurance Company (MO)

(1)	Paragon Life Insurance Company (MO)

(2)	GenAmerica Management Corporation (MO)

(3)	Krisman, Inc. (MO)

(4)	White Oak Royalty Company (OK)

5

(5)	Reinsurance Group of America, Incorporated (MO)

(a)	Reinsurance Company of Missouri, Incorporated (MO)

(i)	RGA Reinsurance Company (MO)

(A)	Fairfield Management Group, Inc. (MO)

(aa)	Reinsurance Partners, Inc. (MO)

(bb)	Great Rivers Reinsurance Management, Inc. (MO)

(cc)	RGA (U.K.) Underwriting Agency Limited (United Kingdom)

(ii)	Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

(iii)	RGA Sigma Reinsurance SPC (Cayman Islands)

(iv)	RGA Capital Trust I (DE)

(v)	RGA Americas Reinsurance Company, Ltd.

(Barbados)

(vi)	RGA Reinsurance Company (Barbados) Ltd.

(Barbados)

(A)	RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

(vii)	RGA Life Reinsurance Company of Canada (Canada)

(viii)	RGA International Corporation (Nova Scotia)

(A)	RGA Financial Products Limited (Canada)

(ix)	RGA Holdings Limited (U.K.) (United Kingdom)

(A)	RGA UK Services Limited (United Kingdom)

(B)	RGA Capital Limited U.K. (United Kingdom)

(C)	RGA Reinsurance (UK) Limited (United Kingdom)

(x)	RGA South African Holdings (Pty) Ltd. (South Africa)

(A)	RGA Reinsurance Company of South Africa Limited (South Africa)

(xi)	RGA Australian Holdings PTY Limited (Australia)

(A)	RGA Reinsurance Company of Australia Limited (Australia)

(B)	RGA Asia Pacific PTY, Limited (Australia)

(xii)	General American Argentina Seguros de Vida, S.A. (Argentina)

(xiii)	RGA Argentina S.A. (Argentina)

(xiv)	Malaysia Life Reinsurance Group Berhad (Malaysia)- 30% interest of Malaysia Life Reinsurance Group Berhad is held by Reinsurance Group of America, Incorporated.

6

(xv)	RGA Technology Partners, Inc. (MO)

(xvi)	RGA International Reinsurance Company (Ireland)

The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships (“MILPs”), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

5) New England Life Insurance Company (“NELICO”), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer’s shares.

7) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

7

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of September 30, 2004, there were 18,987 qualified contract owners and 10,000 non-qualified contract owners of Class VA Contracts. (to be updated by Amendment)

ITEM 28.	INDEMNIFICATION

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director’s duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

ITEM 29.	PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust;

MetLife Investors Variable Annuity Account One;

MetLife Investors Variable Annuity Account Five;

MetLife Investors Variable Life Account One;

MetLife Investors Variable Life Account Five; and

First MetLife Investors Variable Annuity Account One.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal Business Address	Positions and Offices with Underwriter
Leslie Sutherland 22 Corporate Plaza Drive Newport Beach, CA 92660	President

Richard C. Pearson 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, General Counsel, Secretary

Elizabeth M. Forget 260 Madison Avenue New York, NY 10016	Executive Vice President and Chief Marketing Officer

Edward C. Wilson 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President and Chief Distribution Officer

Craig W. Markham 13045 Tesson Ferry Road St. Louis, MO 63128	Director

Michael K. Farrell 22 Corporate Plaza Drive Newport Beach, CA 92660	Director

William J. Toppeta 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Director

Timothy A. Spangenberg 13045 Tesson Ferry Road St. Louis, MO 63128	Executive Vice President, Chief Financial Officer

Paul A. LaPiana 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Life Insurance Distribution Division

Helayne F. Klier 260 Madison Avenue New York, NY 10016	Executive Vice President

Charles M. Deuth 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, National Accounts

Debora L. Buffington 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, Director of Compliance

Anthony J. Dufault 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

James R. Fitzpatrick 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Paul M. Kos 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

John E. Peterson 13045 Tesson Ferry Road St. Louis, MO 63128	Vice President

Deron J. Richens 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Paul A. Smith 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Cathy Sturdivant 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Paulina Vakouros 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Jonnie L. Crawford 22 Corporate Plaza Drive Newport Beach, CA 92660	Assistant Secretary

James W. Koeger 13045 Tesson Ferry Road St. Louis, MO 63128	Assistant Treasurer

Anthony J. Williamson 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant’s last fiscal year (to be updated by Amendment):

(1) Name Of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$169,179,314	$0	$0	$0

ITEM 30.    Location of Accounts and Records

The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)	Registrant
(b)	Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
(c)	State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
(d)	MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
(e)	MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
(f)	Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607
(g)	Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
(h)	Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
(i)	Metropolitan Life Insurance Company, 1125 17th Street, Denver, CO 80202

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. MetLife Investors USA Insurance Company (“Company”) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 14th day of January 2005.

METLIFE INVESTORS USA SEPARATE ACCOUNT A (Registrant)

By:	METLIFE INVESTORS USA INSURANCE COMPANY

By:	/s/ Michael K. Farrell
Michael K. Farrell
President and Chief Executive Officer

METLIFE INVESTORS USA INSURANCE COMPANY (Depositor)

By:	/s/ Michael K. Farrell
Michael K. Farrell
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 14, 2005.

/s/ Michael K. Farrell* Michael K. Farrell	Chairman of the Board, Chief Executive Officer, President and Director

/s/ James P. Bossert* James P. Bossert	Executive Vice President and Chief Financial Officer (Principal Accounting Officer) and Director

/s/ Susan A. Buffum* Susan A. Buffum	Director

/s/ Michael R. Fanning* Michael R. Fanning	Director

/s/ Elizabeth M. Forget* Elizabeth M. Forget	Director

/s/ George Foulke* George Foulke	Director

/s/ Hugh C. McHaffie* Hugh C. McHaffie	Director

/s/ Richard C. Pearson* Richard C. Pearson	Director

/s/ Jeffrey A. Tupper* Jeffrey A. Tupper	Director

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact
January 14, 2005

*	MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4
(File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004.

Exhibit Index

4	(xxv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (5/05)

4	(xxvi)	Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05)

4	(xxvii)	Form of Three Month Market Entry Rider 8014-1 (05/05)

5	(iii)	Form of Variable Annuity Application 8029 (1/05) APPVA105USAVA